UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	Aberdeen Funds

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Lucia Sitar, Esquire Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103

With Copies to: Rose F. DiMartino, Esquire Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. The schedule of investments for the three-month period ended July 31, 2013 is filed herewith.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.9%)

AUSTRALIA (12.6%)

Consumer Staples (2.0%)
Woolworths Ltd. (a)	613,056	$18,358,880

Financials (3.4%)
QBE Insurance Group Ltd. (a)	2,106,150	31,105,519
Shopping Centres Australasia Property Group, REIT (a)	68,111	98,868

		31,204,387

Materials (7.2%)
BHP Billiton - London Listing (a)	1,139,073	32,605,342
Rio Tinto - London Listing (a)	719,740	32,388,504

		64,993,846

		114,557,113

CHINA (6.0%)

Energy (3.1%)
PetroChina Co. Ltd., H Shares (a)	23,878,000	27,861,666

Telecommunication Services (2.9%)
China Mobile Ltd. (a)	2,504,000	26,605,148

		54,466,814

HONG KONG (22.7%)

Consumer Discretionary (1.2%)
Li & Fung Ltd. (a)	8,098,000	10,660,219

Consumer Staples (1.5%)
Dairy Farm International Holdings Ltd.	1,140,300	13,569,571

Financials (14.2%)
AIA Group Ltd. (a)	6,722,800	31,821,278
Hang Lung Group Ltd. (a)	1,427,000	7,355,324
Hang Lung Properties Ltd. (a)	5,354,000	17,366,016
HSBC Holdings PLC (a)	3,039,254	34,413,686
Swire Pacific Ltd., Class A (a)	2,105,500	24,833,654
Swire Pacific Ltd., Class B (a)	120,000	279,023
Swire Properties Ltd. (a)	2,753,900	8,087,979
Wing Hang Bank Ltd. (a)	513,397	4,756,752

		128,913,712

Industrials (3.9%)
Jardine Matheson Holdings Ltd. (a)	80,800	4,423,201
Jardine Strategic Holdings Ltd. (a)	915,000	31,474,428

		35,897,629

Information Technology (1.9%)
ASM Pacific Technology Ltd. (a)	1,579,200	17,149,408

		206,190,539

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

INDIA (11.7%)

Consumer Discretionary (1.3%)
Hero Motocorp Ltd. (a)	387,000	$11,558,500

Financials (4.0%)
Housing Development Finance Corp. Ltd. (a)	2,392,373	31,549,123
ICICI Bank Ltd. (a)	246,200	3,672,449
ICICI Bank Ltd., ADR	26,800	878,504

		36,100,076

Health Care (0.9%)
GlaxoSmithKline Pharmaceuticals Ltd.	203,927	8,025,611

Information Technology (3.4%)
Infosys Ltd. (a)	628,250	30,883,618
Infosys Ltd., ADR	10,390	516,175

		31,399,793

Materials (2.1%)
Grasim Industries Ltd. (a)	42,024	1,832,189
Grasim Industries Ltd., GDR (a)(b)	20,080	879,127
UltraTech Cement Ltd. (a)	551,142	16,559,904
UltraTech Cement Ltd., GDR (a)	330	10,050

		19,281,270

		106,365,250

INDONESIA (1.0%)

Consumer Staples (1.0%)
PT Unilever Indonesia Tbk (a)	2,799,500	8,644,472

MALAYSIA (3.5%)

Consumer Staples (1.0%)
British American Tobacco Bhd (a)	481,500	9,090,267

Financials (2.5%)
CIMB Group Holdings Bhd (a)	4,880,300	11,829,284
Public Bank Bhd (Foreign Mkt) (a)	2,124,500	11,295,391

		23,124,675

		32,214,942

PHILIPPINES (2.9%)

Financials (2.9%)
Ayala Corp. (a)	764,000	10,621,370
Ayala Land, Inc. (a)	12,312,700	8,519,260
Bank of Philippine Islands (a)	3,468,462	7,514,563

		26,655,193

REPUBLIC OF SOUTH KOREA (1.1%)

Consumer Staples (1.1%)
E-Mart Co. Ltd. (a)	51,940	9,774,870

SINGAPORE (18.9%)

Financials (10.6%)
City Developments Ltd. (a)	3,226,000	26,959,338
DBS Group Holdings Ltd. (a)	858,000	11,259,460

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Keppel REIT, REIT (a)	404,600	$404,539
Oversea-Chinese Banking Corp. Ltd. (a)	4,507,864	37,424,941
United Overseas Bank Ltd. (a)	1,213,945	20,478,214

		96,526,492

Industrials (5.3%)
Keppel Corp. Ltd. (a)	2,253,000	18,339,074
Singapore Airlines Ltd. (a)	940,000	7,473,396
Singapore Technologies Engineering Ltd. (a)	6,565,000	22,107,620

		47,920,090

Information Technology (0.5%)
Venture Corp. Ltd. (a)	738,000	4,250,790

Telecommunication Services (2.5%)
Singapore Telecommunications Ltd. (a)	7,382,000	22,795,152

		171,492,524

TAIWAN (5.0%)

Information Technology (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	8,705,000	29,602,976

Telecommunication Services (1.7%)
Taiwan Mobile Co. Ltd. (a)	4,325,100	15,711,779

		45,314,755

THAILAND (4.6%)

Energy (2.0%)
PTT Exploration & Production PCL, Foreign Shares (a)	3,549,000	17,691,100

Materials (2.6%)
Siam Cement PCL, Foreign Shares (a)	894,800	13,134,510
Siam Cement PCL, NVDR (a)	741,000	10,836,469

		23,970,979

		41,662,079

UNITED KINGDOM (2.9%)

Financials (2.9%)
Standard Chartered PLC (a)	1,154,992	26,788,549

Total Common Stocks		844,127,100

PREFERRED STOCKS (4.2%)

REPUBLIC OF SOUTH KOREA (4.2%)

Information Technology (4.2%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	52,847	38,455,416

Total Preferred Stocks		38,455,416

REPURCHASE AGREEMENT (4.3%)

UNITED STATES (4.3%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $39,526,011, collateralized by U.S. Treasury Note, maturing 05/31/2020; total market value of $40,320,000	$39,526,000	39,526,000

Total Repurchase Agreement		39,526,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Total Investments (Cost $888,471,116) (c)—101.4%	922,108,516

Liabilities in excess of other assets—(1.4)%	(12,980,826)

Net Assets—100.0%	$909,127,690

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.8%)

AUSTRALIA (3.7%)

Consumer Discretionary (0.9%)
ARB Corp. Ltd. (a)	20,945	$254,467

Financials (1.7%)
BWP Trust, REIT (a)	58,500	129,511
Shopping Centres Australasia Property Group, REIT (a)	218,000	316,441

		445,952

Industrials (1.1%)
Cabcharge Australia Ltd. (a)	74,409	289,712

		990,131

CHINA (3.3%)

Energy (0.5%)
Green Dragon Gas Ltd.*	40,587	126,571

Financials (1.1%)
Yanlord Land Group Ltd. (a)	291,000	282,453

Materials (1.7%)
Yingde Gases Group Co. Ltd. (a)	504,000	457,783

		866,807

HONG KONG (11.2%)

Consumer Discretionary (4.4%)
Cafe de Coral Holdings Ltd. (a)	42,000	136,448
Giordano International Ltd. (a)	374,000	370,212
Hongkong & Shanghai Hotels Ltd. (The) (a)	261,020	393,130
Texwinca Holdings Ltd. (a)	284,000	277,378

		1,177,168

Financials (3.5%)
AEON Credit Service (Asia) Co. Ltd. (a)	100,000	95,090
Dah Sing Financial Holdings Ltd. (a)	162,938	675,004
Public Financial Holdings Ltd. (a)	310,000	143,440

		913,534

Industrials (2.5%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	15,200	211,586
Pacific Basin Shipping Ltd. (a)	831,000	448,633

		660,219

Telecommunication Services (0.8%)
Asia Satellite Telecommunications Holdings Ltd. (a)	53,000	205,076

		2,955,997

INDIA (8.6%)

Consumer Staples (0.8%)
Godrej Consumer Products Ltd.	16,687	219,548

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Health Care (1.2%)
Piramal Enterprises Ltd. (a)	8,400	$75,969
Sanofi India Ltd.	6,350	250,533

		326,502

Industrials (1.4%)
Container Corp. of India	22,801	372,586

Information Technology (2.0%)
CMC Ltd.	12,410	244,914
Mphasis Ltd.	40,450	267,760

		512,674

Materials (2.9%)
Castrol (India) Ltd. (a)	50,500	261,117
Kansai Nerolac Paints Ltd.	10,327	199,390
Madras Cements Ltd. (a)	111,737	294,886

		755,393

Utilities (0.3%)
Gujarat Gas Co. Ltd.	25,670	73,858

		2,260,561

INDONESIA (9.9%)

Consumer Discretionary (0.6%)
Astra Otoparts Tbk PT (a)	416,500	162,163

Consumer Staples (4.8%)
Multi Bintang Indonesia Tbk PT	5,500	668,937
Petra Foods Ltd. (a)	190,000	596,539

		1,265,476

Financials (1.6%)
Bank OCBC NISP Tbk PT*	1,104,811	134,910
Bank Permata Tbk PT*	1,746,045	275,222

		410,132

Industrials (1.0%)
AKR Corporindo Tbk PT (a)	645,000	270,841

Materials (1.9%)
Holcim Indonesia Tbk PT (a)	1,556,500	397,280
Vale Indonesia Tbk PT (a)	640,500	110,031

		507,311

		2,615,923

MALAYSIA (18.9%)

Consumer Discretionary (7.1%)
Aeon Co. (M) Bhd	166,100	793,634
Oriental Holdings Bhd (a)	176,700	527,065
Panasonic Manufacturing Malaysia Bhd	13,600	108,582
Shangri-La Hotels Malaysia Bhd	206,500	443,046

		1,872,327

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Consumer Staples (3.9%)
Carlsberg Brewery Malaysia Bhd, Class B (a)	13,600	$61,626
Fraser & Neave Holdings Bhd	14,600	82,361
Guinness Anchor Bhd	24,300	134,834
United Malacca Bhd	94,500	215,858
United Plantations Bhd	66,600	534,607

		1,029,286

Financials (3.9%)
Alliance Financial Group Bhd	235,900	389,773
Bursa Malaysia Bhd (a)	105,500	253,121
SP Setia Bhd	262,000	269,754
YNH Property Bhd	190,000	109,525

		1,022,173

Industrials (1.1%)
POS Malaysia Bhd	202,500	305,872

Information Technology (0.6%)
Silverlake Axis Ltd. (a)	266,000	157,838

Materials (2.3%)
Batu Kawan BHD	25,800	145,543
Lafarge Malayan Cement Bhd	56,900	181,364
Tasek Corp. Bhd	56,000	275,512

		602,419

		4,989,915

NETHERLANDS (1.9%)

Information Technology (1.9%)
ASM International NV (a)	15,800	497,502

PHILIPPINES (3.2%)

Consumer Discretionary (0.7%)
Jollibee Foods Corp. (a)	50,820	181,370

Financials (0.5%)
Cebu Holdings, Inc. (a)	984,000	133,329

Industrials (0.5%)
Asian Terminals, Inc.	435,200	125,259

Utilities (1.5%)
Manila Water Co., Inc. (a)	542,400	406,398

		846,356

REPUBLIC OF SOUTH KOREA (6.1%)

Consumer Discretionary (2.1%)
Shinsegae Co. Ltd. (a)	2,819	548,538

Financials (4.0%)
BS Financial Group, Inc. (a)	36,370	519,154
DGB Financial Group, Inc. (a)	36,070	540,419

		1,059,573

		1,608,111

SINGAPORE (16.0%)

Financials (6.9%)
Ascendas Hospitality Trust, REIT (a)	287,000	190,581

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Bukit Sembawang Estates Ltd. (a)	133,000	$646,614
CDL Hospitality Trusts, REIT (a)	166,000	217,217
Far East Hospitality Trust, REIT (a)	375,000	275,778
Hong Leong Finance Ltd. (a)	52,000	109,505
Wheelock Properties (Singapore) Ltd. (a)	273,000	392,627

		1,832,322

Health Care (1.9%)
Eu Yan Sang International Ltd.	177,000	105,851
Raffles Medical Group Ltd. (a)	157,197	397,833

		503,684

Industrials (5.1%)
ComfortDelGro Corp. Ltd. (a)	225,000	354,157
SATS Ltd. (a)	84,000	219,155
SBS Transit Ltd.	9,500	10,391
Singapore Post Ltd. (a)	217,000	224,378
Straits Trading Co. Ltd.	132,500	409,745
Yoma Strategic Holdings Ltd.* (a)	195,000	132,434

		1,350,260

Information Technology (2.1%)
Venture Corp. Ltd. (a)	95,000	547,188

		4,233,454

SRI LANKA (3.3%)

Energy (0.4%)
Chevron Lubricants Lanka PLC (a)	45,600	107,804

Financials (0.4%)
Commercial Bank of Ceylon PLC (a)	123,949	110,310

Industrials (2.5%)
Aitken Spence & Co. PLC	392,842	365,817
John Keells Holdings PLC (a)	147,500	292,291

		658,108

		876,222

THAILAND (7.9%)

Consumer Discretionary (2.1%)
BEC World PCL, Foreign Shares (a)	150,000	294,785
Minor International PCL, Foreign Shares (a)	343,000	251,677

		546,462

Financials (2.5%)
Central Pattana PCL	73,800	101,500
Tisco Financial Group PCL, Foreign Shares (a)	455,500	552,540

		654,040

Health Care (0.9%)
Bumrungrad Hospital PCL, Foreign Shares (a)	98,500	255,346

Information Technology (0.9%)
Hana Microelectronics PCL, Foreign Shares (a)	369,000	239,444

Materials (1.5%)
Siam City Cement PCL, Foreign Shares (a)	28,700	391,919

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

		$2,087,211

UNITED KINGDOM (3.8%)

Consumer Discretionary (2.8%)
Millennium & Copthorne Hotels PLC (a)	87,000	732,665

Consumer Staples (1.0%)
MP Evans Group PLC (a)	33,375	271,757

		1,004,422

Total Common Stocks		25,832,612

Total Investments (Cost $25,155,416) (b)—97.8%		25,832,612

Other assets in excess of liabilities—2.2%		574,831

Net Assets—100.0%		$26,407,443

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.5%)

CHINA (25.7%)

Consumer Discretionary (0.6%)
Charm Communications, Inc., ADR	44,470	$198,781

Consumer Staples (3.0%)
China Resources Enterprise Ltd. (a)	348,000	1,072,030

Energy (9.4%)
CNOOC Ltd. (a)	853,000	1,539,448
Green Dragon Gas Ltd.*	58,000	180,877
Greka Drilling Ltd.*	225,000	49,631
PetroChina Co. Ltd., H Shares (a)	1,344,000	1,568,225

		3,338,181

Financials (5.3%)
China Merchants Bank Co. Ltd., A Shares (a)(b)	415,000	718,039
China Vanke Co. Ltd., A Shares (a)(b)	350,000	543,429
Yanlord Land Group Ltd. (a)	635,000	616,350

		1,877,818

Materials (3.0%)
Huaxin Cement Co. Ltd., B Shares (a)	261,400	354,052
Yingde Gases Group Co. Ltd. (a)	767,000	696,666

		1,050,718

Telecommunication Services (4.4%)
China Mobile Ltd. (a)	147,000	1,561,884

		9,099,412

HONG KONG (72.1%)

Consumer Discretionary (13.9%)
AEON Stores (Hong Kong) Co. Ltd.	311,000	599,897
Giordano International Ltd. (a)	864,000	855,249
Hongkong & Shanghai Hotels Ltd. (The) (a)	560,757	844,574
Li & Fung Ltd. (a)	614,380	808,771
Samsonite International SA (a)	354,500	970,236
Shangri-La Asia Ltd. (a)	200,000	314,396
Texwinca Holdings Ltd. (a)	538,000	525,455

		4,918,578

Consumer Staples (2.8%)
Convenience Retail Asia Ltd.	222,000	168,884
Dairy Farm International Holdings Ltd.	70,200	835,380

		1,004,264

Financials (33.4%)
AIA Group Ltd. (a)	435,400	2,060,895
Dah Sing Banking Group Ltd. (a)	459,440	533,360
Hang Lung Group Ltd. (a)	222,000	1,144,276
Hang Lung Properties Ltd. (a)	122,000	395,714
Hong Kong Exchanges and Clearing Ltd. (a)	35,000	543,362

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen China Opportunities Fund

HSBC Holdings PLC (a)	154,751	$1,752,256
Standard Chartered PLC (HK Listing) (a)	64,508	1,473,788
Swire Pacific Ltd., Class A (a)	16,000	188,715
Swire Pacific Ltd., Class B (a)	835,000	1,941,533
Swire Properties Ltd. (a)	295,400	867,566
Wing Hang Bank Ltd. (a)	99,698	923,727

		11,825,192

Industrials (15.7%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	46,400	645,894
Jardine Strategic Holdings Ltd. (a)	75,000	2,579,871
MTR Corp. Ltd. (a)	461,344	1,715,309
Pacific Basin Shipping Ltd. (a)	1,098,000	592,779

		5,533,853

Information Technology (3.4%)
ASM Pacific Technology Ltd. (a)	110,200	1,196,723

Materials (0.6%)
Hung Hing Printing Group Ltd. (a)	1,288,000	197,506

Telecommunication Services (1.2%)
Asia Satellite Telecommunications Holdings Ltd. (a)	109,500	423,695

Utilities (1.1%)
Hong Kong & China Gas Co. Ltd. (a)	149,000	381,347

		25,481,158

UNITED STATES (1.7%)

Consumer Discretionary (1.7%)
Yum! Brands, Inc.	8,500	619,820

Total Common Stocks		35,200,390

REPURCHASE AGREEMENT (0.4%)

UNITED STATES (0.4%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $127,000 collateralized by U.S. Treasury Note, maturing 08/31/2019; total market value of $134,225	$127,000	127,000

Total Repurchase Agreement		127,000

Total Investments (Cost $32,823,239) (c)—99.9%		35,327,390

Other assets in excess of liabilities—0.1%		36,040

Net Assets—100.0%		$35,363,430

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (87.8%)

BRAZIL (9.5%)

Consumer Discretionary (0.9%)
Lojas Renner SA	3,966,710	$105,020,836

Consumer Staples (1.2%)
Souza Cruz SA	11,110,988	133,837,399

Energy (2.8%)
Petroleo Brasileiro SA, ADR	1,619,000	22,083,160
Ultrapar Participacoes SA	12,095,000	287,086,265

		309,169,425

Financials (1.9%)
Banco Bradesco SA	6,157,600	83,402,301
Multiplan Empreendimentos Imobiliarios SA	5,577,629	123,124,201

		206,526,502

Materials (2.7%)
Vale SA, ADR	21,620,901	296,638,762

		1,051,192,924

CHILE (1.3%)

Financials (1.3%)
Banco Santander Chile, ADR	6,433,255	145,134,233

CHINA (6.8%)

Energy (3.1%)
PetroChina Co. Ltd., H Shares (a)	291,226,200	339,812,678

Telecommunication Services (3.7%)
China Mobile Ltd. (a)	37,990,600	403,652,368

		743,465,046

HONG KONG (7.6%)

Financials (7.6%)
AIA Group Ltd. (a)	61,399,000	290,622,163
Hang Lung Group Ltd. (a)	25,049,000	129,112,486
Hang Lung Properties Ltd. (a)	38,882,000	126,116,070
Swire Pacific Ltd., Class A (a)	18,351,000	216,443,780
Swire Pacific Ltd., Class B (a)	15,945,000	37,075,137
Swire Properties Ltd. (a)	13,957,100	40,990,863

		840,360,499

HUNGARY (1.1%)

Consumer Discretionary (0.0%)
Danubius Hotel and Spa PLC*	2,039	36,747

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Fund

Health Care (1.1%)
Richter Gedeon Nyrt (a)	7,372,840	$113,342,534
Richter Gedeon Nyrt., GDR (a)(b)	410,000	6,279,273

		119,621,807

		119,658,554

INDIA (12.5%)

Consumer Discretionary (1.2%)
Hero Motocorp Ltd. (a)	4,527,815	135,231,911

Consumer Staples (2.6%)
Hindustan Unilever Ltd.	15,600,443	157,787,558
ITC Ltd. (a)	22,961,000	129,204,928

		286,992,486

Financials (3.2%)
Housing Development Finance Corp. Ltd. (a)	20,399,000	269,009,284
ICICI Bank Ltd. (a)	5,146,900	76,773,880
ICICI Bank Ltd., ADR	32,100	1,052,238

		346,835,402

Health Care (1.0%)
GlaxoSmithKline Pharmaceuticals Ltd.	2,713,919	106,807,140

Information Technology (2.9%)
Infosys Ltd. (a)	6,572,515	323,092,780
Infosys Ltd., ADR	31,000	1,540,080

		324,632,860

Materials (1.6%)
Grasim Industries Ltd. (a)	846,892	36,923,334
Grasim Industries Ltd., GDR (b)	13,359	584,873
UltraTech Cement Ltd. (a)	4,743,118	142,514,236
UltraTech Cement Ltd., GDR (b)	13,918	423,873

		180,446,316

		1,380,946,115

INDONESIA (2.9%)

Consumer Discretionary (2.9%)
Astra International Tbk PT (a)	504,643,000	319,333,573

ITALY (2.5%)

Energy (2.5%)
Tenaris SA, ADR	6,289,000	279,546,050

MALAYSIA (2.1%)

Financials (2.1%)
CIMB Group Holdings Bhd (a)	45,149,400	109,436,940
Public Bank Bhd (Foreign Mkt) (a)	22,182,200	117,936,747

		227,373,687

MEXICO (7.3%)

Consumer Discretionary (0.0%)
Consorcio ARA SAB de CV*	3,467,000	1,305,613

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Fund

Consumer Staples (3.5%)
Fomento Economico Mexicano SAB de CV, ADR	3,304,501	$328,764,804
Organizacion Soriana SAB de CV, Class B	15,206,779	50,837,092

		379,601,896

Financials (2.8%)
Grupo Financiero Banorte SAB de CV	49,367,148	311,406,010

Industrials (1.0%)
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	951,715	112,740,159

		805,053,678

PHILIPPINES (3.1%)

Financials (3.1%)
Ayala Corp. (a)	5,362,720	74,554,231
Ayala Land, Inc. (a)	195,247,800	135,093,594
Bank of Philippine Islands (a)	60,212,406	130,452,608

		340,100,433

POLAND (2.1%)

Financials (2.1%)
Bank Pekao SA (a)	4,519,062	231,966,091

REPUBLIC OF SOUTH KOREA (1.2%)

Consumer Staples (1.2%)
E-Mart Co. Ltd. (a)	715,019	134,563,299

RUSSIA (4.0%)

Consumer Staples (1.0%)
Magnit OJSC, GDR (a)(b)	1,949,861	112,181,823

Energy (3.0%)
Lukoil OAO, ADR	5,465,000	324,948,900

		437,130,723

SOUTH AFRICA (6.5%)

Consumer Discretionary (2.4%)
Truworths International Ltd. (a)	31,385,395	265,686,272

Consumer Staples (3.0%)
Massmart Holdings Ltd.	7,395,728	125,567,325
SABMiller PLC (a)	4,231,100	206,031,640

		331,598,965

Materials (1.1%)
BHP Billiton PLC (a)	4,145,549	118,474,935

		715,760,172

TAIWAN (4.6%)

Information Technology (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	109,618,117	372,776,855

Telecommunication Services (1.2%)
Taiwan Mobile Co. Ltd. (a)	37,660,255	136,808,304

		509,585,159

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Fund

THAILAND (5.1%)

Energy (1.3%)
PTT Exploration & Production PCL, Foreign Shares (a)	29,574,000	$147,420,846

Financials (2.0%)
Siam Commercial Bank PCL, Foreign Shares (a)	43,804,500	221,845,023

Materials (1.8%)
Siam Cement PCL, Foreign Shares (a)	9,814,800	144,068,605
Siam Cement PCL, NVDR (a)	3,583,300	52,402,593

		196,471,198

		565,737,067

TURKEY (5.0%)

Consumer Staples (1.4%)
BIM Birlesik Magazalar A.S. (a)	6,613,088	152,138,664

Financials (3.6%)
Akbank T.A.S. (a)	56,951,946	218,050,010
Turkiye Garanti Bankasi A.S. (a)	45,283,599	176,723,880

		394,773,890

		546,912,554

UNITED KINGDOM (2.6%)

Financials (2.6%)
Standard Chartered PLC (a)	12,192,934	282,799,374

Total Common Stocks		9,676,619,231

PREFERRED STOCKS (9.4%)

BRAZIL (5.4%)

Energy (2.5%)
Petroleo Brasileiro SA, ADR, Preferred Shares	18,855,900	270,393,606

Financials (2.5%)
Banco Bradesco SA, ADR, Preferred Shares	22,759,586	278,122,141

Materials (0.4%)
Vale SA, ADR, Preferred Shares	3,716,416	45,749,081

		594,264,828

REPUBLIC OF SOUTH KOREA (4.0%)

Information Technology (4.0%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	607,679	442,192,525

Total Preferred Stocks		1,036,457,353

REPURCHASE AGREEMENT (3.1%)

UNITED STATES (3.1%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $344,446,096, collateralized by U.S. Treasury Notes, maturing 08/31/2019-06/30/2020; total market value of $351,337,369	$344,446,000	344,446,000

Total Repurchase Agreement		344,446,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Fund

Total Investments (Cost $10,420,530,403) (c)—100.3%	11,057,522,584

Liabilities in excess of other assets—(0.3)%	(30,820,718)

Net Assets—100.0%	$11,026,701,866

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS—LONG POSITIONS (85.3%)

Consumer Discretionary (12.2%)
Ascena Retail Group, Inc.*	645,000	$12,313,050
BorgWarner, Inc.*	121,500	11,594,745
Comcast Corp., Class A	363,200	16,373,056
Staples, Inc.	710,992	12,101,084
Target Corp.	180,500	12,860,625
TJX Cos., Inc.	250,000	13,010,000

		78,252,560

Consumer Staples (9.5%)
CVS Caremark Corp.	218,500	13,435,565
Kellogg Co.	150,000	9,936,000
Kraft Foods Group, Inc.	199,566	11,291,444
PepsiCo, Inc.	161,400	13,483,356
Philip Morris International, Inc.	146,500	13,064,870

		61,211,235

Energy (8.8%)
Apache Corp.	84,100	6,749,025
Chevron Corp.	114,200	14,376,638
ConocoPhillips	100,000	6,486,000
EOG Resources, Inc.	49,200	7,158,108
National Oilwell Varco, Inc.	200,000	14,034,000
Schlumberger Ltd.	98,100	7,978,473

		56,782,244

Financials (9.2%)
Aflac, Inc.	241,300	14,883,384
Aspen Insurance Holdings Ltd.	209,700	7,861,653
BlackRock, Inc.	25,000	7,049,000
IntercontinentalExchange, Inc.*	76,500	13,957,425
Jones Lang LaSalle, Inc.	100,100	9,112,103
Wells Fargo & Co.	140,000	6,090,000

		58,953,565

Health Care (13.0%)
Aetna, Inc.	237,300	15,227,541
Covance, Inc.*	125,000	10,312,500
Gilead Sciences, Inc.*	134,200	8,246,590
IPC The Hospitalist Co., Inc.*	125,000	6,296,250
Johnson & Johnson	125,000	11,687,500
Pfizer, Inc.	648,800	18,964,424
Waters Corp.*	126,100	12,728,534

		83,463,339

Industrials (9.8%)
Bombardier, Inc., Class B	1,667,700	8,071,668
Canadian National Railway Co.	127,100	12,692,206
Deere & Co.	109,700	9,112,779
Emerson Electric Co.	176,900	10,856,353
Lockheed Martin Corp.	92,600	11,123,112
Precision Castparts Corp.	49,300	10,930,796

		62,786,914

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Equity Long-Short Fund

Information Technology (15.2%)
Alliance Data Systems Corp.*	38,200	$7,555,196
Cisco Systems, Inc.	500,000	12,775,000
Cognizant Technology Solutions Corp., Class A*	144,700	10,474,833
EMC Corp.	605,900	15,844,285
FEI Co.	155,900	12,074,455
MICROS Systems, Inc.*	150,000	7,309,500
Oracle Corp.	401,000	12,972,350
QUALCOMM, Inc.	138,097	8,914,162
Visa, Inc., Class A	56,620	10,022,306

		97,942,087

Materials (5.7%)
Nucor Corp.	212,200	9,926,716
Potash Corp. of Saskatchewan, Inc.	360,000	10,440,000
Praxair, Inc.	135,000	16,222,950

		36,589,666

Utilities (1.9%)
ITC Holdings Corp.	136,100	12,489,897

Total Common Stocks—Long Positions		548,471,507

REPURCHASE AGREEMENT (14.0%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $89,819,025 collateralized by U.S. Treasury Note, maturing 08/31/2019; total market value of $91,618,150	$89,819,000	89,819,000

Total Repurchase Agreement		89,819,000

Total Investments (Cost $537,696,829) (a)—99.3%		638,290,507

Other assets in excess of liabilities—0.7%		4,655,794

Net Assets—100.0%		$642,946,301

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

COMMON STOCKS—SHORT POSITIONS (36.1%)

Consumer Discretionary (6.2%)
Apollo Group, Inc.*	450,500	$8,208,110
Bally Technologies, Inc.*	68,700	4,924,416
Darden Restaurants, Inc.	205,800	10,094,490
Leggett & Platt, Inc.	345,900	10,864,719
Lululemon Athletica, Inc.*	78,800	5,482,116

		39,573,851

Consumer Staples (3.5%)
Campbell Soup Co.	291,000	13,618,800
United Natural Foods, Inc.*	154,000	9,024,400

		22,643,200

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Equity Long-Short Fund

Energy (3.1%)
Denbury Resources, Inc.*	366,000	$6,405,000
Patterson-UTI Energy, Inc.	670,800	13,261,716

		19,666,716

Financials (4.3%)
Allstate Corp. (The)	131,200	6,688,576
Bank of America Corp.	736,800	10,757,280
Legg Mason, Inc.	300,000	10,317,000

		27,762,856

Health Care (5.7%)
Agilent Technologies, Inc.	222,000	9,930,060
Boston Scientific Corp.*	1,210,000	13,213,200
Cardinal Health, Inc.	274,600	13,754,714

		36,897,974

Industrials (8.4%)
Con-way, Inc.	282,600	11,713,770
Illinois Tool Works, Inc.	204,800	14,753,792
Northrop Grumman Corp.	110,400	10,163,424
PACCAR, Inc.	230,300	12,958,981
USG Corp.*	185,000	4,649,050

		54,239,017

Information Technology (4.9%)
Badger Meter, Inc.	83,000	3,954,120
CA, Inc.	383,500	11,405,290
FactSet Research Systems, Inc.	85,500	9,334,890
VeriFone Systems, Inc.*	360,300	6,870,921

		31,565,221

Total Common Stocks—Short Positions		232,348,835

EXCHANGE TRADED FUNDS—SHORT POSITIONS (1.6%)

Equity Funds (1.6%)
iShares Russell 2000 Value Index Fund	55,000	5,003,900
Market Vectors Semiconductor ETF	127,000	4,897,120

		9,901,020

Total Exchange Traded Funds—Short Positions		9,901,020

Total Securities Sold Short (Proceeds $192,868,177)—37.7%		$242,249,855

*	Non-income producing security.

ETF	Exchange-Traded Fund

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen European Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.1%)

DENMARK (3.1%)

Health Care (3.1%)
Novo Nordisk AS, Class B (a)	960	$162,879

FRANCE (11.3%)

Consumer Staples (5.8%)
Casino Guichard-Perrachon SA (a)	1,630	167,852
L’Oreal SA (a)	820	137,458

		305,310

Industrials (3.7%)
Schneider Electric SA (a)	2,500	199,152

Utilities (1.8%)
GDF Suez (a)	4,595	96,377

		600,839

GERMANY (3.9%)

Materials (3.9%)
Linde AG (a)	1,080	208,043

ITALY (1.8%)

Energy (1.8%)
Eni SpA (a)	4,450	98,288

NORWAY (1.8%)

Industrials (1.8%)
Kongsberg Gruppen AS	5,190	97,321

SWEDEN (10.5%)

Financials (3.8%)
Nordea Bank AB (a)	15,700	199,006

Industrials (4.9%)
Assa Abloy AB, Class B (a)	3,330	147,640
Atlas Copco AB, B Shares (a)	4,700	110,103

		257,743

Information Technology (1.8%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	8,280	97,872

		554,621

SWITZERLAND (13.3%)

Consumer Staples (3.6%)
Nestle SA (a)	2,838	192,083

Financials (1.2%)
Zurich Insurance Group AG* (a)	230	61,955

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen European Equity Fund

Health Care (3.7%)
Roche Holding AG (a)	806	$198,348

Industrials (2.8%)
Schindler Holding AG (a)	1,030	147,378

Materials (2.0%)
Holcim Ltd.* (a)	1,430	103,449

		703,213

UNITED KINGDOM (49.4%)

Consumer Discretionary (3.3%)
Pearson PLC (a)	8,640	177,385

Consumer Staples (10.6%)
Associated British Foods PLC (a)	2,820	83,424
British American Tobacco PLC (a)	3,390	180,846
Tesco PLC (a)	22,940	128,233
Unilever PLC (a)	4,200	170,555

		563,058

Energy (8.1%)
AMEC PLC (a)	9,660	158,258
BG Group PLC (a)	7,420	133,799
Royal Dutch Shell PLC, A Shares (a)	4,032	137,629

		429,686

Financials (9.3%)
Prudential PLC (a)	11,040	196,068
Schroders PLC, Non-Voting Shares (a)	3,700	107,894
Standard Chartered PLC (a)	8,100	187,869

		491,831

Health Care (2.2%)
GlaxoSmithKline PLC (a)	4,520	115,638

Industrials (8.3%)
Cobham PLC (a)	25,600	112,156
Rolls-Royce Holdings PLC* (a)	11,200	199,686
Weir Group PLC (The) (a)	3,840	125,630

		437,472

Materials (4.3%)
BHP Billiton PLC (a)	4,600	131,673
Croda International PLC (a)	2,570	98,157

		229,830

Utilities (3.3%)
Centrica PLC (a)	29,600	175,977

		2,620,877

Total Common Stocks		5,046,081

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen European Equity Fund

REPURCHASE AGREEMENT (2.1%)

UNITED STATES (2.1%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $112,000, collateralized by U.S. Treasury Note, maturing 05/31/2017; total market value of $118,287	$112,000	$112,000

Total Repurchase Agreement		112,000

Total Investments (Cost $5,042,180) (b)—97.2%		5,158,081

Other assets in excess of liabilities—2.8%		147,539

Net Assets—100.0%		$5,305,620

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.2%)

AUSTRALIA (1.6%)

Financials (1.6%)
QBE Insurance Group Ltd. (a)	162,000	$2,392,562

CANADA (3.5%)

Industrials (2.0%)
Canadian National Railway Co.	30,100	3,008,535

Materials (1.5%)
Potash Corp. of Saskatchewan, Inc.	77,300	2,242,761

		5,251,296

CHINA (0.8%)

Energy (0.8%)
PetroChina Co. Ltd., H Shares (a)	1,090,000	1,271,849

FRANCE (1.1%)

Industrials (1.1%)
Schneider Electric SA (a)	20,600	1,641,013

HONG KONG (2.6%)

Financials (2.6%)
AIA Group Ltd. (a)	556,600	2,634,576
Swire Pacific Ltd., Class A (a)	115,500	1,362,283

		3,996,859

ITALY (5.5%)

Energy (5.5%)
Eni SpA (a)	176,300	3,893,960
Tenaris SA, ADR	100,300	4,458,335

		8,352,295

JAPAN (5.3%)

Financials (0.9%)
Daito Trust Construction Co. Ltd. (a)	15,300	1,398,025

Industrials (1.6%)
FANUC Corp. (a)	15,500	2,346,893

Information Technology (1.3%)
Canon, Inc. (a)	62,900	1,940,097

Materials (1.5%)
Shin-Etsu Chemical Co. Ltd. (a)	37,300	2,323,806

		8,008,821

MEXICO (1.6%)

Consumer Staples (1.6%)
Fomento Economico Mexicano SAB de CV, ADR	24,352	2,422,780

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Equity Fund

SINGAPORE (0.9%)

Financials (0.9%)
City Developments Ltd. (a)	161,000	$1,345,460

SOUTH AFRICA (1.1%)

Telecommunication Services (1.1%)
MTN Group Ltd. (a)	89,500	1,675,585

SWEDEN (4.5%)

Financials (2.3%)
Nordea Bank AB (a)	270,700	3,431,265

Industrials (1.3%)
Atlas Copco AB, A Shares (a)	76,600	1,998,162

Information Technology (0.9%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	121,400	1,434,985

		6,864,412

SWITZERLAND (12.3%)

Consumer Staples (2.5%)
Nestle SA (a)	54,600	3,695,470

Financials (2.8%)
Zurich Insurance Group AG* (a)	15,900	4,282,955

Health Care (7.0%)
Novartis AG (a)	65,300	4,694,206
Roche Holding AG (a)	24,000	5,906,135

		10,600,341

		18,578,766

TAIWAN (3.1%)

Information Technology (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	272,600	4,628,748

UNITED KINGDOM (19.4%)

Consumer Staples (3.5%)
British American Tobacco PLC (a)	100,700	5,372,020

Energy (3.1%)
Royal Dutch Shell PLC, B Shares (a)	132,800	4,697,190

Financials (5.1%)
HSBC Holdings PLC (a)	265,500	3,014,342
Standard Chartered PLC (a)	199,800	4,634,103

		7,648,445

Materials (1.5%)
BHP Billiton PLC (a)	81,000	2,318,581

Telecommunication Services (4.0%)
Vodafone Group PLC (a)	2,008,500	6,015,606

Utilities (2.2%)
Centrica PLC (a)	558,200	3,318,602

		29,370,444

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Equity Fund

UNITED STATES (26.9%)

Consumer Discretionary (1.1%)
Comcast Corp., Class A	37,000	$1,667,960

Consumer Staples (8.8%)
CVS Caremark Corp.	71,900	4,421,131
PepsiCo, Inc.	44,300	3,700,822
Philip Morris International, Inc.	58,000	5,172,440

		13,294,393

Energy (5.9%)
Chevron Corp.	18,600	2,341,554
EOG Resources, Inc.	22,400	3,258,976
Schlumberger Ltd.	40,600	3,301,998

		8,902,528

Health Care (5.9%)
Baxter International, Inc.	21,900	1,599,576
Johnson & Johnson	52,600	4,918,100
Quest Diagnostics, Inc.	39,600	2,309,076

		8,826,752

Industrials (2.3%)
United Technologies Corp.	33,300	3,515,481

Information Technology (1.8%)
Oracle Corp.	85,500	2,765,925

Materials (1.1%)
Praxair, Inc.	13,400	1,610,278

		40,583,317

Total Common Stocks		136,384,207

PREFERRED STOCKS (7.3%)

BRAZIL (5.1%)

Energy (0.8%)
Petroleo Brasileiro SA, ADR, Preferred Shares	82,500	1,183,050

Financials (2.6%)
Banco Bradesco SA, ADR, Preferred Shares	318,200	3,888,404

Materials (1.7%)
Vale SA, ADR, Preferred Shares	208,700	2,569,097

		7,640,551

REPUBLIC OF SOUTH KOREA (2.2%)

Information Technology (2.2%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(b)	9,132	3,316,158

		3,316,158

Total Preferred Stocks		10,956,709

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Global Equity Fund

REPURCHASE AGREEMENT (1.9%)

UNITED STATES (1.9%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $2,849,001, collateralized by U.S. Treasury Note, maturing 06/30/2020; total market value of $2,906,925	$2,849,000	$2,849,000

Total Repurchase Agreement		2,849,000

Total Investments (Cost $133,209,496) (c)—99.4%		150,189,916

Other assets in excess of liabilities—0.6%		931,462

Net Assets—100.0%		$151,121,378

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Global Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.0%)

BRAZIL (10.3%)

Energy (1.6%)
Petroleo Brasileiro SA, ADR	39,500	$538,781

Industrials (2.6%)
Wilson Sons Ltd., BDR	76,500	870,175

Materials (6.1%)
Vale SA, ADR	148,900	2,042,908

		3,451,864

CANADA (14.2%)

Industrials (3.2%)
Canadian National Railway Co.	10,900	1,088,474

Materials (11.0%)
Barrick Gold Corp.	48,200	817,954
Goldcorp, Inc.	57,600	1,624,644
Potash Corp. of Saskatchewan, Inc.	42,500	1,232,500

		3,675,098

		4,763,572

CHILE (1.8%)

Materials (1.8%)
Sociedad Quimica y Minera de Chile SA, ADR	20,700	599,472

FRANCE (8.3%)

Energy (3.4%)
Total SA (a)	21,400	1,140,371

Materials (4.9%)
Air Liquide SA (a)	12,300	1,632,843

		2,773,214

GERMANY (3.8%)

Materials (3.8%)
Linde AG (a)	6,600	1,271,376

ITALY (11.2%)

Energy (11.2%)
Eni SpA (a)	78,300	1,729,422
Tenaris SA, ADR	45,600	2,026,920

		3,756,342

JAPAN (4.2%)

Materials (4.2%)
Shin-Etsu Chemical Co. Ltd. (a)	22,600	1,407,989

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Global Natural Resources Fund

NETHERLANDS (1.2%)

Industrials (1.2%)
Koninklijke Vopak NV (a)	7,100	$408,988

UNITED KINGDOM (21.4%)

Energy (11.2%)
BG Group PLC (a)	50,000	901,608
John Wood Group PLC (a)	42,400	582,165
Royal Dutch Shell PLC, B Shares (a)	64,100	2,267,243

		3,751,016

Materials (10.2%)
BHP Billiton PLC (a)	66,000	1,889,214
Rio Tinto PLC (a)	34,500	1,552,510

		3,441,724

		7,192,740

UNITED STATES (22.6%)

Energy (15.0%)
Chevron Corp.	7,100	893,819
EOG Resources, Inc.	11,300	1,644,037
National Oilwell Varco, Inc.	10,100	708,717
Schlumberger Ltd.	22,100	1,797,393

		5,043,966

Materials (7.6%)
Monsanto Co.	8,800	869,264
Praxair, Inc.	14,000	1,682,380

		2,551,644

		7,595,610

Total Common Stocks		33,221,167

Total Investments (Cost $34,974,337) (b)—99.0%		33,221,167

Other assets in excess of liabilities—1.0%		347,709

Net Assets—100.0%		$33,568,876

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.3%)

AUSTRALIA (1.7%)

Consumer Discretionary (1.7%)
ARB Corp. Ltd. (a)	389,300	$4,729,676

BRAZIL (10.4%)

Consumer Discretionary (4.1%)
Arezzo Industria e Comercio SA	394,000	6,144,834
Cia Hering	415,800	5,577,172

		11,722,006

Financials (2.2%)
Iguatemi Empresa de Shopping Centers SA	609,500	6,144,827

Health Care (2.7%)
OdontoPrev SA	1,842,400	7,550,985

Industrials (1.4%)
Wilson Sons Ltd., BDR	338,200	3,846,972

		29,264,790

CANADA (1.5%)

Financials (1.5%)
Canadian Western Bank	152,700	4,299,565

CHILE (1.0%)

Consumer Staples (1.0%)
Vina Concha y Toro SA	1,545,500	2,797,149

FRANCE (1.5%)

Health Care (1.5%)
Virbac SA	21,400	4,270,423

GERMANY (6.5%)

Consumer Discretionary (0.9%)
Fielmann AG (a)	25,200	2,627,762

Materials (5.6%)
Fuchs Petrolub AG (a)	130,600	8,581,665
Symrise AG (a)	166,100	7,173,330

		15,754,995

		18,382,757

HONG KONG (7.2%)

Consumer Discretionary (2.1%)
Cafe de Coral Holdings Ltd. (a)	1,796,000	5,834,776

Information Technology (2.6%)
ASM Pacific Technology Ltd. (a)	693,100	7,526,757

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Small Cap Fund

Telecommunication Services (2.5%)
Asia Satellite Telecommunications Holdings Ltd. (a)	1,803,500	$6,978,384

		20,339,917

INDIA (4.8%)

Health Care (2.8%)
GlaxoSmithKline Pharmaceuticals Ltd.	97,100	3,821,401
Sanofi India Ltd.	107,200	4,229,468

		8,050,869

Materials (2.0%)
Castrol (India) Ltd. (a)	1,080,000	5,584,282

		13,635,151

ISRAEL (2.1%)

Consumer Staples (2.1%)
Osem Investments Ltd. (a)	129,000	2,876,314
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (a)	58,000	2,991,807

		5,868,121

JAPAN (7.7%)

Consumer Staples (2.0%)
Calbee, Inc. (a)	58,900	5,668,384

Health Care (4.1%)
Asahi Intecc Co. Ltd. (a)	109,400	5,765,304
Sysmex Corp. (a)	91,300	5,887,864

		11,653,168

Industrials (1.6%)
Nabtesco Corp. (a)	212,200	4,442,976

		21,764,528

MALAYSIA (1.0%)

Consumer Staples (1.0%)
Carlsberg Brewery Malaysia Bhd, Class B (a)	633,800	2,871,968

MEXICO (1.2%)

Industrials (1.2%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	274,400	3,254,710

PHILIPPINES (0.8%)

Financials (0.8%)
Bank of Philippine Islands (a)	998,600	2,163,507

SINGAPORE (4.0%)

Financials (1.4%)
Wheelock Properties (Singapore) Ltd. (a)	2,785,000	4,005,366

Health Care (2.6%)
Raffles Medical Group Ltd. (a)	2,902,000	7,344,361

		11,349,727

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Small Cap Fund

SOUTH AFRICA (4.4%)

Consumer Staples (2.6%)
Clicks Group Ltd. (a)	1,277,400	$7,416,394

Financials (1.8%)
JSE Ltd.	607,300	4,962,187

		12,378,581

SPAIN (2.1%)

Consumer Staples (2.1%)
Viscofan SA	114,000	5,871,512

SWITZERLAND (4.8%)

Consumer Staples (3.3%)
Barry Callebaut AG* (a)	9,600	9,301,882

Industrials (1.5%)
Kaba Holding AG, Class B*	10,700	4,283,700

		13,585,582

THAILAND (3.2%)

Utilities (3.2%)
Electricity Generating PCL, Foreign Shares (a)	2,082,600	9,051,123

UNITED KINGDOM (23.7%)

Consumer Discretionary (2.0%)
Millennium & Copthorne Hotels PLC (a)	680,800	5,733,313

Consumer Staples (1.6%)
PZ Cussons PLC	747,100	4,473,367

Energy (3.2%)
John Wood Group PLC (a)	663,720	9,113,080

Financials (4.2%)
Close Brothers Group PLC (a)	372,700	5,901,646
Rathbone Brothers PLC	234,500	5,957,445

		11,859,091

Health Care (1.9%)
Dechra Pharmaceuticals PLC (a)	521,500	5,426,520

Industrials (5.6%)
Rotork PLC (a)	97,300	3,926,101
Spirax-Sarco Engineering PLC (a)	137,900	6,007,174
Weir Group PLC (The) (a)	179,800	5,882,382

		15,815,657

Information Technology (3.2%)
Anite PLC (a)	2,060,500	4,024,337
Oxford Instruments PLC (a)	234,400	5,104,598

		9,128,935

Materials (2.0%)
Victrex PLC (a)	240,100	5,509,667

		67,059,630

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Global Small Cap Fund

UNITED STATES (10.7%)

Consumer Staples (1.5%)
Casey’s General Stores, Inc.	65,600	$4,344,688

Financials (2.0%)
Jones Lang LaSalle, Inc.	61,500	5,598,345

Health Care (1.0%)
Covance, Inc.*	34,500	2,846,250

Industrials (2.0%)
RBC Bearings, Inc.*	100,700	5,524,402

Materials (4.2%)
Compass Minerals International, Inc.	62,600	4,732,560
Silgan Holdings, Inc.	149,700	7,221,528

		11,954,088

		30,267,773

Total Common Stocks		283,206,190

PREFERRED STOCKS (2.4%)

CHILE (2.4%)

Consumer Staples (2.4%)
Embotelladora Andina SA, Preferred Shares	1,292,900	6,793,481

Total Preferred Stocks		6,793,481

Total Investments (Cost $277,421,459) (b)—102.7%		289,999,671

Liabilities in excess of other assets—(2.7)%		(7,526,190)

Net Assets—100.0%		$282,473,481

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BDR	Brazilian Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.0%)

AUSTRALIA (1.5%)

Financials (1.5%)
QBE Insurance Group Ltd. (a)	976,300	$14,418,877

CANADA (4.5%)

Industrials (2.0%)
Canadian National Railway Co.	200,100	20,000,259

Materials (1.5%)
Potash Corp. of Saskatchewan, Inc.	513,400	14,895,648

Telecommunication Services (1.0%)
TELUS Corp.	310,400	9,431,977

		44,327,884

CHINA (1.2%)

Energy (1.2%)
PetroChina Co. Ltd., H Shares (a)	10,302,000	12,020,725

FRANCE (4.5%)

Consumer Staples (2.2%)
Casino Guichard-Perrachon SA (a)	215,800	22,222,332

Industrials (1.2%)
Schneider Electric SA (a)	143,100	11,399,466

Utilities (1.1%)
GDF Suez (a)	506,500	10,623,487

		44,245,285

GERMANY (1.1%)

Materials (1.1%)
Linde AG (a)	58,800	11,326,804

HONG KONG (3.2%)

Financials (3.2%)
AIA Group Ltd. (a)	4,560,500	21,586,384
Swire Pacific Ltd., Class A (a)	818,500	9,653,928

		31,240,312

ITALY (6.3%)

Energy (6.3%)
Eni SpA (a)	1,451,000	32,048,414
Tenaris SA, ADR	675,200	30,012,640

		62,061,054

JAPAN (7.6%)

Consumer Staples (0.9%)
Japan Tobacco, Inc. (a)	266,600	9,307,227

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen International Equity Fund

Financials (1.1%)
Daito Trust Construction Co. Ltd. (a)	113,200	$10,343,554

Industrials (2.4%)
FANUC Corp. (a)	156,400	23,680,913

Information Technology (0.9%)
Canon, Inc. (a)	292,349	9,017,258

Materials (2.3%)
Shin-Etsu Chemical Co. Ltd. (a)	357,399	22,266,110

		74,615,062

MEXICO (2.3%)

Consumer Staples (2.3%)
Fomento Economico Mexicano SAB de CV, ADR	227,398	22,623,827

SINGAPORE (5.7%)

Financials (3.6%)
City Developments Ltd. (a)	1,747,000	14,599,493
Oversea-Chinese Banking Corp. Ltd. (a)	2,512,184	20,856,516

		35,456,009

Telecommunication Services (2.1%)
Singapore Telecommunications Ltd. (a)	6,806,000	21,016,500

		56,472,509

SOUTH AFRICA (1.1%)

Telecommunication Services (1.1%)
MTN Group Ltd. (a)	582,500	10,905,344

SWEDEN (5.0%)

Financials (2.3%)
Nordea Bank AB (a)	1,760,100	22,310,197

Industrials (1.7%)
Atlas Copco AB, A Shares (a)	637,900	16,640,044

Information Technology (1.0%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	864,000	10,212,745

		49,162,986

SWITZERLAND (16.2%)

Consumer Staples (3.6%)
Nestle SA (a)	526,500	35,634,888

Financials (3.1%)
Zurich Insurance Group AG* (a)	112,900	30,411,673

Health Care (8.5%)
Novartis AG (a)	556,300	39,990,607
Roche Holding AG (a)	177,700	43,730,011

		83,720,618

Industrials (1.0%)
Schindler Holding AG (a)	71,400	10,216,338

		159,983,517

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen International Equity Fund

TAIWAN (3.7%)

Information Technology (3.7%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	7,635,000	$25,964,242
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	644,300	10,940,214

		36,904,456

UNITED KINGDOM (25.1%)

Consumer Staples (4.1%)
British American Tobacco PLC (a)	755,100	40,282,146

Energy (4.8%)
John Wood Group PLC (a)	1,153,200	15,833,791
Royal Dutch Shell PLC, B Shares (a)	898,900	31,794,456

		47,628,247

Financials (5.4%)
HSBC Holdings PLC (a)	1,912,400	21,712,344
Standard Chartered PLC (a)	1,340,700	31,095,807

		52,808,151

Industrials (2.1%)
Weir Group PLC (The) (a)	638,800	20,899,143

Materials (2.9%)
BHP Billiton PLC (a)	987,800	28,275,235

Telecommunication Services (3.6%)
Vodafone Group PLC (a)	11,991,300	35,914,833

Utilities (2.2%)
Centrica PLC (a)	3,661,800	21,770,078

		247,577,833

Total Common Stocks		877,886,475

PREFERRED STOCKS (9.8%)

BRAZIL (5.8%)

Energy (0.8%)
Petroleo Brasileiro SA, ADR, Preferred Shares	537,000	7,700,580

Financials (2.6%)
Banco Bradesco SA, ADR, Preferred Shares	2,125,000	25,967,500

Materials (2.4%)
Vale SA, ADR, Preferred Shares	1,948,200	23,982,342

		57,650,422

REPUBLIC OF SOUTH KOREA (4.0%)

Information Technology (4.0%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)(b)	107,384	38,997,363

		38,997,363

Total Preferred Stocks		96,647,785

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen International Equity Fund

REPURCHASE AGREEMENT (0.8%)

UNITED STATES (0.8%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $8,400,002 collateralized by U.S. Treasury Note, maturing 08/31/2019; total market value of $8,571,225	$8,400,000	$8,400,000

Total Repurchase Agreement		8,400,000

Total Investments (Cost $868,858,014) (c)—99.6%		982,934,260

Other assets in excess of liabilities—0.4%		3,693,225

Net Assets—100.0%		$986,627,485

*	Non-income producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees. See Note 1(a) of the accompanying notes to statements of investments.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Latin American Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.4%)

BRAZIL (63.3%)

Consumer Discretionary (7.1%)
Arezzo Industria e Comercio SA	4,832	$75,360
Cia Hering	5,800	77,796
Lojas Renner SA	5,600	148,263

		301,419

Consumer Staples (9.5%)
BRF SA	2,900	61,779
Cia de Bebidas das Americas	4,000	150,770
Natura Cosmeticos SA	5,900	118,835
Souza Cruz SA	6,300	75,887

		407,271

Energy (11.8%)
Petroleo Brasileiro SA	47,400	319,553
Ultrapar Participacoes SA	7,700	182,767

		502,320

Financials (18.4%)
Banco Bradesco SA	25,510	345,523
BM&FBovespa SA	13,000	70,090
Itau Unibanco Holding SA	17,270	217,715
Multiplan Empreendimentos Imobiliarios SA	7,000	154,523

		787,851

Health Care (1.6%)
OdontoPrev SA	16,400	67,215

Industrials (4.9%)
Localiza Rent a Car SA	4,305	61,329
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,600	39,387
WEG SA	3,800	46,639
Wilson Sons Ltd., BDR	5,300	60,287

		207,642

Information Technology (1.1%)
Totvs SA	3,000	47,340

Materials (8.9%)
Vale SA	28,100	382,082

		2,703,140

CHILE (4.1%)

Consumer Discretionary (1.6%)
SACI Falabella	6,900	70,497

Financials (2.5%)
Banco Santander Chile, ADR	4,700	106,032

		176,529

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Latin American Equity Fund

COLOMBIA (3.5%)

Consumer Staples (1.8%)
Almacenes Exito SA	4,600	$75,600

Financials (1.7%)
Bancolombia SA	5,300	74,965

		150,565

ITALY (3.3%)

Energy (3.3%)
Tenaris SA, ADR	3,200	142,240

MEXICO (18.2%)

Consumer Staples (9.7%)
Fomento Economico Mexicano SAB de CV, ADR	1,600	159,184
Kimberly-Clark de Mexico SAB de CV, Class A	25,100	82,732
Organizacion Soriana SAB de CV, Class B	22,200	74,216
Wal-Mart de Mexico SAB de CV	35,300	96,591

		412,723

Financials (4.4%)
Grupo Financiero Banorte SAB de CV	29,916	188,709

Industrials (4.1%)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	3,300	90,849
Grupo Aeroportuario del Sureste SAB de CV, ADR, B Shares	700	82,922

		173,771

		775,203

Total Common Stocks		3,947,677

PREFERRED STOCKS (3.5%)

BRAZIL (1.5%)

Materials (1.5%)
Bradespar SA, Preferred Shares	6,500	63,822

CHILE (2.0%)

Consumer Staples (2.0%)
Embotelladora Andina SA, Preferred Shares, Class A	20,000	84,772

Total Preferred Stocks		148,594

Total Investments (Cost $4,861,135) (a)—95.9%		4,096,271

Other assets in excess of liabilities—4.1%		176,057

Net Assets—100.0%		$4,272,328

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.5%)

Consumer Discretionary (11.3%)
Ascena Retail Group, Inc.*	200,184	$3,821,512
Drew Industries, Inc.	67,655	2,762,354
Ethan Allen Interiors, Inc.	67,300	2,043,901
G-III Apparel Group Ltd.*	42,700	2,197,342
Hibbett Sports, Inc.*	59,700	3,501,405
Monro Muffler Brake, Inc.	44,100	1,896,741

		16,223,255

Consumer Staples (6.7%)
Casey’s General Stores, Inc.	60,100	3,980,423
J&J Snack Foods Corp.	38,500	3,067,680
TreeHouse Foods, Inc.*	36,700	2,605,333

		9,653,436

Energy (1.5%)
Approach Resources, Inc.*	79,800	2,113,902

Financials (22.6%)
AMERISAFE, Inc.	84,860	3,032,048
Aspen Insurance Holdings Ltd.	65,900	2,470,591
Bank of the Ozarks, Inc.	84,160	4,021,165
Boston Private Financial Holdings, Inc.	352,400	3,894,020
Canadian Western Bank	122,700	3,454,857
CBOE Holdings, Inc.	67,500	3,381,750
Healthcare Realty Trust, Inc.	72,608	1,866,752
Jones Lang LaSalle, Inc.	30,910	2,813,737
MarketAxess Holdings, Inc.	54,801	2,833,212
Sabra Healthcare REIT, Inc.	104,304	2,736,937
Univest Corp. of Pennsylvania	94,420	1,915,782

		32,420,851

Health Care (6.7%)
Covance, Inc.*	41,100	3,390,750
IPC The Hospitalist Co., Inc.*	53,840	2,711,921
Teleflex, Inc.	43,920	3,488,565

		9,591,236

Industrials (14.2%)
Actuant Corp., Class A	104,000	3,672,240
Beacon Roofing Supply, Inc.*	81,530	3,325,609
Curtiss-Wright Corp.	74,500	3,027,680
Gibraltar Industries, Inc.*	183,851	2,831,305
RBC Bearings, Inc.*	75,042	4,116,804
US Ecology, Inc.	113,900	3,481,923

		20,455,561

Information Technology (17.4%)
Advent Software, Inc.	69,230	2,037,439
FEI Co.	37,900	2,935,355
Heartland Payment Systems, Inc.	75,400	2,813,174

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Small Cap Fund

Littelfuse, Inc.	45,874	$3,669,461
MICROS Systems, Inc.*	97,267	4,739,821
Solera Holdings, Inc.	44,660	2,541,601
Syntel, Inc.	54,000	3,876,120
Teradyne, Inc.*	140,400	2,315,196

		24,928,167

Materials (12.8%)
Compass Minerals International, Inc.	32,200	2,434,320
Kaiser Aluminum Corp.	54,600	3,562,650
Quaker Chemical Corp.	27,200	1,794,384
Schweitzer-Mauduit International, Inc.	55,700	3,015,598
Silgan Holdings, Inc.	88,486	4,268,565
Worthington Industries, Inc.	91,800	3,283,686

		18,359,203

Telecommunication Services (2.1%)
Shenandoah Telecommunications Co.	156,711	3,019,821

Utilities (3.2%)
Cleco Corp.	45,200	2,192,652
ITC Holdings Corp.	26,760	2,455,765

		4,648,417

Total Common Stocks		141,413,849

REPURCHASE AGREEMENT (1.5%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $2,097,001, collateralized by a U.S. Treasury Note, maturing 08/31/2019; total market value of $2,142,806	$2,097,000	2,097,000

Total Repurchase Agreement		2,097,000

Total Investments (Cost $109,458,005) (a)—100.0%		143,510,849

Other assets in excess of liabilities—0.0%		47,097

Net Assets—100.0%		$143,557,946

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.4%)

Consumer Discretionary (12.9%)
BorgWarner, Inc.*	86,000	$8,206,980
Comcast Corp., Class A	232,000	10,458,560
Staples, Inc.	484,153	8,240,284
Starwood Hotels & Resorts Worldwide, Inc.	95,034	6,286,499
Target Corp.	118,000	8,407,500
TJX Cos., Inc.	242,000	12,593,680

		54,193,503

Consumer Staples (17.4%)
Costco Wholesale Corp.	65,800	7,717,682
CVS Caremark Corp.	195,000	11,990,550
Kellogg Co.	126,000	8,346,240
Kraft Foods Group, Inc.	164,000	9,279,120
PepsiCo, Inc.	141,863	11,851,235
Philip Morris International, Inc.	142,679	12,724,113
Procter & Gamble Co. (The)	137,000	11,001,100

		72,910,040

Energy (9.7%)
Apache Corp.	54,709	4,390,397
Chevron Corp.	84,000	10,574,760
ConocoPhillips	100,000	6,486,000
EOG Resources, Inc.	32,864	4,781,384
National Oilwell Varco, Inc.	115,300	8,090,601
Schlumberger Ltd.	80,812	6,572,440

		40,895,582

Financials (12.4%)
Aflac, Inc.	204,000	12,582,720
Charles Schwab Corp. (The)	353,500	7,808,815
IntercontinentalExchange, Inc.*	49,927	9,109,181
Royal Bank of Canada	120,011	7,496,744
Wells Fargo & Co.	342,000	14,877,000

		51,874,460

Health Care (14.0%)
Aetna, Inc.	168,000	10,780,560
Baxter International, Inc.	172,000	12,562,880
Gilead Sciences, Inc.*	88,700	5,450,615
Johnson & Johnson	136,000	12,716,000
Pfizer, Inc.	345,000	10,084,350
Quest Diagnostics, Inc.	124,000	7,230,440

		58,824,845

Industrials (8.6%)
Bombardier, Inc., Class B	864,641	4,175,464
Canadian National Railway Co.	80,500	8,038,730
Deere & Co.	77,163	6,409,931
Emerson Electric Co.	145,602	8,935,595
United Technologies Corp.	82,000	8,656,740

		36,216,460

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen U.S. Equity Fund

Information Technology (16.3%)
Alliance Data Systems Corp.*	37,322	$7,381,545
Cisco Systems, Inc.	328,000	8,380,400
Cognizant Technology Solutions Corp., Class A*	95,000	6,877,050
EMC Corp.	481,000	12,578,150
Oracle Corp.	355,000	11,484,250
QUALCOMM, Inc.	120,800	7,797,640
Solera Holdings, Inc.	88,154	5,016,844
Visa, Inc., Class A	49,000	8,673,490

		68,189,369

Materials (5.5%)
Monsanto Co.	43,825	4,329,033
Potash Corp. of Saskatchewan, Inc.	205,000	5,945,000
Praxair, Inc.	105,605	12,690,553

		22,964,586

Telecommunication Services (1.6%)
TELUS Corp.	214,268	6,524,105

Total Common Stocks		412,592,950

REPURCHASE AGREEMENT (1.7%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $6,894,002, collateralized by U.S. Treasury Note, maturing 08/31/2019; total market value of $7,032,431	$6,894,000	6,894,000

Total Repurchase Agreement		6,894,000

Total Investments (Cost $315,460,442) (a)—100.1%		419,486,950

Liabilities in excess of other assets—(0.1)%		(241,497)

Net Assets—100.0%		$419,245,453

*	Non-income producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (43.0%)

CHINA (6.2%)

Gas Utilities (1.6%)
China Resources Gas Group Ltd. (USD), 4.50%, 04/05/2022 (a)	$2,000,000	$1,980,200
ENN Energy Holdings Ltd. (USD), 6.00%, 05/13/2021 (a)	1,400,000	1,489,744
Talent Yield Investments Ltd. (USD), 4.50%, 04/25/2022 (a)	900,000	890,780

		4,360,724

Oil & Gas Services (1.3%)
COSL Finance BVI Ltd. (USD), 3.25%, 09/06/2022 (a)	3,800,000	3,442,663

Oil, Gas & Consumable Fuels (1.9%)
China Petroleum & Chemical Corp., Series WW (CNY), 0.80%, 02/20/2014 (b)	10,765,000	1,720,074
CNOOC Finance 2011 Ltd. (USD), 4.25%, 01/26/2021 (a)	300,000	306,099
CNOOC Finance 2012 Ltd. (USD), 3.88%, 05/02/2022 (a)	1,600,000	1,576,784
CNOOC Finance 2013 Ltd. (USD), 3.00%, 05/09/2023	900,000	819,399
Sinopec Group Overseas Development 2012 Ltd. (USD), 4.88%, 05/17/2042 (a)	700,000	655,793

		5,078,149

Real Estate Management & Development (0.7%)
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/2020 (a)	1,200,000	1,246,217
Yanlord Land Group Ltd. (USD), 10.63%, 03/29/2018 (a)	500,000	540,000

		1,786,217

Retail (0.7%)
Golden Eagle Retail Group Ltd. (USD), 4.63%, 05/21/2023 (a)	2,100,000	1,822,863

		16,490,616

HONG KONG (4.6%)

Chemicals (0.1%)
Yingde Gases Investment Ltd. (USD), 8.13%, 04/22/2018 (a)	350,000	357,000

Commercial Banks (0.2%)
Wing Hang Bank Ltd. (USD), EMTN, 6.00%, 04/20/2017 (c)(d)	450,000	448,564

Diversified Financial Services (1.3%)
HLP Finance Ltd. (USD), EMTN, 4.75%, 06/25/2022 (a)	1,811,000	1,777,759
Swire Properties MTN Financing Ltd. (USD), EMTN, 4.38%, 06/18/2022 (a)	1,800,000	1,791,931

		3,569,690

Diversified Holding Companies (1.4%)
Hutchison Whampoa International Ltd.
(USD), 7.63%, 04/09/2019 (a)	2,750,000	3,343,362
(USD), 7.45%, 11/24/2033 (a)	300,000	382,009

		3,725,371

Electrical Components & Equipment (0.2%)
Metropolitan Light International Ltd. (USD), EMTN, 5.25%, 01/17/2018 (a)	600,000	593,399

Insurance (0.7%)
AIA Group Ltd. (USD), EMTN, 3.13%, 03/13/2023 (a)	1,950,000	1,808,980

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

Real Estate Investment Trust (REIT) Funds (0.7%)
Champion MTN Ltd. (USD), EMTN, 3.75%, 01/17/2023 (a)	$2,000,000	$1,753,418

		12,256,422

INDIA (10.4%)

Commercial Banks (6.6%)
Axis Bank Ltd.
(USD), EMTN, 5.25%, 09/30/2015	1,800,000	1,890,718
Series 21 (INR), 9.15%, 12/31/2022	490,000,000	7,709,167
Bank of Baroda (USD), 5.00%, 08/24/2016 (a)	1,050,000	1,104,409
HDFC Bank Ltd. (USD), EMTN, 3.00%, 03/06/2018 (a)	900,000	861,120
ICICI Bank Ltd.
(USD), 6.38%, 04/30/2022 (a)(d)	1,650,000	1,612,875
(INR), 9.15%, 12/31/2022	250,000,000	4,059,838

		17,238,127

Diversified Financial Services (1.6%)
Rural Electrification Corp. Ltd., Series 103 (INR), 9.35%, 10/19/2016	258,000,000	4,197,973

Diversified Telecommunication Services (0.2%)
Bharti Airtel International Netherlands BV (USD), 5.13%, 03/11/2023 (a)	631,000	586,830

Electric Utilities (2.0%)
NTPC Ltd. (USD), EMTN, 5.63%, 07/14/2021 (a)	1,800,000	1,820,001
Power Grid Corp. of India Ltd., Series B (INR), 9.25%, 12/26/2016	216,250,000	3,494,455

		5,314,456

		27,337,386

INDONESIA (3.3%)

Coal (0.7%)
Adaro Indonesia PT (USD), 7.63%, 10/22/2019 (a)	1,200,000	1,243,500
Indo Energy Finance BV (USD), 7.00%, 05/07/2018 (a)	600,000	589,500

		1,833,000

Commercial Banks (1.1%)
Bank OCBC Nisp Tbk PT, Series OB (IDR), 6.90%, 02/19/2015	32,000,000,000	3,053,993

Electric Utilities (0.8%)
Majapahit Holding BV (USD), 7.88%, 06/29/2037 (a)	1,200,000	1,338,000
Perusahaan Listrik Negara PT (USD), 5.25%, 10/24/2042 (a)	846,000	672,570

		2,010,570

Oil, Gas & Consumable Fuels (0.7%)
Pertamina Persero PT (USD), MTN, 5.63%, 05/20/2043 (a)	2,200,000	1,804,000

		8,701,563

MALAYSIA (2.2%)

Commercial Banks (0.9%)
AMBB Capital (L) Ltd. (USD), 6.77%, 01/27/2016 (c)(d)	1,000,000	1,010,000
Public Bank Bhd (USD), 6.84%, 08/22/2036 (d)	400,000	409,305
SBB Capital Corp. (USD), 6.62%, 11/02/2015 (c)(d)	1,000,000	1,005,322

		2,424,627

Diversified Financial Services (0.3%)
Danga Capital Bhd (CNH), 2.90%, 10/20/2014 (a)	5,000,000	807,167

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

Oil, Gas & Consumable Fuels (1.0%)
PETRONAS Capital Ltd.
(USD), 5.25%, 08/12/2019 (a)	$1,400,000	$1,560,766
(USD), 7.88%, 05/22/2022 (a)	700,000	899,839
PETRONAS Global Sukuk Ltd. (USD), 4.25%, 08/12/2014 (a)	50,000	51,500

		2,512,105

		5,743,899

PHILIPPINES (1.8%)

Diversified Telecommunication Services (0.4%)
Philippine Long Distance Telephone Co. (USD), EMTN, 8.35%, 03/06/2017	1,000,000	1,145,000

Electric Utilities (0.9%)
Power Sector Assets & Liabilities Management Corp.
(USD), 7.25%, 05/27/2019 (a)(e)	1,000,000	1,202,500
(USD), 7.39%, 12/02/2024 (a)(e)	880,000	1,091,200

		2,293,700

Holding Companies-Diversified Operations (0.5%)
Alliance Global Group Inc. (USD), 6.50%, 08/18/2017	1,250,000	1,323,608

		4,762,308

REPUBLIC OF SOUTH KOREA (5.3%)

Commercial Banks (2.4%)
Busan Bank (USD), EMTN, 4.13%, 02/09/2017 (a)	1,300,000	1,359,552
Export-Import Bank of Korea
(USD), 8.13%, 01/21/2014	650,000	671,220
(USD), 4.00%, 01/11/2017	50,000	52,975
Korea Development Bank (The)
(USD), 4.00%, 09/09/2016	200,000	212,754
(USD), 3.50%, 08/22/2017	800,000	832,446
Shinhan Bank
(USD), 1.88%, 07/30/2018 (a)	600,000	572,684
(USD), 5.66%, 03/02/2035 (a)(d)	1,300,000	1,341,954
Standard Chartered Bank Korea Ltd. (USD), 7.27%, 03/03/2034 (a)(d)	1,220,000	1,241,350

		6,284,935

Commercial Services & Supplies (0.6%)
Korea Expressway Corp.
(USD), EMTN, 4.50%, 03/23/2015 (a)	1,350,000	1,415,108
(USD), 1.88%, 10/22/2017 (a)	250,000	242,892

		1,658,000

Electric Utilities (1.2%)
Korea Hydro & Nuclear Power Co. Ltd. (USD), 3.00%, 09/19/2022 (a)	2,000,000	1,829,138
Korea South-East Power Co. Ltd.
(USD), 6.00%, 05/25/2016 (a)	700,000	775,212
(USD), EMTN, 3.63%, 01/29/2017 (a)	450,000	465,942

		3,070,292

Gas Utilities (0.2%)
Korea Gas Corp.
(USD), 2.25%, 07/25/2017 (a)	200,000	197,588
(USD), 2.88%, 07/29/2018 (a)	200,000	199,665

		397,253

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

Special Purpose Banks (0.9%)
Korea Finance Corp. (USD), 3.25%, 09/20/2016	$2,400,000	$2,496,415

		13,906,895

SINGAPORE (7.8%)

Commercial Banks (1.0%)
Oversea-Chinese Banking Corp. Ltd.
(USD), EMTN, 3.75%, 11/15/2022 (a)(d)	50,000	50,904
(USD), 3.15%, 03/11/2023 (a)(d)	1,300,000	1,292,744
United Overseas Bank Ltd. (USD), EMTN, 2.88%, 10/17/2022 (a)(d)	1,300,000	1,280,500

		2,624,148

Real Estate (0.5%)
CapitaMalls Asia Treasury Ltd. (SGD), EMTN, 3.95%, 08/24/2017	1,750,000	1,430,777

Real Estate Investment Trust (REIT) Funds (1.2%)
CMT MTN Pte. Ltd.
(SGD), MTN, 2.85%, 09/01/2014	2,000,000	1,588,324
(USD), EMTN, 4.32%, 04/08/2015 (a)	1,500,000	1,562,099

		3,150,423

Semiconductors (0.2%)
STATS ChipPAC Ltd. (USD), 4.50%, 03/20/2018 (a)	400,000	393,000

Sovereign Agency (4.9%)
Housing & Development Board
(SGD), MTN, 2.02%, 02/22/2016	4,250,000	3,409,611
(SGD), MTN, 3.95%, 07/15/2018	5,000,000	4,263,536
(SGD), MTN, 1.83%, 11/21/2018 (a)	2,750,000	2,112,857
(SGD), MTN, 3.14%, 03/18/2021	4,000,000	3,201,804

		12,987,808

		20,586,156

THAILAND (1.4%)

Chemicals (0.4%)
PTT Global Chemical PCL (USD), 4.25%, 09/19/2022 (a)	1,200,000	1,169,527

Commercial Banks (0.5%)
Bangkok Bank PCL (USD), 9.03%, 03/15/2029 (a)	1,050,000	1,336,125

Oil, Gas & Consumable Fuels (0.5%)
PTTEP Australia International Finance Pty Ltd. (USD), 4.15%, 07/19/2015 (a)	50,000	52,060
PTTEP Canada International Finance Ltd. (USD), 6.35%, 06/12/2042 (a)	200,000	209,391
Thai Oil PCL (USD), 3.63%, 01/23/2023 (a)	1,025,000	953,219

		1,214,670

		3,720,322

Total Corporate Bonds		113,505,567

GOVERNMENT BONDS (49.2%)

CHINA (3.8%)
China Government Bond
Series 1104 (CNY), 3.60%, 02/17/2016 (b)	10,000,000	1,631,415
Series 1216 (CNY), 3.25%, 09/06/2019 (b)	11,000,000	1,750,488
Series 1019 (CNY), 3.41%, 06/24/2020 (b)	20,000,000	3,199,830
Series 1124 (CNY), 3.57%, 11/17/2021 (b)	22,000,000	3,545,364

		10,127,097

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

INDIA (1.8%)
India Government Bond (INR), 7.49%, 04/16/2017	$300,000,000	$4,722,095

INDONESIA (12.4%)
Indonesia Government Bonds, Barclays Bank PLC Credit-Linked Notes (IDR), EMTN, 9.50%, 06/17/2015	41,000,000,000	4,130,917
Indonesia Government International Bond
(USD), 11.63%, 03/04/2019 (a)	1,850,000	2,534,500
(USD), 5.88%, 03/13/2020 (a)	1,200,000	1,305,000
Indonesia Treasury Bond
Series FR66 (IDR), 5.25%, 05/15/2018	15,700,000,000	1,399,834
Series FR61 (IDR), 7.00%, 05/15/2022	21,889,000,000	2,021,856
Series FR35 (IDR), 12.90%, 06/15/2022	35,000,000,000	4,493,877
Series FR63 (IDR), 5.63%, 05/15/2023	95,600,000,000	7,937,651
Series FR64 (IDR), 6.13%, 05/15/2028	35,200,000,000	2,846,581
Series FR54 (IDR), 9.50%, 07/15/2031	9,000,000,000	979,999
Series FR58 (IDR), 8.25%, 06/15/2032	24,800,000,000	2,413,499
Perusahaan Penerbit SBSN (USD), MTN, 8.80%, 04/23/2014 (a)	2,400,000	2,517,000

		32,580,714

MALAYSIA (9.4%)
Malaysia Government Bond
Series 0210 (MYR), 4.01%, 09/15/2017	25,900,000	8,048,848
Series 0512 (MYR), 3.31%, 10/31/2017	27,993,000	8,477,530
Series 0511 (MYR), 3.58%, 09/28/2018	15,200,000	4,613,842
Series 0313 (MYR), 3.48%, 03/15/2023	12,000,000	3,516,340

		24,656,560

PHILIPPINES (1.8%)
Philippine Government Bond, Series 2017 (PHP), 8.00%, 07/19/2031	116,000,000	3,939,649
Philippine Government International Bond (USD), 8.38%, 06/17/2019	700,000	896,875

		4,836,524

REPUBLIC OF SOUTH KOREA (8.9%)
Korea Monetary Stabilization Bond, Series 1506 (KRW), 2.76%, 06/02/2015	7,000,000,000	6,225,681
Korea Treasury Bond
Series 1703 (KRW), 3.50%, 03/10/2017	5,750,000,000	5,186,462
Series 2106 (KRW), 1.50%, 06/10/2021 (f)	9,300,000,000	8,768,628
Series 2206 (KRW), 3.75%, 06/10/2022	900,000,000	817,818
Series 2303 (KRW), 3.00%, 03/10/2023	3,000,000,000	2,567,098

		23,565,687

SINGAPORE (3.1%)
Singapore Government Bond
(SGD), 3.25%, 09/01/2020	2,180,000	1,860,252
(SGD), 2.25%, 06/01/2021	5,870,000	4,669,580
(SGD), 3.00%, 09/01/2024	2,080,000	1,675,558

		8,205,390

SRI LANKA (1.0%)
Sri Lanka Government Bonds
Series B (LKR), 8.50%, 07/15/2018	273,000,000	1,857,058
Series A (LKR), 8.00%, 11/15/2018	24,000,000	158,855
Sri Lanka Government International Bond (USD), 6.25%, 07/27/2021 (a)	550,000	550,000

		2,565,913

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

THAILAND (7.0%)
Thailand Government Bond
(THB), 3.63%, 05/22/2015	$29,000,000	$939,207
(THB), 4.13%, 11/18/2016	101,900,000	3,353,848
(THB), 3.45%, 03/08/2019	19,000,000	603,217
(THB), 3.88%, 06/13/2019	87,000,000	2,817,788
Series ILB (THB), 1.20%, 07/14/2021 (a)(f)	230,200,000	7,994,262
(THB), 3.65%, 12/17/2021	26,200,000	823,809
(THB), 3.63%, 06/16/2023	44,300,000	1,375,594
(THB), 3.58%, 12/17/2027	20,000,000	595,451

		18,503,176

Total Government Bonds		129,763,156

REPURCHASE AGREEMENT (5.8%)

UNITED STATES (5.8%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $15,428,004, collateralized by U.S. Treasury Note, maturing 04/30/2018; total market value of $15,739,335	15,428,000	15,428,000

Total Repurchase Agreement		15,428,000

Total Investments (Cost $273,275,258) (g)—98.0%		258,696,723

Other assets in excess of liabilities—2.0%		5,283,287

Net Assets—100.0%		$263,980,010

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	China A shares. These shares are issued in local currency, traded in the local stock markets and are held through a qualified foreign institutional investor license.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2013.
(e)	This security is government guaranteed.
(f)	Inflation linked security.
(g)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
EMTN	Euro Medium Term Note
EUR	Euro Currency
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lanka Rupee
MTN	Medium Term Note
MYR	Malaysian Ringgit
PHP	Philippine Peso
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

At July 31, 2013, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	UBS	11	09/30/2013	$3,756
United States Treasury Note 6%-5 year	UBS	54	09/30/2013	(89,016)
United States Treasury Note 6%-10 year	UBS	(385)	09/19/2013	1,056,771
United States Treasury Bond 6%-30 year	UBS	52	09/19/2013	(314,726)

				$656,785

At July 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
10/30/2013	Deutsche Bank	CNH	77,070,600	USD	12,430,000	$12,491,723	$61,723
10/30/2013	Royal Bank of Canada	CNH	12,397,000	USD	2,000,000	2,009,325	9,325
10/30/2013	Standard Chartered Bank	CNH	349,512,070	USD	55,520,000	56,649,461	1,129,461
10/30/2013	State Street	CNH	6,348,500	USD	1,000,000	1,028,975	28,975
Hong Kong Dollar/United States Dollar
11/21/2013	Standard Chartered Bank	HKD	49,251,870	USD	6,350,000	6,353,076	3,076
Indian Rupee/United States Dollar
08/07/2013	Standard Chartered Bank	INR	740,803,140	USD	12,430,000	12,167,393	(262,607)
09/25/2013	Credit Suisse	INR	153,875,000	USD	2,500,000	2,495,581	(4,419)
09/25/2013	Goldman Sachs	INR	133,936,000	USD	2,200,000	2,172,205	(27,795)
09/25/2013	Royal Bank of Canada	INR	351,288,000	USD	6,300,000	5,697,270	(602,730)
09/25/2013	State Street	INR	82,350,000	USD	1,500,000	1,335,571	(164,429)
09/25/2013	UBS	INR	171,178,000	USD	2,900,000	2,776,205	(123,795)
Malaysian Ringgit/United States Dollar
08/15/2013	Goldman Sachs	MYR	15,877,500	USD	5,000,000	4,890,990	(109,010)
08/15/2013	Standard Chartered Bank	MYR	51,046,996	USD	15,860,000	15,724,791	(135,209)
08/15/2013	UBS	MYR	4,149,730	USD	1,300,000	1,278,305	(21,695)
Philippine Peso/United States Dollar
08/15/2013	Credit Suisse	PHP	96,404,000	USD	2,200,000	2,219,886	19,886
08/15/2013	Deutsche Bank	PHP	60,774,000	USD	1,400,000	1,399,437	(563)
08/15/2013	Royal Bank of Canada	PHP	1,234,206,265	USD	30,010,000	28,419,954	(1,590,046)
08/15/2013	Standard Chartered Bank	PHP	275,161,500	USD	6,500,000	6,336,119	(163,881)
08/15/2013	State Street	PHP	81,600,000	USD	2,000,000	1,878,996	(121,004)
08/15/2013	UBS	PHP	182,406,000	USD	4,300,000	4,200,246	(99,754)
11/12/2013	Goldman Sachs	PHP	169,461,600	USD	3,920,000	3,901,790	(18,210)
Singapore Dollar/United States Dollar
08/15/2013	Credit Suisse	SGD	3,805,500	USD	3,000,000	2,994,510	(5,490)
08/15/2013	Standard Chartered Bank	SGD	40,049,375	USD	32,200,000	31,514,453	(685,547)
11/12/2013	UBS	SGD	2,711,473	USD	2,145,000	2,133,902	(11,098)

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

South Korean Won/United States Dollar
08/07/2013	Credit Suisse	KRW	3,228,680,000	USD	2,800,000	$2,873,482	$73,482
08/07/2013	State Street	KRW	51,894,739,800	USD	46,070,000	46,185,620	115,620
Thai Baht/United States Dollar
08/15/2013	Deutsche Bank	THB	418,990,360	USD	14,080,000	13,376,291	(703,709)
08/15/2013	UBS	THB	185,760,000	USD	6,000,000	5,930,398	(69,602)

						$280,435,955	$(3,479,045)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi Offshore
10/30/2013	Credit Suisse	USD	9,000,000	CNH	55,917,000	$9,063,115	$(63,115)
10/30/2013	Deutsche Bank	USD	22,000,000	CNH	136,532,240	22,129,358	(129,358)
10/30/2013	Royal Bank of Canada	USD	18,700,000	CNH	116,409,300	18,867,801	(167,801)
10/30/2013	State Street	USD	3,500,000	CNH	21,682,500	3,514,333	(14,333)
10/30/2013	UBS	USD	4,900,000	CNH	30,428,550	4,931,907	(31,907)
United States Dollar/Euro
11/21/2013	Deutsche Bank	USD	3,100,000	EUR	2,334,337	3,106,752	(6,752)
United States Dollar/Indian Rupee
08/07/2013	Standard Chartered Bank	USD	8,670,000	INR	517,833,060	8,505,199	164,801
09/25/2013	Credit Suisse	USD	2,500,000	INR	152,050,000	2,465,982	34,018
09/25/2013	Deutsche Bank	USD	12,500,000	INR	743,656,000	12,060,786	439,214
09/25/2013	Goldman Sachs	USD	6,800,000	INR	413,687,000	6,709,272	90,728
09/25/2013	UBS	USD	3,900,000	INR	228,690,000	3,708,948	191,052
United States Dollar/Japanese Yen
11/21/2013	Deutsche Bank	USD	12,800,000	JPY	1,304,767,000	13,335,031	(535,031)
United States Dollar/Malaysian Ringgit
08/15/2013	Goldman Sachs	USD	14,300,000	MYR	44,646,700	13,753,209	546,791
08/15/2013	Royal Bank of Canada	USD	3,700,001	MYR	11,699,950	3,604,116	95,885
08/15/2013	Standard Chartered Bank	USD	14,320,000	MYR	46,090,352	14,197,920	122,080
United States Dollar/Philippine Peso
08/15/2013	Credit Suisse	USD	7,200,000	PHP	314,152,000	7,233,949	(33,949)
08/15/2013	Deutsche Bank	USD	7,600,000	PHP	329,530,000	7,588,057	11,943
08/15/2013	Goldman Sachs	USD	3,500,000	PHP	150,185,000	3,458,296	41,704
08/15/2013	Standard Chartered Bank	USD	2,800,000	PHP	119,512,500	2,752,003	47,997
08/15/2013	UBS	USD	3,800,000	PHP	166,896,000	3,843,099	(43,099)
United States Dollar/Singapore Dollar
08/15/2013	Credit Suisse	USD	7,200,000	SGD	9,095,887	7,157,463	42,537
08/15/2013	Deutsche Bank	USD	5,500,000	SGD	6,958,490	5,475,566	24,434
08/15/2013	Goldman Sachs	USD	14,200,000	SGD	17,933,106	14,111,382	88,618
08/15/2013	Standard Chartered Bank	USD	5,500,000	SGD	6,930,725	5,453,718	46,282
08/15/2013	UBS	USD	1,200,000	SGD	1,530,571	1,204,391	(4,391)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Asia Bond Fund

United States Dollar/South Korean Won
08/07/2013	Goldman Sachs	USD	4,000,000	KRW	4,535,200,000	$4,036,267	$(36,267)
08/07/2013	Standard Chartered Bank	USD	4,200,000	KRW	4,756,080,000	4,232,847	(32,847)
08/07/2013	State Street	USD	29,580,000	KRW	33,567,153,600	29,874,315	(294,315)
United States Dollar/Thai Baht
08/15/2013	Deutsche Bank	USD	19,900,000	THB	594,041,200	18,964,799	935,201
08/15/2013	Goldman Sachs	USD	9,100,000	THB	275,837,500	8,806,128	293,872
08/15/2013	Standard Chartered Bank	USD	5,100,000	THB	158,508,000	5,060,377	39,623
08/15/2013	UBS	USD	3,200,000	THB	99,381,500	3,172,760	27,240

						$272,379,146	$1,890,855

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (7.3%)

AUSTRALIA (0.6%)
SMART Trust
Series 2011-2USA, Class A4A (USD), 2.31%, 04/14/2017 (a)	$390,000	$397,545
Series 2012-4US, Class A4A (USD), 1.25%, 08/14/2018	245,000	240,964

		638,509

UNITED KINGDOM (0.3%)
Motor PLC, Series 12A, Class A1C (USD), 1.29%, 02/25/2020 (a)	250,000	249,795

UNITED STATES (6.4%)
Ally Master Owner Trust, Series 2012-5, Class A (USD), 1.54%, 09/15/2019	250,000	246,004
American Express Issuance Trust II, Series 2013-1, Class B (USD), 0.64%, 02/15/2019 (b)	120,000	118,623
AmeriCredit Automobile Receivables Trust, Series 2013-3, Class C (USD), 2.38%, 06/10/2019	100,000	99,226
Capital One Multi-Asset Execution Trust
Series 2004-B3, Class B3 (USD), 0.92%, 01/18/2022 (b)	205,000	203,180
Series 2006-B1, Class B1 (USD), 0.47%, 01/15/2019 (b)	165,000	162,481
Chase Issuance Trust, Series 2013-A6, Class A6 (USD), 0.61%, 07/15/2020 (b)	400,000	400,006
Chesapeake Funding LLC, Series 2011-2A, Class A (USD), 1.44%, 04/07/2024 (a)(b)	200,000	201,873
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (USD), 4.47%, 03/20/2043 (a)	209,213	208,748
CPS Auto Trust, Series 2011-A, Class A (USD), 2.82%, 04/16/2018 (a)	71,211	71,875
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/2042 (a)	412,505	441,021
Ford Credit Floorplan Master Owner Trust
Series 2013-1, Class C (USD), 1.37%, 01/15/2018	230,000	228,708
Series 2013-3, Class C (USD), 1.29%, 06/15/2017	275,000	274,628
GE Capital Credit Card Master Note Trust
Series 2011-2, Class B (USD), 1.19%, 05/15/2019 (b)	390,000	387,834
Series 2012-5, Class B (USD), 1.51%, 06/15/2018	290,000	289,518
Mid-State Trust, Series 2010-1, Class M (USD), 5.25%, 12/15/2045 (a)	439,694	456,986
Navistar Financial Dealer Note Master Trust, Series 2013-1, Class A (USD), 0.86%, 01/25/2018 (b)	510,000	509,311
Santander Drive Auto Receivables Trust
Series 2012-2, Class C (USD), 3.20%, 02/15/2018	254,000	259,230
Series 2012-4, Class B (USD), 1.83%, 03/15/2017	330,000	332,649
Series 2013-1, Class C (USD), 1.76%, 01/15/2019	218,000	210,865
Series 2013-3, Class C (USD), 1.81%, 04/15/2019	273,000	264,856
World Financial Network Credit Card Master Trust
Series 2010-A, Class M (USD), 5.20%, 04/15/2019	360,000	384,407
Series 2013-A, Class A (USD), 1.61%, 12/15/2021	490,000	479,049

		6,231,078

Total Asset-Backed Securities		7,119,382

COMMERCIAL MORTGAGE-BACKED SECURITIES (8.0%)

UNITED STATES (8.0%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM (USD), 5.58%, 09/11/2041 (b)	250,000	274,662
Series 2007-PW17, Class AMFL (USD), 0.85%, 06/11/2050 (a)(b)	125,000	120,202
Series 2007-PW17, Class AM (USD), 5.89%, 06/11/2050 (b)	250,000	280,710

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

Citigroup Commercial Mortgage Trust
Series 2005-CD1, Class AM (USD), 5.22%, 07/15/2044 (b)	$160,000	$171,081
Series 2006-C5, Class AM (USD), 5.46%, 10/15/2049	225,000	246,150
Series 2007-C6, Class AM (USD), 5.70%, 12/10/2049 (b)	600,000	663,683
Commercial Mortgage Pass Through Certificates
Series 2013-THL, Class D (USD), 2.84%, 06/08/2030 (a)(b)	440,000	440,995
Series 2006-C7, Class AM (USD), 5.77%, 06/10/2046 (b)	170,000	184,291
Series 2007-C9, Class AM (USD), 5.65%, 12/10/2049 (b)	484,000	537,029
Extended Stay America Trust
Series 2013-ESH7, Class B7 (USD), 3.60%, 12/05/2031 (a)	300,000	287,905
Series 2013-ESH7, Class C7 (USD), 3.90%, 12/05/2031 (a)	340,000	322,900
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2 (USD), 3.32%, 02/25/2023 (b)	300,000	296,786
FREMF Mortgage Trust, Series 2011-K10, Class B (USD), 4.60%, 11/25/2049 (a)(b)	270,000	267,865
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM (USD), 5.86%, 07/10/2038 (b)	275,000	301,406
GS Mortgage Securities Trust
Series 2013-NYC5, Class E (USD), 3.77%, 01/10/2030 (a)	300,000	297,021
Series 2013-GC12, Class AS (USD), 3.38%, 06/10/2046	130,000	122,161
Jefferies & Co., Inc., Series 2009-R9, Class 1A1 (USD), 2.56%, 08/26/2046 (a)(b)	227,021	231,508
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-PHH, Class C (USD), 2.56%, 10/15/2025 (a)(b)	190,000	191,097
Series 2012-PHH, Class D (USD), 3.46%, 10/15/2025 (a)(b)	150,000	151,365
Series 2013-C13, Class AS (USD), 4.19%, 01/15/2046 (b)	100,000	99,691
Series 2013-C13, Class B (USD), 4.19%, 01/15/2046 (b)	130,000	124,549
Series 2007-CB19, Class ASB (USD), 5.69%, 02/12/2049 (b)	215,074	231,702
Series 2007-LD11, Class ASB (USD), 5.81%, 06/15/2049 (b)	215,721	232,462
JP Morgan Mortgage Trust, Series 2013-3, Class A3 (USD), 3.50%, 07/25/2043 (a)	540,000	527,666
Sequoia Mortgage Trust
Series 2012-3, Class A (USD), 3.00%, 07/25/2042	292,617	272,551
Series 2013-5, Class A2 (USD), 3.00%, 05/25/2043 (a)	356,609	337,007
Series 2013-7, Class A2 (USD), 3.00%, 06/25/2043 (b)	163,869	154,671
WF RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB (USD), 2.98%, 06/15/2046	480,000	469,555

		7,838,671

Total Commercial Mortgage-Backed Securities		7,838,671

RESIDENTIAL MORTGAGE-BACKED SECURITIES (4.8%)

UNITED KINGDOM (1.0%)
Holmes Master Issuer PLC, Series 2011-3A, Class A6 (USD), 2.02%, 10/15/2054 (a)(b)	250,000	261,540
Permanent Master Issuer PLC, Series 2011-2A, Class 1A3 (USD), 1.87%, 07/15/2042 (a)(b)	250,000	256,570
Silverstone Master Issuer PLC, Series 2012-1A, Class 2A1 (USD), 1.92%, 01/21/2055 (a)(b)	460,000	477,489

		995,599

UNITED STATES (3.8%)
Banc of America Funding Corp., Series 2009-R6, Class 3A1 (USD), 2.38%, 01/26/2037 (a)(b)	136,731	136,061
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 2.86%, 12/26/2037 (a)(b)	479,415	486,965
Citigroup Mortgage Loan Trust, Inc.
Series 2009-5, Class 7A1 (USD), 0.54%, 07/25/2036 (a)(b)	244,808	227,366
Series 2009-6, Class 11A1 (USD), 0.54%, 05/25/2037 (a)(b)	138,746	133,322
Series 2009-6, Class 4A1 (USD), 2.80%, 04/25/2037 (a)(b)	184,534	186,190
Series 2009-6, Class 6A1 (USD), 0.44%, 07/25/2036 (a)(b)	484,509	456,436

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 6A1 (USD), 6.00%, 05/27/2037 (a)	$264,932	$265,945
Series 2009-2R, Class 2A5 (USD), 2.22%, 06/26/2037 (a)(b)	232,990	233,080
Series 2009-3R, Class 25A1 (USD), 2.80%, 07/27/2036 (a)(b)	299,064	301,593
Series 2009-3R, Class 28A1 (USD), 2.85%, 08/27/2037 (a)(b)	81,903	82,109
JP Morgan Re-Remic
Series 2009-7, Class 11A1 (USD), 2.86%, 09/27/2036 (a)(b)	237,974	238,016
Series 2009-7, Class 13A1 (USD), 2.60%, 06/27/2037 (a)(b)	157,723	154,513
Series 2009-7, Class 14A1 (USD), 2.31%, 07/27/2037 (a)(b)	490,802	488,974
Series 2009-7, Class 1A1 (USD), 2.74%, 08/27/2037 (a)(b)	209,965	212,666
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	69,218	69,606
MASTR Asset Securitization Trust, Series 2003-8, Class 3A13 (USD), 5.25%, 09/25/2033	64,636	65,192

		3,738,034

Total Residential Mortgage-Backed Securities		4,733,633

CORPORATE BONDS (30.6%)

AUSTRALIA (0.7%)

Commercial Banks (0.5%)
National Australia Bank Ltd. (USD), 2.30%, 07/25/2018	250,000	250,687
Westpac Banking Corp. (USD), 2.25%, 07/30/2018	265,000	264,487

		515,174

Insurance (0.2%)
QBE Insurance Group Ltd. (USD), 2.40%, 05/01/2018 (a)	200,000	194,203

		709,377

BERMUDA (0.1%)

Miscellaneous Manufacturing (0.1%)
Ingersoll-Rand Global Holding Co. Ltd. (USD), 2.88%, 01/15/2019 (a)	80,000	79,057

CANADA (0.9%)

Commercial Banks (0.4%)
Royal Bank of Canada (USD), GMTN, 2.20%, 07/27/2018	370,000	370,151

Metals & Mining (0.2%)
Xstrata Finance Canada Ltd. (USD), 4.25%, 10/25/2022 (a)	205,000	187,432

Oil, Gas & Consumable Fuels (0.3%)
Canadian Natural Resources Ltd. (USD), 6.25%, 03/15/2038	46,000	52,696
Talisman Energy, Inc. (USD), 3.75%, 02/01/2021	250,000	250,919

		303,615

		861,198

CHINA (0.2%)

Oil, Gas & Consumable Fuels (0.2%)
CNOOC Finance 2013 Ltd. (USD), 3.00%, 05/09/2023	200,000	182,089

FRANCE (0.1%)

Oil, Gas & Consumable Fuels (0.1%)
Total Capital International SA (USD), 2.70%, 01/25/2023	100,000	93,649

ISRAEL (0.2%)

Pharmaceutical (0.2%)
Teva Pharmaceutical Finance IV BV (USD), 3.65%, 11/10/2021	215,000	216,163

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

JAPAN (0.4%)

Diversified Financial Services (0.4%)
Nomura Holdings, Inc. (USD), MTN, 2.00%, 09/13/2016	$430,000	$427,357

LUXEMBOURG (0.3%)

Miscellaneous Manufacturing (0.3%)
Pentair Finance SA
(USD), 2.65%, 12/01/2019	129,000	123,952
(USD), 3.15%, 09/15/2022	160,000	147,119

		271,071

NETHERLANDS (1.3%)

Commercial Banks (0.7%)
ABN AMRO Bank NV (USD), 1.38%, 01/22/2016 (a)	300,000	299,400
ING Bank NV (USD), 3.75%, 03/07/2017 (a)	400,000	419,706

		719,106

Oil, Gas & Consumable Fuels (0.6%)
Petrobras Global Finance BV (USD), 3.00%, 01/15/2019	450,000	417,858
Shell International Finance BV (USD), 2.25%, 01/06/2023	130,000	119,489

		537,347

		1,256,453

NEW ZEALAND (0.5%)

Commercial Banks (0.5%)
ANZ New Zealand Int’l Ltd. (USD), 1.13%, 03/24/2016 (a)	500,000	497,279

NORWAY (0.1%)

Oil, Gas & Consumable Fuels (0.1%)
Statoil ASA (USD), 3.95%, 05/15/2043	110,000	99,874

PANAMA (0.1%)

Leisure Time (0.1%)
Carnival Corp. (USD), 1.20%, 02/05/2016	115,000	114,337

SWITZERLAND (0.2%)

Oil, Gas & Consumable Fuels (0.2%)
Noble Holding International Ltd. (USD), 3.95%, 03/15/2022	200,000	196,081

UNITED KINGDOM (0.9%)

Commercial Banks (0.2%)
Royal Bank of Scotland PLC (USD), 3.95%, 09/21/2015	210,000	220,015

Electric Utilities (0.1%)
Western Power Distribution Holdings Ltd. (USD), 7.25%, 12/15/2017 (a)	100,000	114,351

Metals & Mining (0.1%)
Rio Tinto Finance USA PLC (USD), 2.25%, 12/14/2018	105,000	102,496

Oil, Gas & Consumable Fuels (0.5%)
BG Energy Capital PLC (USD), 4.00%, 10/15/2021 (a)	200,000	207,449
BP Capital Markets PLC (USD), 2.75%, 05/10/2023	240,000	223,073

		430,522

		867,384

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

UNITED STATES (24.6%)

Advertising (0.4%)
Interpublic Group of Cos., Inc. (USD), 3.75%, 02/15/2023	$88,000	$83,104
Omnicom Group, Inc. (USD), 3.63%, 05/01/2022	305,000	300,084

		383,188

Aerospace & Defense (0.2%)
Northrop Grumman Corp. (USD), 4.75%, 06/01/2043	220,000	212,671

Agriculture (0.2%)
Philip Morris International, Inc. (USD), 4.13%, 03/04/2043	195,000	175,597

Auto Manufacturers (0.3%)
Daimler Finance North America LLC (USD), 1.45%, 08/01/2016 (a)	260,000	260,185

Commercial Banks (3.7%)
Bank of America Corp.
(USD), 6.50%, 08/01/2016	335,000	379,615
(USD), MTN, 2.00%, 01/11/2018	280,000	273,913
(USD), MTN, 5.00%, 05/13/2021	190,000	204,238
Capital One Financial Corp. (USD), 1.00%, 11/06/2015	390,000	387,333
Citigroup, Inc.
(USD), 5.00%, 09/15/2014	240,000	249,465
(USD), 1.70%, 07/25/2016	205,000	205,026
(USD), 4.45%, 01/10/2017	255,000	275,072
(USD), 1.75%, 05/01/2018	180,000	173,833
Goldman Sachs Group, Inc. (The) (USD), 2.90%, 07/19/2018	365,000	365,646
JPMorgan Chase & Co.
(USD), 1.13%, 02/26/2016	260,000	258,497
(USD), 3.25%, 09/23/2022	225,000	214,124
Series R (USD), 6.00%, 08/01/2023 (b)(c)	270,000	265,613
Morgan Stanley
(USD), 3.80%, 04/29/2016	150,000	157,448
(USD), 4.75%, 03/22/2017	180,000	193,441

		3,603,264

Computers & Peripherals (0.4%)
Apple, Inc. (USD), 3.85%, 05/04/2043	60,000	52,175
International Business Machines Corp. (USD), 1.95%, 07/22/2016	300,000	309,856

		362,031

Distribution/Wholesale (0.2%)
Glencore Funding LLC (USD), 2.50%, 01/15/2019 (a)	190,000	174,325

Diversified Financial Services (5.4%)
American Express Credit Corp. (USD), 2.13%, 07/27/2018	160,000	160,028
Carlyle Holdings II Finance LLC (USD), 5.63%, 03/30/2043 (a)	165,000	152,084
Eaton Vance Corp. (USD), 3.63%, 06/15/2023	135,000	130,229
ERAC USA Finance LLC (USD), 2.80%, 11/01/2018 (a)	155,000	155,069
Ford Motor Credit Co. LLC
(USD), 4.21%, 04/15/2016	550,000	579,663
(USD), 3.00%, 06/12/2017	265,000	268,845
General Electric Capital Corp.
(USD), GMTN, 1.50%, 07/12/2016	265,000	266,326
(USD), 2.90%, 01/09/2017	215,000	223,399
Series C (USD), 5.25%, 06/15/2023 (b)(c)	300,000	284,250
Harley-Davidson Funding Corp. (USD), 6.80%, 06/15/2018 (a)	380,000	450,110

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

HSBC Finance Corp. (USD), 6.68%, 01/15/2021	$435,000	$491,857
International Lease Finance Corp. (USD), 6.75%, 09/01/2016 (a)	645,000	709,500
Legg Mason, Inc. (USD), 5.50%, 05/21/2019	240,000	260,283
National Rural Utilities Cooperative Finance Corp.
(USD), 2.35%, 06/15/2020	100,000	97,492
(USD), 4.75%, 04/30/2043 (b)	285,000	275,025
PACCAR Financial Corp. (USD), MTN, 0.80%, 02/08/2016	145,000	144,657
Santander Holdings USA, Inc. (USD), 3.00%, 09/24/2015	395,000	406,488
Utility Contract Funding LLC (USD), 7.94%, 10/01/2016 (a)	213,403	231,255

		5,286,560

Diversified Telecommunication Services (1.2%)
AT&T, Inc.
(USD), 0.90%, 02/12/2016	385,000	383,895
(USD), 5.55%, 08/15/2041	67,000	69,581
Crown Castle Towers LLC (USD), 6.11%, 01/15/2040 (a)	225,000	255,488
Juniper Networks, Inc. (USD), 5.95%, 03/15/2041	95,000	94,548
SBA Tower Trust
(USD), 2.93%, 12/15/2042 (a)	265,000	267,807
(USD), 3.72%, 04/15/2048 (a)	125,000	117,584

		1,188,903

Electric Utilities (1.1%)
Allegheny Energy Supply Co. LLC (USD), 5.75%, 10/15/2019 (a)	80,000	87,879
Appalachian Power Co., Series L (USD), 5.80%, 10/01/2035	110,000	118,087
Entergy Gulf States, Inc. (USD), 6.20%, 07/01/2033	214,000	214,541
Exelon Corp. (USD), 5.63%, 06/15/2035	125,000	130,464
National Fuel Gas Co. (USD), 3.75%, 03/01/2023	160,000	155,064
Oncor Electric Delivery Co. LLC (USD), 4.55%, 12/01/2041	145,000	140,835
Public Service Co. of New Mexico (USD), 7.95%, 05/15/2018	180,000	215,461

		1,062,331

Electronics (0.1%)
Jabil Circuit, Inc. (USD), 5.63%, 12/15/2020	85,000	89,037

Energy Equipment & Services (1.2%)
El Paso Pipeline Partners Operating Co. LLC
(USD), 6.50%, 04/01/2020	125,000	145,527
(USD), 4.70%, 11/01/2042	80,000	72,516
Energy Transfer Partners LP
(USD), 6.70%, 07/01/2018	110,000	129,691
(USD), 5.20%, 02/01/2022	110,000	117,652
Kinder Morgan Energy Partners LP
(USD), 2.65%, 02/01/2019	95,000	95,527
(USD), 5.00%, 03/01/2043	180,000	169,801
Williams Cos., Inc. (USD), 3.70%, 01/15/2023	210,000	193,472
Williams Partners LP
(USD), 7.25%, 02/01/2017	135,000	157,077
(USD), 3.35%, 08/15/2022	95,000	87,678

		1,168,941

Food & Staples (0.2%)
CVS Caremark Corp. (USD), 5.75%, 05/15/2041	155,000	177,323

Food Products (0.1%)
Kroger Co. (USD), 5.15%, 08/01/2043	65,000	65,147

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

Healthcare Products (0.6%)
Boston Scientific Corp. (USD), 6.00%, 01/15/2020	$260,000	$296,508
Medtronic, Inc.
(USD), 2.75%, 04/01/2023	230,000	217,353
(USD), 4.00%, 04/01/2043	70,000	64,460

		578,321

Healthcare Providers & Services (0.1%)
WellPoint, Inc. (USD), 5.10%, 01/15/2044	140,000	140,525

Housewares (0.5%)
Newell Rubbermaid, Inc. (USD), 2.00%, 06/15/2015	500,000	507,718

Insurance (1.6%)
CNA Financial Corp. (USD), 5.85%, 12/15/2014	165,000	175,652
ING US, Inc.
(USD), 2.90%, 02/15/2018 (a)	530,000	528,631
(USD), 5.70%, 07/15/2043 (a)	80,000	79,945
Liberty Mutual Group, Inc.
(USD), 4.25%, 06/15/2023 (a)	55,000	53,941
(USD), 6.50%, 05/01/2042 (a)	140,000	156,050
Loews Corp. (USD), 2.63%, 05/15/2023	240,000	220,974
Transatlantic Holdings, Inc. (USD), 5.75%, 12/14/2015	300,000	328,045

		1,543,238

Iron/Steel (0.2%)
Nucor Corp. (USD), 4.00%, 08/01/2023	260,000	255,931

Media (0.7%)
CBS Corp. (USD), 8.88%, 05/15/2019	255,000	330,433
Comcast Corp. (USD), 4.50%, 01/15/2043	75,000	71,189
Discovery Communications LLC (USD), 4.88%, 04/01/2043	90,000	85,793
NBCUniversal Media LLC (USD), 4.38%, 04/01/2021	180,000	194,975

		682,390

Miscellaneous Manufacturing (0.2%)
Eaton Corp. (USD), 1.50%, 11/02/2017 (a)	230,000	224,964

Office/Business Equipment (0.9%)
Xerox Corp. (USD), MTN, 7.20%, 04/01/2016	760,000	866,023

Oil & Gas Services (0.2%)
FMC Technologies, Inc. (USD), 3.45%, 10/01/2022	180,000	171,623

Oil, Gas & Consumable Fuels (1.1%)
Apache Corp. (USD), 4.75%, 04/15/2043	165,000	159,762
Chevron Corp.
(USD), 1.72%, 06/24/2018	75,000	74,674
(USD), 3.19%, 06/24/2023	225,000	221,757
Noble Energy, Inc. (USD), 6.00%, 03/01/2041	140,000	159,790
Rowan Cos., Inc. (USD), 7.88%, 08/01/2019	410,000	497,730

		1,113,713

Paper & Forest Products (0.5%)
Georgia-Pacific LLC
(USD), 5.40%, 11/01/2020 (a)	130,000	146,435
(USD), 3.73%, 07/15/2023 (a)	190,000	186,590
(USD), 8.00%, 01/15/2024	105,000	136,137

		469,162

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

Pharmaceutical (0.7%)
AbbVie, Inc.
(USD), 1.75%, 11/06/2017 (a)	$530,000	$523,737
(USD), 4.40%, 11/06/2042 (a)	55,000	52,180
Zoetis, Inc. (USD), 4.70%, 02/01/2043 (a)	125,000	118,973

		694,890

Real Estate (1.2%)
Boston Properties LP
(USD), 3.13%, 09/01/2023	95,000	88,213
(USD), 3.80%, 02/01/2024	245,000	239,928
DDR Corp. (USD), 3.38%, 05/15/2023	180,000	166,908
Health Care REIT, Inc. (USD), 3.75%, 03/15/2023	225,000	217,158
Healthcare Realty Trust, Inc. (USD), 3.75%, 04/15/2023	125,000	118,226
Kimco Realty Corp. (USD), 3.13%, 06/01/2023	400,000	371,991

		1,202,424

Retail (0.4%)
Dollar General Corp. (USD), 1.88%, 04/15/2018	135,000	130,459
Wal-Mart Stores, Inc. (USD), 2.55%, 04/11/2023	260,000	244,081

		374,540

Software (0.2%)
Oracle Corp. (USD), 2.50%, 10/15/2022	260,000	241,780

Transportation (0.1%)
Burlington Northern Santa Fe LLC (USD), 4.45%, 03/15/2043	115,000	108,931

Trucking & Leasing (0.7%)
Penske Truck Leasing Co. LP
(USD), 2.50%, 03/15/2016 (a)	280,000	284,647
(USD), 3.75%, 05/11/2017 (a)	300,000	311,842
(USD), 2.88%, 07/17/2018 (a)	135,000	134,590

		731,079

		24,116,755

Total Corporate Bonds		29,988,124

MUNICIPAL BONDS (3.1%)

UNITED STATES (3.1%)

CALIFORNIA (1.0%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds), Series S1 (USD), 6.79%, 04/01/2030	290,000	343,114
San Diego County California Regional Transportation Commission Revenue Bonds (Build America Bonds) (USD), 5.91%, 04/01/2048	255,000	293,084
Southern California Public Power Authority (Build America Bonds) (USD), 5.94%, 07/01/2040	165,000	178,736
University of California General Obligation Unlimited Bonds, Series AD (USD), 4.86%, 05/15/2112	180,000	154,130

		969,064

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

GEORGIA (0.4%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/2057	$370,000	$394,846

ILLINOIS (0.3%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/2040	305,000	327,003

KENTUCKY (0.4%)
County of Carroll Pollution Control Revenue Bonds (Utilities Company Project), Series C (USD), 0.14%, 10/01/2032	425,000	400,031

NEW HAMPSHIRE (0.5%)
New Hampshire Business Finance Authority Pollution Control Refunding Revenue Bonds (United Illuminating Company Project), Series A (USD), 0.38%, 10/01/2033	550,000	497,750

NEW YORK (0.2%)
Port Authority of New York & New Jersey Revenue Bonds (USD), 6.04%, 12/01/2029	145,000	168,628

OHIO (0.3%)
JobsOhio Beverage System Revenue Bonds, Series B (USD), 4.53%, 01/01/2035	290,000	276,724

		3,034,046

Total Municipal Bonds		3,034,046

U.S. AGENCIES (35.4%)

UNITED STATES (35.4%)
Federal Home Loan Mortgage Corp.
Series 4097, Class VA (USD), 3.50%, 08/15/2025	570,752	597,280
Series 4097, Class VT (USD), 3.50%, 08/15/2025	405,658	424,454
Pool # G14583 (USD), 3.00%, 10/01/2027	259,340	266,757
Pool # J22877 (USD), 2.50%, 03/01/2028	344,266	344,149
Series 4097, Class GT (USD), 3.00%, 10/15/2031	280,284	292,379
Series 4214, Class BA (USD), 3.00%, 12/15/2031	393,655	401,942
Pool # C91442 (USD), 3.50%, 04/01/2032	290,723	297,945
Pool # C91482 (USD), 3.50%, 07/01/2032	280,294	288,577
Pool # G08028 (USD), 6.00%, 12/01/2034	90,696	100,167
Pool # G06788 (USD), 5.50%, 10/01/2035	160,848	175,197
Pool # A60299 (USD), 6.50%, 05/01/2037	612,242	681,113
Series 4134, Class WA (USD), 3.50%, 04/15/2038	496,770	518,589
Pool # A81046 (USD), 6.00%, 08/01/2038	49,308	53,763
Series 4223, Class DG (USD), 3.00%, 12/15/2038	380,000	382,850
Series 4183, Class AP (USD), 3.00%, 04/15/2039	470,550	486,116
Series 3864, Class AB (USD), 4.00%, 06/15/2039	238,071	254,181
Series 3895, Class AM (USD), 5.00%, 08/15/2039	250,311	278,403
Pool # G07075 (USD), 5.50%, 05/01/2040	179,142	195,828
Pool # A94066 (USD), 4.50%, 09/01/2040	252,673	271,119
Pool # A94362 (USD), 4.00%, 10/01/2040	415,287	432,515
Pool # 1B7798 (USD), 3.01%, 12/01/2040 (b)	522,203	541,789
Pool # A97345 (USD), 4.50%, 03/01/2041	213,110	226,790
Pool # Q02410 (USD), 5.00%, 07/01/2041	239,267	269,650
Pool # G06895 (USD), 4.50%, 11/01/2041	350,350	371,100
Series 4139, Class PA (USD), 2.50%, 11/15/2041	418,030	416,117
Pool # Q08305 (USD), 3.50%, 05/01/2042	386,400	389,065
Pool # Q09082 (USD), 3.50%, 06/01/2042	401,806	404,584
Series 4135, Class AD (USD), 2.00%, 06/15/2042	430,961	408,703
Pool # Q13235 (USD), 3.00%, 11/01/2042	404,311	391,213
Pool # G07240 (USD), 3.00%, 12/01/2042	437,446	423,275

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

Pool # Q14694 (USD), 3.00%, 01/01/2043	$751,986	$727,626
Pool # 2B1384 (USD), 2.48%, 05/01/2043 (b)	373,432	366,651
TBA (USD), 3.00%, 08/01/2043	990,000	956,278
Federal National Mortgage Association
Series 2012-38, Class VK (USD), 4.00%, 02/25/2025	224,985	240,270
Series 2012-86, Class VC (USD), 3.50%, 08/25/2025	450,174	471,770
Pool # AK6972 (USD), 3.50%, 03/01/2027	241,214	253,747
Pool # AL1862 (USD), 3.00%, 04/01/2027	212,812	219,241
Pool # AO3007 (USD), 3.50%, 05/01/2027	250,434	265,073
Pool # AP5191 (USD), 3.00%, 09/01/2027	267,802	275,834
Pool # AB7142 (USD), 2.50%, 12/01/2027	544,023	544,509
Series 2013-74, Class DG (USD), 3.50%, 03/25/2028	406,312	426,523
Pool # AB9002 (USD), 2.50%, 04/01/2028	200,931	200,971
Series 2012-120, Class DH (USD), 2.50%, 03/25/2031	396,211	396,625
Series 2012-84, Class QG (USD), 3.00%, 09/25/2031	393,064	406,888
Series 2012-120, Class AH (USD), 2.50%, 02/25/2032	404,855	394,105
Pool # AB5959 (USD), 3.00%, 08/01/2032	233,411	232,111
Pool # AP2109 (USD), 4.00%, 08/01/2032	282,984	291,519
Pool # AB6959 (USD), 3.00%, 11/01/2032	354,051	353,177
Series 2012-137, Class WP (USD), 4.50%, 12/25/2032	301,633	337,453
Series 2013-31, Class ET (USD), 4.00%, 01/25/2033	292,389	316,184
Series 2012-147, Class WN (USD), 4.50%, 01/25/2033	584,196	646,141
Series 2013-16, Class GP (USD), 3.00%, 03/25/2033	210,000	215,715
Series 2013-17, Class YM (USD), 4.00%, 03/25/2033	374,050	403,409
Series 2013-20, Class DL (USD), 4.00%, 03/25/2033	354,346	381,882
Series 2013-20, Class MC (USD), 4.00%, 03/25/2033	373,351	402,067
Series 2013-31, Class NL (USD), 4.00%, 04/25/2033	281,544	300,779
Pool # 555424 (USD), 5.50%, 05/01/2033	271,358	296,981
Series 2013-43, Class MB (USD), 3.50%, 05/25/2033	356,618	372,617
Series 2013-57, Class DK (USD), 3.50%, 06/25/2033	382,617	394,735
Pool # 357632 (USD), 5.50%, 10/01/2034	116,164	126,909
Pool # 190354 (USD), 5.50%, 12/01/2034	287,020	313,569
(USD), 5.00%, 05/01/2035	370,691	399,093
Series 2013-74, Class HB (USD), 3.50%, 02/25/2037	413,865	430,386
Pool # 889050 (USD), 6.00%, 05/01/2037	520,051	580,967
Pool # AL2627 (USD), 5.00%, 07/01/2037	690,384	744,893
Pool # 995050 (USD), 6.00%, 09/01/2037	131,940	144,486
Pool # 995049 (USD), 5.50%, 02/01/2038	157,395	171,465
Pool # 929187 (USD), 5.50%, 03/01/2038	340,694	370,787
Pool # AD0206 (USD), 5.50%, 09/01/2039	217,347	243,872
Pool # AC8518 (USD), 5.00%, 12/01/2039	261,310	288,182
Pool # AL0798 (USD), 4.50%, 10/01/2040	372,175	397,940
Series 2011-2, Class PL (USD), 4.00%, 02/25/2041	320,000	322,858
Pool # AI0108 (USD), 5.00%, 04/01/2041	342,403	381,878
Series 2012-67, Class KA (USD), 3.50%, 05/25/2041	457,381	480,947
Pool # AI5595 (USD), 5.00%, 07/01/2041	248,230	269,036
Pool # 890362 (USD), 4.50%, 08/01/2041	318,288	343,294
Pool # AL0825 (USD), 3.28%, 09/01/2041 (b)	382,281	395,661
Pool # AL0933 (USD), 5.00%, 10/01/2041	317,936	349,749
Pool # AK2818 (USD), 4.50%, 01/01/2042	156,416	166,649
Pool # AK3774 (USD), 4.00%, 03/01/2042	250,935	260,931
Pool # AO1797 (USD), 4.50%, 06/01/2042	396,518	422,544
Pool # AO9937 (USD), 4.50%, 07/01/2042	454,487	485,570
Series 2013-15, Class EP (USD), 3.50%, 08/25/2042	461,677	482,464
Series 2013-12, Class UA (USD), 2.50%, 09/25/2042	563,907	552,727
Pool # AB6935 (USD), 3.50%, 11/01/2042	312,078	315,435
Pool # AQ6196 (USD), 3.50%, 11/01/2042	259,687	262,059

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

Pool # AI9145 (USD), 3.00%, 12/01/2042	$210,651	$204,635
Pool # AB7317 (USD), 4.00%, 12/01/2042	355,534	371,107
Series 2013-2, Class NP (USD), 2.00%, 02/25/2043	375,318	362,192
Pool # MA1373 (USD), 3.50%, 03/01/2043	475,711	472,816
Series 2013-22, Class JP (USD), 3.50%, 03/25/2043	364,917	376,169
Series 2013-65, Class PM (USD), 2.50%, 05/25/2043	404,651	398,723
Pool # AB9704 (USD), 4.00%, 06/01/2043	373,726	385,015
Pool # AT4326 (USD), 3.50%, 07/01/2043	465,000	462,147
Government National Mortgage Association, Pool # 783356 (USD), 6.00%, 06/20/2041	91,971	100,897
Tennessee Valley Authority (USD), 3.50%, 12/15/2042	170,000	141,116

		34,655,659

Total U.S. Agencies		34,655,659

U.S. TREASURIES (10.0%)

UNITED STATES (10.0%)
U.S. Treasury Bond (USD), 3.13%, 02/15/2043	3,768,000	3,421,815
U.S. Treasury Notes
(USD), 2.25%, 05/31/2014 (d)	50,000	50,875
(USD), 0.38%, 06/30/2015	600,000	600,867
(USD), 0.63%, 07/15/2016	655,000	655,563
(USD), 1.25%, 07/31/2018	3,875,000	3,871,973
(USD), 1.75%, 05/15/2023	1,226,000	1,137,115

		9,738,208

Total U.S. Treasuries		9,738,208

REPURCHASE AGREEMENT (2.0%)

UNITED STATES (2.0%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $1,940,001, collateralized by a U.S. Treasury Note, maturing 06/30/2020; market value of $1,982,444	1,940,000	1,940,000

Total Repurchase Agreement		1,940,000

Total Investments (Cost $100,375,672) (e)—101.2%		99,047,723

Liabilities in excess of other assets—(1.2)%		(1,140,935)

Net Assets—100.0%		$97,906,788

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2013.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	A security or a portion of the security was used to cover the margin requirement for futures contracts.
(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Core Fixed Income Fund

At July 31, 2013, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-5 year	UBS	6	09/30/2013	$(6,374)
United States Treasury Bond 6%-30 year	UBS	(3)	09/19/2013	17,454

				$11,080

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (9.7%)

BRAZIL (6.2%)

Commercial Banks (3.6%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$170,000	$73,027
Caixa Economica Federal (USD), 2.38%, 11/06/2017 (a)	290,000	271,150

		344,177

Engineering & Construction (1.1%)
Odebrecht Finance Ltd. (USD), 7.50%, 09/14/2015 (a)(b)	100,000	98,500

Oil, Gas & Consumable Fuels (1.5%)
Petrobras International Finance Co. - Pifco
(USD), 7.88%, 03/15/2019	44,000	50,371
(USD), 5.75%, 01/20/2020	17,000	17,560
(USD), 6.88%, 01/20/2040	80,000	78,189

		146,120

		588,797

CHILE (0.2%)

Electric Utilities (0.2%)
AES Gener SA (USD), 5.25%, 08/15/2021 (a)	20,000	20,535

CHINA (1.1%)

Real Estate Management & Development (1.1%)
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/2020 (a)	100,000	103,852

INDONESIA (1.1%)

Coal (1.1%)
Adaro Indonesia PT (USD), 7.63%, 10/22/2019 (a)	100,000	103,625

RUSSIA (1.1%)

Commercial Banks (1.1%)
Alfa Bank OJSC Via Alfa Bond Issuance PLC (USD), 7.88%, 09/25/2017 (a)	100,000	109,825

Total Corporate Bonds		926,634

GOVERNMENT BONDS (73.9%)

BRAZIL (7.6%)
Brazil Notas do Tesouro Nacional Serie F, Series NTNF (BRL), 10.00%, 01/01/2017	780,000	338,474
Brazilian Government International Bond
(BRL), 12.50%, 01/05/2022	250,000	129,310
(USD), 7.13%, 01/20/2037	226,000	265,211

		732,995

CHINA (1.1%)
China Development Bank (CNH), 2.70%, 11/11/2013	630,000	102,568

DOMINICAN REPUBLIC (1.7%)
Dominican Republic International Bond (USD), 7.50%, 05/06/2021 (a)	150,000	162,000

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Fund

EL SALVADOR (0.5%)
El Salvador Government International Bond (USD), 8.25%, 04/10/2032 (a)	$50,000	$52,375

GEORGIA (2.3%)
Georgia Government International Bond (USD), 6.88%, 04/12/2021 (a)	200,000	218,250

HONDURAS (1.7%)
Honduras Government International Bond (USD), 7.50%, 03/15/2024 (a)	200,000	162,000

HUNGARY (2.1%)
Hungary Government International Bond
(USD), 4.13%, 02/19/2018	160,000	156,400
(USD), 6.38%, 03/29/2021	40,000	41,760

		198,160

INDONESIA (1.2%)
Indonesia Government International Bond (USD), 6.88%, 01/17/2018 (a)	100,000	113,250

IVORY COAST (1.0%)
Ivory Coast Government International Bond (USD), 5.75%, 12/31/2032 (a)(c)	110,000	96,800

LATVIA (1.9%)
Republic of Latvia (USD), 2.75%, 01/12/2020 (a)	200,000	188,000

LITHUANIA (3.0%)
Lithuania Government International Bond (USD), 6.63%, 02/01/2022 (a)	250,000	293,125

MALAYSIA (2.0%)
Malaysia Government Bond, Series 0113 (MYR), 3.17%, 07/15/2016	620,000	189,375

MEXICO (8.4%)
Mexico Fixed Rate Bonds
Series M10 (MXN), 8.00%, 12/17/2015	3,800,000	322,241
Series M10 (MXN), 8.50%, 12/13/2018	450,000	40,729
Series M (MXN), 7.75%, 11/13/2042	1,000,000	83,706
Mexico Government International Bond (USD), 6.05%, 01/11/2040	320,000	355,200

		801,876

MONGOLIA (1.8%)
Mongolia Government International Bond (USD), 5.13%, 12/05/2022 (a)	200,000	172,000

PANAMA (0.5%)
Panama Government International Bond (USD), 6.70%, 01/26/2036	40,000	47,200

PERU (1.8%)
Peru Government Bond (PEN), 7.84%, 08/12/2020	350,000	145,232
Peruvian Government International Bond (PEN), 7.84%, 08/12/2020 (a)	60,000	24,897

		170,129

PHILIPPINES (1.0%)
Philippine Government International Bond (USD), 9.38%, 01/18/2017	80,000	99,600

QATAR (1.2%)
Qatar Government International Bond (USD), 6.40%, 01/20/2040 (a)	100,000	115,000

ROMANIA (2.5%)
Romanian Government International Bond (USD), 6.75%, 02/07/2022 (a)	210,000	236,817

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Fund

RUSSIA (9.5%)
Russian Federal Bond - OFZ
Series 6208 (RUB), 7.50%, 02/27/2019	$10,000,000	$315,064
Series 6211 (RUB), 7.00%, 01/25/2023	2,400,000	70,955
Russian Foreign Bond - Eurobond (USD), 7.50%, 03/31/2030 (a)(c)	447,000	524,108

		910,127

SERBIA (3.6%)
Republic of Serbia (USD), 7.25%, 09/28/2021 (a)	340,000	347,718

SOUTH AFRICA (3.6%)
South Africa Government Bond, Series R203 (ZAR), 8.25%, 09/15/2017	1,080,000	114,783
South Africa Government International Bond (USD), 5.88%, 05/30/2022	210,000	226,800

		341,583

TURKEY (3.2%)
Turkey Government International Bond (USD), 6.25%, 09/26/2022	280,000	305,200

UNITED ARAB EMIRATES (5.1%)
Emirate of Dubai Government International Bonds (USD), EMTN, 7.75%, 10/05/2020 (a)	420,000	491,400

URUGUAY (1.6%)
Uruguay Government International Bond
(UYU), 4.25%, 04/05/2027 (d)	1,530,000	125,610
PIK (USD), 7.88%, 01/15/2033	10,000	13,050
(USD), 7.63%, 03/21/2036	10,000	13,000

		151,660

VENEZUELA (2.9%)
Venezuela Government International Bond (USD), 12.75%, 08/23/2022 (a)	271,000	276,420

VIETNAM (1.1%)
Vietnam Government International Bond (USD), 6.88%, 01/15/2016 (a)	100,000	107,500

Total Government Bonds		7,083,128

GOVERNMENT AGENCIES (6.0%)

CHINA (1.7%)
Sinochem Offshore Capital Co. Ltd. (CNH), 1.80%, 01/18/2014	1,000,000	161,488

INDIA (2.1%)
Export-Import Bank of India (USD), EMTN, 4.00%, 08/07/2017 (a)	200,000	202,520

MEXICO (2.2%)
Petroleos Mexicanos
(USD), 5.50%, 01/21/2021	40,000	43,100
(USD), 3.50%, 01/30/2023 (a)	60,000	54,900
(USD), 6.50%, 06/02/2041	70,000	73,640
(USD), 6.50%, 06/02/2041 (a)	40,000	42,080

		213,720

Total Government Agencies		577,728

REPURCHASE AGREEMENT (5.8%)

UNITED STATES (5.8%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $553,000, collateralized by U.S. Treasury Note, maturing 06/30/2020; total market value of $568,531	553,000	553,000

Total Repurchase Agreement		553,000

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Fund

Total Investments (Cost $9,791,501) (e)—95.4%	$9,140,490

Other assets in excess of liabilities—4.6%	436,821

Net Assets—100.0%	$9,577,311

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(c)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2013.
(d)	Inflation linked security.
(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
EMTN	Euro Medium Term Note
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PIK	Payment In Kind
RUB	New Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At July 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
09/05/2013	Barclays Bank	BRL	64,000	USD	27,935	$27,856	$(79)
09/05/2013	UBS	BRL	210,000	USD	98,661	91,403	(7,258)
Indian Rupee/United States Dollar
09/05/2013	Barclays Bank	INR	16,909,000	USD	296,649	275,642	(21,007)
09/05/2013	JPMorgan Chase	INR	5,948,000	USD	99,047	96,961	(2,086)
New Russian Ruble/United States Dollar
09/05/2013	Barclays Bank	RUB	253,000	USD	7,634	7,631	(3)
09/05/2013	JPMorgan Chase	RUB	190,000	USD	5,833	5,731	(102)
South Korean Won/United States Dollar
09/05/2013	Barclays Bank	KRW	348,371,000	USD	307,124	309,755	2,631

						$814,979	$(27,904)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
09/05/2013	Barclays Bank	USD	253,291	BRL	533,000	$231,989	$21,302
09/05/2013	Goldman Sachs	USD	341,933	BRL	782,000	340,367	1,566

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Fund

United States Dollar/Chinese Yuan Renminbi Offshore
10/21/2013	JPMorgan Chase	USD	256,215	CNH	1,582,000	$256,538	$(323)
United States Dollar/Indian Rupee
09/05/2013	Royal Bank of Scotland	USD	88,954	INR	5,402,000	88,061	893
United States Dollar/Malaysian Ringgit
09/05/2013	Barclays Bank	USD	98,826	MYR	303,000	93,232	5,594
United States Dollar/Mexican Peso
10/21/2013	Royal Bank of Scotland	USD	166,194	MXN	2,134,000	165,872	322
United States Dollar/New Russian Ruble
09/05/2013	Barclays Bank	USD	312,790	RUB	10,006,000	301,822	10,968
09/05/2013	Royal Bank of Scotland	USD	95,484	RUB	3,144,000	94,836	648
United States Dollar/Peruvian Nouveau Sol
09/05/2013	HSBC	USD	91,855	PEN	256,000	91,207	648
09/05/2013	JPMorgan Chase	USD	78,390	PEN	224,000	79,806	(1,416)
United States Dollar/South African Rand
10/21/2013	HSBC	USD	86,939	ZAR	855,000	85,697	1,242
10/21/2013	Royal Bank of Scotland	USD	26,667	ZAR	268,000	26,862	(195)
United States Dollar/South Korean Won
09/05/2013	Royal Bank of Scotland	USD	14,393	KRW	16,524,000	14,692	(299)

						$1,870,981	$40,950

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (9.5%)

BRAZIL (4.5%)

Commercial Banks (4.5%)
Banco do Brasil SA (BRL), 9.75%, 07/18/2017 (a)	$2,665,000	$1,144,805
Banco Votorantim SA (BRL), EMTN, 6.25%, 05/16/2016 (a)(b)	2,350,000	1,126,415

		2,271,220

MALAYSIA (1.4%)

Diversified Financial Services (1.4%)
Cagamas MBS Bhd, Series 4 (MYR), 3.90%, 05/29/2017	2,300,000	708,605

NETHERLANDS (3.6%)

Oil, Gas & Consumable Fuels (3.6%)
Petrobras Global Finance BV (USD), 1.89%, 05/20/2016 (c)	1,880,000	1,856,500

Total Corporate Bonds		4,836,325

GOVERNMENT BONDS (71.1%)

BRAZIL (7.1%)
Brazil Notas do Tesouro Nacional Serie B (BRL), 6.00%, 08/15/2024 (b)	290,000	300,207
Brazil Notas do Tesouro Nacional Serie F (BRL), 10.00%, 01/01/2021	2,270,000	962,395
Brazilian Government International Bond
(BRL), 12.50%, 01/05/2022	2,530,000	1,308,611
(BRL), 10.25%, 01/10/2028	2,260,000	1,027,791

		3,599,004

COLOMBIA (0.9%)
Colombia Government International Bond (COP), 7.75%, 04/14/2021	745,000,000	458,540

HUNGARY (2.5%)
Hungary Government Bond, Series 15\C (HUF), 7.75%, 08/24/2015	273,200,000	1,291,578

INDONESIA (7.7%)
Indonesia Treasury Bond
Series FR48 (IDR), 9.00%, 09/15/2018	1,880,000,000	194,242
Series FR53 (IDR), 8.25%, 07/15/2021	2,865,000,000	285,163
Series FR43 (IDR), 10.25%, 07/15/2022	3,494,000,000	392,158
Series FR59 (IDR), 7.00%, 05/15/2027	22,119,000,000	1,962,138
Series FR54 (IDR), 9.50%, 07/15/2031	9,556,000,000	1,040,541
Series FR58 (IDR), 8.25%, 06/15/2032	450,000,000	43,793

		3,918,035

MALAYSIA (4.5%)
Malaysia Government Bond
Series 0210 (MYR), 4.01%, 09/15/2017	2,880,000	895,007
Series 0511 (MYR), 3.58%, 09/28/2018	1,440,000	437,101
Series 0112 (MYR), 3.42%, 08/15/2022	3,300,000	966,805

		2,298,913

MEXICO (9.3%)
Mexican Bonos, Series M (MXN), 6.50%, 06/10/2021	10,250,000	834,872
Mexico Fixed Rate Bonds

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Series M10 (MXN), 7.25%, 12/15/2016	$1,750,000	$147,886
Series M10 (MXN), 8.50%, 12/13/2018	5,800,000	524,949
Series M (MXN), 8.00%, 06/11/2020	5,100,000	453,163
Series M20 (MXN), 10.00%, 12/05/2024	3,800,000	395,787
Series M20 (MXN), 7.50%, 06/03/2027	22,200,000	1,909,901
Series M (MXN), 7.75%, 11/13/2042	5,310,000	444,476

		4,711,034

NIGERIA (3.2%)
Nigeria Government Bond (NGN), 15.10%, 04/27/2017	250,700,000	1,619,716

PERU (1.3%)
Peruvian Government International Bond
(PEN), 7.84%, 08/12/2020 (a)	120,000	49,794
(PEN), 5.20%, 09/12/2023 (a)	275,000	98,197
(PEN), 6.95%, 08/12/2031 (a)	1,280,000	492,681

		640,672

POLAND (4.6%)
Poland Government Bond
Series 1020 (PLN), 5.25%, 10/25/2020	2,380,000	810,013
Series 0429 (PLN), 5.75%, 04/25/2029	4,140,000	1,509,011

		2,319,024

RUSSIA (6.7%)
Russian Federal Bond - OFZ
Series 6208 (RUB), 7.50%, 02/27/2019	23,600,000	743,552
Series 6211 (RUB), 7.00%, 01/25/2023	46,000,000	1,359,981
Series 6212 (RUB), 7.05%, 01/19/2028	46,210,000	1,307,308

		3,410,841

SOUTH AFRICA (11.5%)
Eskom Holdings Ltd., Series E170 (ZAR), 13.50%, 08/01/2021	4,500,000	594,389
South Africa Government Bond
Series R203 (ZAR), 8.25%, 09/15/2017	12,200,000	1,296,622
Series 204 (ZAR), 8.00%, 12/21/2018	1,300,000	137,245
Series R207 (ZAR), 7.25%, 01/15/2020	26,100,000	2,624,604
Series R186 (ZAR), 10.50%, 12/21/2026	8,350,000	1,004,488
Series R213 (ZAR), 7.00%, 02/28/2031	2,040,000	174,784

		5,832,132

THAILAND (2.5%)
Thailand Government Bond
(THB), 3.25%, 06/16/2017	20,550,000	656,169
(THB), 2.80%, 10/10/2017	5,448,000	170,488
Series ILB (THB), 1.20%, 07/14/2021 (a)(b)	9,800,000	340,329
(THB), 3.65%, 12/17/2021	3,074,000	96,656

		1,263,642

TURKEY (7.4%)
Turkey Government Bond
(TRY), 10.00%, 06/17/2015	3,650,000	1,919,316
(TRY), 9.00%, 01/27/2016	1,190,000	618,373
Series CPI (TRY), 4.00%, 04/01/2020 (b)	1,070,000	737,420
(TRY), 9.50%, 01/12/2022	880,000	459,103

		3,734,212

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

URUGUAY (1.9%)
Uruguay Government International Bond
(UYU), 5.00%, 09/14/2018 (b)	$10,260,000	$887,022
(UYU), 4.25%, 04/05/2027 (b)	1,240,000	101,802

		988,824

Total Government Bonds		36,086,167

GOVERNMENT AGENCIES (6.7%)

MEXICO (1.6%)
Petroleos Mexicanos (MXN), 9.10%, 01/27/2020	9,300,000	799,166

RUSSIA (2.6%)
RZD Capital Ltd. (RUB), 8.30%, 04/02/2019 (a)	43,400,000	1,346,313

THAILAND (2.5%)
Bank of Thailand
Series 3YR (THB), 3.40%, 09/08/2014	26,200,000	844,171
Series 3YR (THB), 2.95%, 01/14/2016	12,700,000	405,394

		1,249,565

Total Government Agencies		3,395,044

REPURCHASE AGREEMENT (10.8%)

UNITED STATES (10.8%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $5,483,002, collateralized by U.S. Treasury Note, maturing 06/30/2020; total market value of $5,596,325	5,483,000	5,483,000

Total Repurchase Agreement		5,483,000

Total Investments (Cost $54,745,246) (d)—98.1%		49,800,536

Other assets in excess of liabilities—1.9%		976,513

Net Assets—100.0%		$50,777,049

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Inflation linked security.
(c)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2013.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
COP	Colombian Peso
EMTN	Euro Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	New Russian Ruble

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At July 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
09/05/2013	Barclays Bank	BRL	494,000	USD	217,063	$215,014	$(2,049)
09/05/2013	JPMorgan Chase	BRL	1,301,000	USD	591,922	566,262	(25,660)
09/05/2013	Royal Bank of Canada	BRL	722,000	USD	343,483	314,252	(29,231)
09/05/2013	UBS	BRL	1,155,000	USD	542,635	502,715	(39,920)
Colombian Peso/United States Dollar
09/05/2013	JPMorgan Chase	COP	115,797,000	USD	60,945	60,955	10
09/05/2013	Royal Bank of Canada	COP	1,878,879,000	USD	991,272	989,041	(2,231)
Hungarian Forint/United States Dollar
10/21/2013	UBS	HUF	81,500,000	USD	359,645	359,755	110
Indian Rupee/United States Dollar
09/05/2013	JPMorgan Chase	INR	33,698,000	USD	561,147	549,328	(11,819)
09/05/2013	Royal Bank of Canada	INR	104,525,000	USD	1,834,738	1,703,916	(130,822)
Indonesian Rupiah/United States Dollar
09/05/2013	Royal Bank of Scotland	IDR	4,096,000,000	USD	393,270	396,577	3,307
Malaysian Ringgit/United States Dollar
09/05/2013	Barclays Bank	MYR	1,823,000	USD	569,510	560,928	(8,582)
09/05/2013	JPMorgan Chase	MYR	230,000	USD	70,498	70,770	272
09/05/2013	Royal Bank of Canada	MYR	9,279,000	USD	3,026,912	2,855,101	(171,811)
Mexican Peso/United States Dollar
09/04/2013	JPMorgan Chase	MXN	9,771,000	USD	762,550	762,604	54
10/21/2013	Citibank	MXN	6,046,000	USD	477,030	469,946	(7,084)
10/21/2013	UBS	MXN	3,601,000	USD	280,369	279,900	(469)
New Russian Ruble/United States Dollar
09/05/2013	Goldman Sachs	RUB	7,206,000	USD	218,695	217,362	(1,333)
09/05/2013	JPMorgan Chase	RUB	46,411,000	USD	1,413,707	1,399,945	(13,762)
09/05/2013	Royal Bank of Scotland	RUB	42,956,000	USD	1,299,809	1,295,728	(4,081)
Philippine Peso/United States Dollar
09/05/2013	Royal Bank of Canada	PHP	26,153,000	USD	618,713	602,270	(16,443)
Polish Zloty/United States Dollar
10/21/2013	Barclays Bank	PLN	3,297,000	USD	1,013,212	1,026,662	13,450
10/21/2013	Royal Bank of Scotland	PLN	510,000	USD	159,406	158,810	(596)
10/21/2013	UBS	PLN	224,000	USD	67,679	69,752	2,073
South Korean Won/United States Dollar
09/05/2013	Royal Bank of Canada	KRW	2,115,290,000	USD	1,864,513	1,880,816	16,303
Thai Baht/United States Dollar
10/21/2013	Royal Bank of Scotland	THB	25,435,000	USD	818,740	809,050	(9,690)
Turkish Lira/United States Dollar
08/16/2013	Credit Suisse	TRY	973,000	USD	529,863	501,264	(28,599)
10/21/2013	UBS	TRY	1,158,000	USD	585,795	$589,334	$3,539

						$19,208,057	$(465,064)

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
09/05/2013	Barclays Bank	USD	403,721	BRL	878,448	$382,346	$21,375
09/05/2013	Citibank	USD	880,782	BRL	2,011,000	875,291	5,491
09/05/2013	Royal Bank of Scotland	USD	353,463	BRL	796,000	346,460	7,003
United States Dollar/Colombian Peso
09/05/2013	JPMorgan Chase	USD	345,864	COP	661,766,000	348,353	(2,489)
09/05/2013	Royal Bank of Scotland	USD	68,673	COP	133,771,000	70,417	(1,744)
United States Dollar/Hungarian Forint
08/16/2013	Citibank	USD	468,022	HUF	106,730,000	473,768	(5,746)
United States Dollar/Indian Rupee
09/05/2013	Barclays Bank	USD	83,465	INR	4,902,000	79,910	3,555
09/05/2013	Royal Bank of Scotland	USD	682,776	INR	41,455,000	675,779	6,997
United States Dollar/Indonesian Rupiah
09/05/2013	Barclays Bank	USD	179,449	IDR	1,874,344,000	181,475	(2,026)
09/05/2013	Royal Bank of Canada	USD	1,025,651	IDR	10,277,022,000	995,026	30,625
09/05/2013	Royal Bank of Scotland	USD	185,942	IDR	1,951,941,000	188,988	(3,046)
United States Dollar/Malaysian Ringgit
09/05/2013	JPMorgan Chase	USD	987,553	MYR	3,157,000	971,393	16,160
United States Dollar/New Russian Ruble
09/05/2013	Barclays Bank	USD	140,623	RUB	4,610,533	139,072	1,551
09/05/2013	JPMorgan Chase	USD	134,205	RUB	4,285,000	129,253	4,952
09/05/2013	Royal Bank of Canada	USD	1,680,521	RUB	53,775,000	1,622,073	58,448
09/05/2013	Royal Bank of Scotland	USD	87,591	RUB	2,914,000	87,898	(307)
09/05/2013	UBS	USD	289,837	RUB	9,539,000	287,735	2,102
United States Dollar/Peruvian Nouveau Sol
09/05/2013	HSBC	USD	512,006	PEN	1,429,000	509,119	2,887
09/05/2013	JPMorgan Chase	USD	434,705	PEN	1,220,000	434,657	48
09/05/2013	Royal Bank of Scotland	USD	180,914	PEN	507,000	180,632	282
United States Dollar/Philippine Peso
09/05/2013	JPMorgan Chase	USD	66,207	PHP	2,879,000	66,300	(93)
United States Dollar/Polish Zloty
10/21/2013	Citibank	USD	70,831	PLN	228,000	70,998	(167)
United States Dollar/South African Rand
10/21/2013	HSBC	USD	470,896	ZAR	4,631,000	464,169	6,727
10/21/2013	UBS	USD	396,421	ZAR	3,981,000	399,019	(2,598)
United States Dollar/South Korean Won
09/05/2013	Barclays Bank	USD	163,435	KRW	185,482,000	164,922	(1,487)
09/05/2013	Royal Bank of Scotland	USD	186,884	KRW	216,872,000	192,832	(5,948)
United States Dollar/Thai Baht
09/04/2013	JPMorgan Chase	USD	681,346	THB	20,974,000	668,831	12,515
09/05/2013	UBS	USD	79,294	THB	2,439,000	77,772	1,522
10/21/2013	UBS	USD	1,176,781	THB	36,841,000	1,171,859	4,922

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

United States Dollar/Turkish Lira
10/21/2013	Barclays Bank	USD	443,432	TRY	868,000	441,746	1,686
10/21/2013	Goldman Sachs	USD	722,338	TRY	1,416,000	$720,636	$1,702

						$13,418,729	$164,899

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (0.9%)

UNITED STATES (0.9%)
AmeriCredit Automobile Receivables Trust, Series 2013-3, Class C (USD), 2.38%, 06/10/2019	$5,000	$4,961
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (USD), 4.47%, 03/20/2043 (a)	49,813	49,702
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (USD), 5.22%, 01/25/2042 (a)	48,875	52,254
Ford Credit Floorplan Master Owner Trust, Series 2013-3, Class C (USD), 1.29%, 06/15/2017	20,000	19,973
Santander Drive Auto Receivables Trust
Series 2012-2, Class C (USD), 3.20%, 02/15/2018	9,000	9,185
Series 2013-1, Class C (USD), 1.76%, 01/15/2019	7,000	6,771
Series 2013-3, Class C (USD), 1.81%, 04/15/2019	19,000	18,433
World Financial Network Credit Card Master Trust, Series 2010-A, Class M (USD), 5.20%, 04/15/2019	45,000	48,051

		209,330

Total Asset-Backed Securities		209,330

COMMERCIAL MORTGAGE-BACKED SECURITIES (2.6%)

UNITED STATES (2.6%)
American Tower Trust I
Series 13, Class 1A (USD), 1.55%, 03/15/2043 (a)	97,000	94,397
Series 13, Class 2A (USD), 3.07%, 03/15/2048 (a)	46,000	43,671
Americold LLC Trust, Series 2010-ARTA, Class A2FL (USD), 2.50%, 01/14/2029 (a)(b)	100,000	99,061
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM (USD), 5.58%, 09/11/2041 (b)	25,000	27,466
Series 2007-PW17, Class AMFL (USD), 0.85%, 06/11/2050 (a)(b)	25,000	24,040
Citigroup Commercial Mortgage Trust
Series 2005-CD1, Class AM (USD), 5.22%, 07/15/2044 (b)	10,000	10,693
Series 2006-C5, Class AM (USD), 5.46%, 10/15/2049	10,000	10,940
Series 2007-C6, Class AM (USD), 5.70%, 12/10/2049 (b)	20,000	22,123
Commercial Mortgage Pass Through Certificates
Series 2006-C7, Class AM (USD), 5.77%, 06/10/2046 (b)	10,000	10,841
Series 2007-C9, Class AM (USD), 5.65%, 12/10/2049 (b)	20,000	22,191
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2 (USD), 3.32%, 02/25/2023 (b)	15,000	14,839
FREMF Mortgage Trust, Series 2011-K10, Class B (USD), 4.60%, 11/25/2049 (a)(b)	20,000	19,842
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM (USD), 5.86%, 07/10/2038 (b)	25,000	27,400
GS Mortgage Securities Trust, Series 2013-GC12, Class AS (USD), 3.38%, 06/10/2046	50,000	46,985
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2013-C13, Class AS (USD), 4.19%, 01/15/2046 (b)	10,000	9,969
Series 2013-C13, Class B (USD), 4.19%, 01/15/2046 (b)	10,000	9,581
Series 2007-LD11, Class ASB (USD), 5.81%, 06/15/2049 (b)	35,953	38,744
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM (USD), 5.34%, 11/15/2048	10,000	10,967

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

WF RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB (USD), 2.98%, 06/15/2046	$90,000	$88,042

		631,792

Total Commercial Mortgage-Backed Securities		631,792

RESIDENTIAL MORTGAGE-BACKED SECURITIES (2.1%)

UNITED STATES (2.1%)
BCAP LLC Trust
Series 2009-RR2, Class A1 (USD), 2.72%, 01/21/2038 (a)(b)	69,372	70,695
Series 2009-RR4, Class 3A1 (USD), 2.13%, 04/26/2037 (a)(b)	25,975	25,762
Series 2009-RR6, Class 3A1 (USD), 2.86%, 12/26/2037 (a)(b)	42,054	42,716
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 15A1 (USD), 6.00%, 05/27/2036 (a)	30,803	30,218
Series 2009-2R, Class 2A5 (USD), 2.22%, 06/26/2037 (a)(b)	29,771	29,782
Series 2009-3R, Class 28A1 (USD), 2.85%, 08/27/2037 (a)(b)	12,797	12,830
Series 2009-3R, Class 30A1 (USD), 4.60%, 07/27/2037 (a)(b)	31,360	31,802
Series 2009-8R, Class 5A1 (USD), 5.60%, 05/26/2037 (a)(b)	56,756	59,968
JP Morgan Re-Remic
Series 2009-7, Class 14A1 (USD), 2.31%, 07/27/2037 (a)(b)	37,754	37,614
Series 2009-7, Class 17A1 (USD), 5.74%, 07/27/2037 (a)(b)	48,568	48,376
Series 2009-7, Class 1A1 (USD), 2.74%, 08/27/2037 (a)(b)	29,995	30,381
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/2037 (a)(b)	46,145	46,404
Series 2009-8, Class A1 (USD), 5.84%, 04/20/2036 (a)(b)	35,150	36,217

		502,765

Total Residential Mortgage-Backed Securities		502,765

CORPORATE BONDS (35.7%)

AUSTRALIA (0.8%)

Insurance (0.8%)
QBE Insurance Group Ltd. (USD), 2.40%, 05/01/2018 (a)	200,000	194,203

AUSTRIA (0.6%)

Diversified Telecommunication Services (0.6%)
Telekom Finanzmanagement GmbH (EUR), 6.38%, 01/29/2016 (a)	100,000	149,368

BRAZIL (0.2%)

Oil, Gas & Consumable Fuels (0.2%)
Petrobras International Finance Co. - Pifco (USD), 7.88%, 03/15/2019	50,000	57,240

CAYMAN ISLANDS (1.7%)

Computers & Peripherals (0.4%)
Seagate HDD Cayman (USD), 4.75%, 06/01/2023 (a)	100,000	95,500

Investment Companies (0.8%)
IPIC GMTN Ltd. (USD), MTN, 1.75%, 11/30/2015 (a)	200,000	200,000

Iron/Steel (0.5%)
Vale Overseas Ltd. (USD), 6.25%, 01/23/2017	100,000	111,140

		406,640

FRANCE (4.4%)

Commercial Banks (2.3%)
BPCE SA (EUR), EMTN, 1.75%, 03/14/2016	100,000	135,017
Societe Generale SA

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

(EUR), EMTN, 3.75%, 03/01/2017 (a)	$100,000	$143,392
(EUR), EMTN, 2.25%, 01/23/2020 (a)	100,000	132,161
Societe Generale SFH (EUR), EMTN, 3.25%, 06/06/2016 (a)	100,000	142,381

		552,951

Electric Utilities (0.4%)
Electricite de France SA (USD), 5.25%, 01/29/2023 (a)(b)(c)	100,000	95,625

Food & Staples (0.6%)
Casino Guichard Perrachon SA (EUR), EMTN, 3.16%, 08/06/2019 (a)	100,000	137,256

Government Agency (0.5%)
Agence Francaise de Developpement (EUR), 4.62%, 07/20/2016 (b)(c)	100,000	132,369

Insurance (0.6%)
AXA SA (EUR), EMTN, 5.13%, 07/04/2043 (a)(b)	100,000	135,412

		1,053,613

GERMANY (0.6%)

Insurance (0.6%)
Allianz SE (EUR), 5.63%, 10/17/2042 (a)(b)	100,000	146,578

ISRAEL (0.6%)

Pharmaceutical (0.6%)
Teva Pharmaceutical Finance IV BV (EUR), EMTN, 2.88%, 04/15/2019 (a)	100,000	139,326

LUXEMBOURG (0.5%)

Diversified Telecommunication Services (0.5%)
SES SA (EUR), EMTN, 4.63%, 03/09/2020 (a)	80,000	121,101

NETHERLANDS (4.0%)

Auto Manufacturers (0.5%)
Volkswagen International Finance (EUR), 2.00%, 01/14/2020	100,000	133,320

Commercial Banks (1.7%)
ABN Amro Bank (USD), 4.25%, 02/02/2017 (a)	200,000	213,648
ING Bank NV
(EUR), EMTN, 1.88%, 02/27/2018	100,000	132,860
(EUR), EMTN, 6.13%, 05/29/2023 (b)	50,000	72,844

		419,352

Diversified Financial Services (0.6%)
LeasePlan Corp. (EUR), EMTN, 4.13%, 01/13/2015	100,000	139,067

Diversified Telecommunication Services (0.6%)
Koninklijke KPN (EUR), EMTN, 4.25%, 03/01/2022 (a)	100,000	142,248

Oil, Gas & Consumable Fuels (0.6%)
Petrobras Global Finance BV (USD), 4.38%, 05/20/2023	85,000	76,552
Shell International Finance BV (USD), 2.25%, 01/06/2023	63,000	57,907

		134,459

		968,446

NORWAY (0.2%)

Oil, Gas & Consumable Fuels (0.2%)
Statoil ASA (USD), 1.15%, 05/15/2018	62,000	60,326

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

REPUBLIC OF IRELAND (1.0%)

Diversified Financial Services (0.5%)
GE Capital UK Funding (GBP), EMTN, 4.38%, 07/31/2019 (a)	$72,000	$119,149

Insurance (0.5%)
Aquarius and Investments PLC for Zurich Insurance Co. Ltd. (EUR), EMTN, 4.25%, 10/02/2043 (a)(b)	100,000	131,601

		250,750

REPUBLIC OF SOUTH KOREA (0.8%)

Commercial Banks (0.8%)
Korea Development Bank (USD), 1.00%, 01/22/2016	200,000	196,593

SPAIN (0.8%)

Commercial Banks (0.8%)
Caja de Ahorros y Monte de Piedad de Gipuzkoa y San Sebastian (EUR), 4.38%, 11/05/2014	150,000	206,634

SUPRANATIONAL (0.4%)

Supranational (0.4%)
Eurofima (AUD), MTN, 6.00%, 03/30/2022	90,000	86,268

SWEDEN (0.6%)

Commercial Banks (0.6%)
Skandinaviska Enskilda Banken AB (EUR), EMTN, 3.88%, 04/12/2017 (a)	100,000	145,255

UNITED KINGDOM (6.1%)

Commercial Banks (2.7%)
Abbey National Treasury Services PLC
(EUR), EMTN, 3.13%, 06/30/2015 (a)	100,000	136,228
(EUR), EMTN, 1.75%, 01/15/2018 (a)	100,000	132,781
Barclays Bank PLC (EUR), EMTN, 6.00%, 01/14/2021 (a)	50,000	74,544
Lloyds TSB Bank PLC (EUR), EMTN, 4.63%, 02/02/2017 (a)	100,000	147,937
Royal Bank of Scotland Group PLC (USD), 2.55%, 09/18/2015	54,000	55,122
Royal Bank of Scotland PLC (CAD), EMTN, 5.88%, 05/12/2016	106,000	110,769

		657,381

Diversified Financial Services (0.7%)
FCE Bank PLC (EUR), EMTN, 1.88%, 05/12/2016 (a)	120,000	161,370

Electric Utilities (0.9%)
SSE PLC (USD), 5.63%, 10/01/2017 (a)(b)(c)	200,000	205,052

Food & Staples (0.6%)
Tesco PLC (EUR), EMTN, 5.88%, 09/12/2016	100,000	152,332

Insurance (0.3%)
Aviva PLC (EUR), EMTN, 6.88%, 05/22/2038 (b)	50,000	73,502

Oil, Gas & Consumable Fuels (0.9%)
BP Capital Markets PLC
(EUR), EMTN, 2.18%, 02/16/2016 (a)	100,000	137,309
(USD), 1.38%, 05/10/2018	43,000	41,782
(USD), 2.75%, 05/10/2023	48,000	44,615

		223,706

		1,473,343

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

UNITED STATES (12.4%)

Advertising (0.1%)
Interpublic Group of Cos., Inc. (USD), 3.75%, 02/15/2023	$23,000	$21,720

Aerospace & Defense (0.5%)
Northrop Grumman Corp. (USD), 1.75%, 06/01/2018	130,000	127,387

Chemicals (0.2%)
Dow Chemical Co. (The) (USD), 4.38%, 11/15/2042	60,000	53,546

Commercial Banks (2.9%)
Bank of America Corp. (USD), MTN, 2.00%, 01/11/2018	114,000	111,521
Capital One Financial Corp. (USD), 1.00%, 11/06/2015	80,000	79,453
Citigroup, Inc. (USD), 2.65%, 03/02/2015	120,000	122,538
Goldman Sachs Group, Inc. (USD), 1.47%, 04/30/2018 (b)	81,000	81,002
Goldman Sachs Group, Inc. (The) (USD), 2.90%, 07/19/2018	82,000	82,145
JPMorgan Chase & Co. (USD), 1.80%, 01/25/2018	60,000	58,804
Morgan Stanley (EUR), MTN, 2.25%, 03/12/2018	120,000	160,249

		695,712

Computers & Peripherals (0.8%)
International Business Machines Corp. (USD), 1.63%, 05/15/2020	200,000	187,792

Diversified Financial Services (2.9%)
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/2019 (a)	58,000	68,737
ERAC USA Finance LLC
(USD), 6.20%, 11/01/2016 (a)	45,000	51,147
(USD), 2.80%, 11/01/2018 (a)	20,000	20,009
General Electric Capital Corp.
(USD), 2.90%, 01/09/2017	98,000	101,828
(USD), GMTN, 3.10%, 01/09/2023	90,000	84,613
HSBC Finance Corp. (USD), 6.68%, 01/15/2021	100,000	113,071
International Lease Finance Corp.
(USD), 2.22%, 06/15/2016 (b)	35,000	34,650
(USD), 6.75%, 09/01/2016 (a)	70,000	77,000
Legg Mason, Inc. (USD), 5.50%, 05/21/2019	55,000	59,648
National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 04/30/2043 (b)	65,000	62,725
Santander Holdings USA, Inc. (USD), 3.00%, 09/24/2015	20,000	20,582

		694,010

Diversified Telecommunication Services (0.4%)
Juniper Networks, Inc. (USD), 5.95%, 03/15/2041	15,000	14,929
SBA Tower Trust (USD), 2.93%, 12/15/2042 (a)	75,000	75,794

		90,723

Electric Utilities (0.1%)
Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/2018	35,000	36,400

Electronics (0.2%)
Jabil Circuit, Inc. (USD), 5.63%, 12/15/2020	40,000	41,900

Energy Equipment & Services (0.7%)
El Paso Pipeline Partners Operating Co. LLC
(USD), 5.00%, 10/01/2021	30,000	32,346
(USD), 4.70%, 11/01/2042	46,000	41,697
Energy Transfer Partners LP (USD), 5.20%, 02/01/2022	50,000	53,478
Williams Cos., Inc. (USD), 3.70%, 01/15/2023	46,000	42,380

		169,901

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

Food & Staples (0.3%)
CVS Caremark Corp. (USD), 5.75%, 05/15/2041	$75,000	$85,802

Healthcare Products (0.3%)
Boston Scientific Corp. (USD), 6.00%, 01/15/2020	65,000	74,127

Healthcare Providers & Services (0.2%)
WellPoint, Inc. (USD), 5.10%, 01/15/2044	42,000	42,157

Information Technology Services (0.2%)
Affiliated Computer Services, Inc. (USD), 5.20%, 06/01/2015	50,000	53,117

Insurance (0.9%)
American International Group, Inc. (USD), 4.88%, 09/15/2016	55,000	60,593
ING US, Inc. (USD), 2.90%, 02/15/2018 (a)	56,000	55,856
Liberty Mutual Group, Inc. (USD), 6.50%, 05/01/2042 (a)	50,000	55,732
Loews Corp. (USD), 2.63%, 05/15/2023	44,000	40,512

		212,693

Iron/Steel (0.2%)
Nucor Corp. (USD), 4.00%, 08/01/2023	46,000	45,280

Media (0.2%)
CBS Corp. (USD), 8.88%, 05/15/2019	45,000	58,312

Metals & Mining (0.3%)
Barrick North America Finance LLC (USD), 4.40%, 05/30/2021	69,000	62,613

Oil & Gas Services (0.3%)
FMC Technologies, Inc. (USD), 3.45%, 10/01/2022	65,000	61,975

Oil, Gas & Consumable Fuels (0.1%)
Rowan Cos., Inc. (USD), 7.88%, 08/01/2019	20,000	24,280

Paper & Forest Products (0.2%)
Georgia-Pacific LLC (USD), 8.00%, 01/15/2024	30,000	38,896

Real Estate (0.2%)
HCP, Inc. (USD), 3.75%, 02/01/2016	50,000	52,681

Trucking & Leasing (0.2%)
Penske Truck Leasing Co. LP (USD), 2.50%, 03/15/2016 (a)	60,000	60,996

		2,992,020

Total Corporate Bonds		8,647,704

MUNICIPAL BONDS (1.1%)

UNITED STATES (1.1%)

CALIFORNIA (0.3%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds), Series S1 (USD), 6.79%, 04/01/2030	25,000	29,579
University of California General Obligation Unlimited Bonds, Series AD (USD), 4.86%, 05/15/2112	50,000	42,814

		72,393

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

GEORGIA (0.2%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/2057	$55,000	$58,693

ILLINOIS (0.3%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/2040	55,000	58,968

OHIO (0.3%)
JobsOhio Beverage System Revenue Bonds, Series B (USD), 4.53%, 01/01/2035	70,000	66,795

		256,849

Total Municipal Bonds		256,849

GOVERNMENT BONDS (41.9%)

AUSTRALIA (0.5%)
Australia Government Bond, Series 120 (AUD), 6.00%, 02/15/2017	115,000	114,886

AUSTRIA (0.4%)
Austria Government Bond, Series 976 (EUR), 6.25%, 07/15/2027	50,000	96,540

BELGIUM (2.2%)
Belgium Government Bond
Series 61 (EUR), 4.25%, 09/28/2021	150,000	231,461
Series 68 (EUR), 2.25%, 06/22/2023 (a)	230,000	298,539

		530,000

CANADA (2.7%)
Canadian Government Bond
(CAD), 4.00%, 06/01/2017	350,000	371,178
Series WL43 (CAD), 5.75%, 06/01/2029	210,000	280,373

		651,551

DENMARK (0.3%)
Denmark Government Bond (DKK), 4.50%, 11/15/2039	300,000	75,251

FINLAND (0.2%)
Finland Government Bond (EUR), 3.50%, 04/15/2021	30,000	45,470

FRANCE (1.1%)
France Government Bond OAT
(EUR), 5.50%, 04/25/2029	50,000	88,582
(EUR), 4.75%, 04/25/2035	90,000	149,877
(EUR), 4.00%, 10/25/2038	10,000	15,073

		253,532

GERMANY (2.7%)
Bundesobligation, Series 160 (EUR), 2.75%, 04/08/2016	100,000	141,932
Bundesrepublik Deutschland
Series 07 (EUR), 4.00%, 01/04/2018	308,000	471,407
Series 07 (EUR), 5.50%, 01/04/2031	20,000	38,576

		651,915

ITALY (4.6%)
Buoni Poliennali Del Tesoro
(EUR), 3.50%, 06/01/2018	360,000	484,577
(EUR), 5.00%, 03/01/2022	50,000	70,575
(EUR), 5.50%, 09/01/2022	180,000	260,225

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

(EUR), 4.50%, 03/01/2026	$100,000	$132,774
(EUR), 5.00%, 09/01/2040	130,000	172,046

		1,120,197

JAPAN (16.4%)
Japan Government 10 Year Bond
Series 275 (JPY), 1.40%, 12/20/2015	30,000,000	315,634
Series 297 (JPY), 1.40%, 12/20/2018	33,000,000	356,240
Series 299 (JPY), 1.30%, 03/20/2019	35,000,000	376,401
Series 315 (JPY), 1.20%, 06/20/2021	85,000,000	905,335
Japan Government 20 Year Bond, Series 112 (JPY), 2.10%, 06/20/2029	65,000,000	730,624
Japan Government 30 Year Bond
Series 10 (JPY), 1.10%, 03/20/2033	25,000,000	230,102
Series 30 (JPY), 2.30%, 03/20/2039	25,000,000	282,525
Japan Government 5 Year Bond
Series 81 (JPY), 0.80%, 03/20/2014	35,900,000	368,299
Series 105 (JPY), 0.20%, 06/20/2017	40,000,000	408,251

		3,973,411

NETHERLANDS (1.4%)
Netherlands Government Bond
(EUR), 3.25%, 07/15/2015 (a)	140,000	197,161
(EUR), 4.50%, 07/15/2017 (a)	60,000	91,516
(EUR), 2.25%, 07/15/2022 (a)	40,000	54,931

		343,608

POLAND (0.4%)
Poland Government Bond, Series 0415 (PLN), 5.50%, 04/25/2015	310,000	101,340

REPUBLIC OF IRELAND (0.4%)
Ireland Government Bond (EUR), 4.40%, 06/18/2019	60,000	84,512

SINGAPORE (1.4%)
Singapore Government Bond (SGD), 3.25%, 09/01/2020	400,000	341,331

SUPRANATIONAL (0.4%)
Council of Europe Development Bank (AUD), MTN, 5.63%, 12/14/2015	100,000	94,989

SWEDEN (2.1%)
Sweden Government Bond
Series 1051 (SEK), 3.75%, 08/12/2017	1,000,000	167,600
Series 1054 (SEK), 3.50%, 06/01/2022	2,000,000	342,043

		509,643

UNITED KINGDOM (4.7%)
United Kingdom Treasury Gilt
(GBP), 2.75%, 01/22/2015	190,000	299,353
(GBP), 5.00%, 03/07/2018	48,000	85,880
(GBP), 4.00%, 03/07/2022	50,000	86,835
(GBP), 4.25%, 12/07/2027	110,000	192,902
(GBP), 4.25%, 03/07/2036	130,000	225,036
(GBP), 4.25%, 09/07/2039	75,000	129,690
(GBP), 4.25%, 12/07/2049	68,000	118,947

		1,138,643

Total Government Bonds		10,126,819

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

U.S. AGENCIES (7.7%)

UNITED STATES (7.7%)
Federal Home Loan Mortgage Corp.
Pool # G13774 (USD), 5.50%, 12/01/2020	$30,515	$32,795
Series 4097, Class VA (USD), 3.50%, 08/15/2025	23,585	24,681
Series 4097, Class VT (USD), 3.50%, 08/15/2025	23,585	24,678
Series 4103, Class DV (USD), 3.00%, 11/15/2025	23,687	24,278
Pool # G14583 (USD), 3.00%, 10/01/2027	13,893	14,291
Pool # J22877 (USD), 2.50%, 03/01/2028	19,395	19,389
Pool # C91293 (USD), 5.00%, 03/01/2030	18,510	19,842
Series 4097, Class GT (USD), 3.00%, 10/15/2031	28,503	29,733
Series 4214, Class BA (USD), 3.00%, 12/15/2031	24,915	25,439
Pool # C91442 (USD), 3.50%, 04/01/2032	20,189	20,691
Series 4134, Class WA (USD), 3.50%, 04/15/2038	29,222	30,505
Series 4223, Class DG (USD), 3.00%, 12/15/2038	25,000	25,187
Series 4183, Class AP (USD), 3.00%, 04/15/2039	29,719	30,702
Series 3864, Class AB (USD), 4.00%, 06/15/2039	17,505	18,690
Series 3895, Class AM (USD), 5.00%, 08/15/2039	16,149	17,961
Pool # A94066 (USD), 4.50%, 09/01/2040	26,952	28,919
Pool # A95803 (USD), 4.00%, 12/01/2040	39,581	41,237
Pool # Q02410 (USD), 5.00%, 07/01/2041	13,543	15,263
Pool # Q04603 (USD), 4.00%, 11/01/2041	31,302	32,512
Pool # G06895 (USD), 4.50%, 11/01/2041	22,127	23,438
Series 4139, Class PA (USD), 2.50%, 11/15/2041	24,025	23,915
Pool # Q08305 (USD), 3.50%, 05/01/2042	46,554	46,875
Series 4135, Class AD (USD), 2.00%, 06/15/2042	24,211	22,961
Pool # Q11164 (USD), 4.00%, 09/01/2042	19,684	20,472
Pool # Q13235 (USD), 3.00%, 11/01/2042	49,306	47,709
Pool # G07240 (USD), 3.00%, 12/01/2042	24,303	23,515
Pool # 2B1384 (USD), 2.48%, 05/01/2043 (b)	19,916	19,555
Federal National Mortgage Association
Series 2012-86, Class VC (USD), 3.50%, 08/25/2025	14,068	14,743
Pool # AL1862 (USD), 3.00%, 04/01/2027	22,168	22,838
Pool # AO3007 (USD), 3.50%, 05/01/2027	22,427	23,738
Series 2013-74, Class DG (USD), 3.50%, 03/25/2028	24,775	26,007
Pool # AB9002 (USD), 2.50%, 04/01/2028	19,603	19,607
Series 2012-120, Class DH (USD), 2.50%, 03/25/2031	23,868	23,893
Series 2012-84, Class QG (USD), 3.00%, 09/25/2031	14,038	14,532
Series 2012-120, Class AH (USD), 2.50%, 02/25/2032	24,099	23,459
Pool # AB5959 (USD), 3.00%, 08/01/2032	18,673	18,569
Pool # AP2109 (USD), 4.00%, 08/01/2032	14,389	14,823
Pool # AB6959 (USD), 3.00%, 11/01/2032	24,250	24,190
Series 2013-31, Class ET (USD), 4.00%, 01/25/2033	19,493	21,079
Series 2013-16, Class GP (USD), 3.00%, 03/25/2033	15,000	15,408
Series 2013-20, Class DL (USD), 4.00%, 03/25/2033	19,686	21,216
Series 2013-20, Class MC (USD), 4.00%, 03/25/2033	19,650	21,161
Series 2013-31, Class NL (USD), 4.00%, 04/25/2033	19,757	21,107
Series 2013-43, Class MB (USD), 3.50%, 05/25/2033	19,812	20,701
Pool # 891386 (USD), 5.50%, 10/01/2035	33,741	36,758
Series 2013-74, Class HB (USD), 3.50%, 02/25/2037	14,959	15,556
Pool # 888367 (USD), 7.00%, 03/01/2037	10,831	12,195
Pool # 889050 (USD), 6.00%, 05/01/2037	13,868	15,492
Pool # AL2627 (USD), 5.00%, 07/01/2037	17,089	18,438
Pool # 966202 (USD), 6.00%, 12/01/2037	31,086	33,981
Pool # 995049 (USD), 5.50%, 02/01/2038	11,859	12,919
Pool # 929187 (USD), 5.50%, 03/01/2038	22,499	24,486

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

Pool # 890149 (USD), 6.50%, 10/01/2038	$16,804	$18,629
Pool # 995228 (USD), 6.50%, 11/01/2038	29,180	32,608
Pool # 890101 (USD), 6.00%, 02/01/2039	7,461	8,318
Pool # AD0206 (USD), 5.50%, 09/01/2039	25,167	28,238
Pool # AL0798 (USD), 4.50%, 10/01/2040	23,021	24,615
Pool # AE8388 (USD), 4.50%, 11/01/2040	23,366	25,055
Pool # AI0108 (USD), 5.00%, 04/01/2041	20,878	23,285
Series 2012-67, Class KA (USD), 3.50%, 05/25/2041	28,292	29,749
Pool # 890362 (USD), 4.50%, 08/01/2041	27,850	30,038
Pool # AJ1422 (USD), 5.00%, 09/01/2041	43,108	46,739
Pool # AL0933 (USD), 5.00%, 10/01/2041	22,509	24,761
Pool # AK2818 (USD), 4.50%, 01/01/2042	14,550	15,502
Pool # AO9937 (USD), 4.50%, 07/01/2042	8,657	9,249
Series 2013-15, Class EP (USD), 3.50%, 08/25/2042	29,469	30,796
Series 2013-12, Class UA (USD), 2.50%, 09/25/2042	29,421	28,838
Pool # AB6935 (USD), 3.50%, 11/01/2042	19,205	19,411
Pool # AQ6196 (USD), 3.50%, 11/01/2042	14,165	14,294
Pool # AI9145 (USD), 3.00%, 12/01/2042	53,887	52,349
Series 2013-2, Class NP (USD), 2.00%, 02/25/2043	24,371	23,519
Pool # MA1373 (USD), 3.50%, 03/01/2043	24,777	24,626
Series 2013-22, Class JP (USD), 3.50%, 03/25/2043	19,462	20,062
Series 2013-65, Class PM (USD), 2.50%, 05/25/2043	19,739	19,450
Pool # AB9704 (USD), 4.00%, 06/01/2043	19,932	20,534
Pool # AT4326 (USD), 3.50%, 07/01/2043	55,000	54,663
Government National Mortgage Association, Pool # 783356 (USD), 6.00%, 06/20/2041	18,394	20,179

		1,867,636

Total U.S. Agencies		1,867,636

U.S. TREASURIES (5.4%)

UNITED STATES (5.4%)
U.S. Treasury Bond (USD), 3.13%, 02/15/2043	565,000	513,091
U.S. Treasury Notes
(USD), 0.13%, 04/30/2015	43,000	42,894
(USD), 0.50%, 06/15/2016	156,000	155,695
(USD), 1.25%, 07/31/2018	241,000	240,812
(USD), 1.75%, 05/15/2023	388,000	359,870

		1,312,362

Total U.S. Treasuries		1,312,362

Total Investments (Cost $23,716,123) (d)—97.4%		23,555,257

Other assets in excess of liabilities—2.6%		626,153

Net Assets—100.0%		$24,181,410

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2013.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound Sterling
GMTN	Global Medium Term Note
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

At July 31, 2013, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
German Euro BOBL Futures	JPMorgan Chase	5	09/06/2013	$(2,268)
German Euro Bond Futures	JPMorgan Chase	13	09/06/2013	(20,877)
German Euro Schatz Futures	JPMorgan Chase	(13)	09/06/2013	934
United States Treasury Note 6%-2 year	JPMorgan Chase	(2)	09/30/2013	(441)
United States Treasury Note 6%-5 year	JPMorgan Chase	6	09/30/2013	(7,276)
United States Treasury Note 6%-10 year	JPMorgan Chase	(16)	09/19/2013	5,919

				$(24,009)

At July 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
10/21/2013	State Street	AUD	25,000	USD	22,862	$22,351	$(511)
Czech Koruna/United States Dollar
10/21/2013	State Street	CZK	660,000	USD	33,335	33,855	520
Danish Krone/United States Dollar
10/21/2013	State Street	DKK	129,000	USD	22,716	23,039	323
Euro Currency/United States Dollar
10/21/2013	Barclays Bank	EUR	100,000	USD	131,884	133,072	1,188
Japanese Yen/United States Dollar
10/21/2013	State Street	JPY	21,401,000	USD	215,317	218,673	3,356
Malaysian Ringgit/United States Dollar
09/05/2013	Royal Bank of Scotland	MYR	190,000	USD	61,429	58,462	(2,967)
Mexican Peso/United States Dollar
10/21/2013	Goldman Sachs	MXN	4,045,000	USD	318,359	314,411	(3,948)
New Zealand Dollar/United States Dollar
10/21/2013	Goldman Sachs	NZD	47,000	USD	36,707	37,327	620
Norwegian Krone/United States Dollar
10/21/2013	Goldman Sachs	NOK	242,000	USD	40,131	40,946	815

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Global Fixed Income Fund

South African Rand/United States Dollar
10/21/2013	Goldman Sachs	ZAR	631,000	USD	63,520	$63,246	$(274)
South Korean Won/United States Dollar
09/05/2013	Royal Bank of Scotland	KRW	310,440,000	USD	273,154	276,028	2,874
Swiss Franc/United States Dollar
10/21/2013	State Street	CHF	195,000	USD	206,851	210,858	4,007

						$1,432,268	$6,003

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
10/21/2013	State Street	USD	122,048	GBP	81,000	$123,157	$(1,109)
United States Dollar/Canadian Dollar
10/21/2013	State Street	USD	78,481	CAD	82,000	79,680	(1,199)
United States Dollar/Euro Currency
10/21/2013	State Street	USD	1,498,761	EUR	1,142,000	1,519,680	(20,919)
10/21/2013	UBS	USD	39,105	EUR	30,000	39,921	(816)
United States Dollar/Hungarian Forint
10/21/2013	State Street	USD	255,206	HUF	57,324,000	253,038	2,168
United States Dollar/Polish Zloty
10/21/2013	Goldman Sachs	USD	39,863	PLN	130,000	40,481	(618)
United States Dollar/Singapore Dollar
10/21/2013	Goldman Sachs	USD	246,747	SGD	311,000	244,742	2,005
United States Dollar/South Korean Won
09/05/2013	UBS	USD	21,625	KRW	25,000,000	22,229	(604)
United States Dollar/Swedish Krona
10/21/2013	Goldman Sachs	USD	375,884	SEK	2,496,000	382,271	(6,387)

						$2,705,199	$(27,479)

At July 31, 2013, the Fund’s open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation
Norwegian Krone/British Pound
10/21/2013	Goldman Sachs	NOK	1,451,000	GBP	158,731	$242,082	$246,241	$4,159

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (99.2%)

Alaska (1.1%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/2021	$1,000,000	$1,138,310

Arizona (2.0%)
City of Tempe General Obligation Unlimited Bonds, 5.00%, 07/01/2022	1,900,000	2,131,059

California (13.2%)
Brea Redevelopment Agency Tax Allocation Refunding Bonds, Series A, 0.00%, 08/01/2025(a)	1,000,000	541,210
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/2039	1,000,000	1,032,360
Chula Vista Industrial Development Revenue (San Diego Gas & Electric), Series A, 1.65%, 07/01/2018	500,000	497,425
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/2025	1,000,000	1,139,050
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds (Capital Project, Partially Prerefunded), Series A, 5.00%, 10/01/2022	1,300,000	1,309,919
M-S-R Energy Authority Gas Revenue Bonds, Series B, 6.13%, 11/01/2029	500,000	553,740
M-S-R Energy Authority Revenue Bonds, Series A, 6.50%, 11/01/2039	500,000	573,545
Rancho Cucamonga Redevelopment Agency Tax Allocation Bonds (Rancho Redevelopment Project), 5.38%, 09/01/2025	500,000	500,055
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/2024	300,000	334,221
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/2026	465,000	496,536
State of California General Obligation Unlimited Bonds
Series A, 5.00%, 07/01/2022	1,100,000	1,211,364
5.00%, 03/01/2026	2,000,000	2,129,440
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/2029	1,000,000	1,033,700
University of California Revenue Bonds, Series Q, 5.25%, 05/15/2029	2,320,000	2,528,359

		13,880,924

Colorado (0.9%)
Colorado Health Facilities Authority Revenue Bonds (Evangelical Lutheran Good Samaritan Society), 5.00%, 12/01/2042	1,000,000	951,250

Connecticut (2.1%)
City of Hartford General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, Series A
5.00%, 08/15/2015	100,000	109,131
5.00%, 08/15/2016	1,870,000	2,106,873

		2,216,004

Florida (4.0%)
Citizens Property Insurance Corp. Revenue Bonds, Series A-1, 5.00%, 06/01/2015	1,000,000	1,072,040
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	842,310
CityPlace Community Development District, Special Assessment & Revenue Refunding Bonds, 5.00%, 05/01/2019	1,000,000	1,109,740
Escambia County, Solid Waste Disposal Revenue Bonds (Gulf Power Company Project), 1.35%, 04/01/2039(b)	1,165,000	1,166,666

		4,190,756

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Tax-Free Income Fund

Georgia (5.0%)
Appling County Development Authority Revenue Bonds (Oglethorpe Power Corporation Project), Series A, 2.40%, 01/01/2038(b)	$1,000,000	$955,260
Burke County Development Authority Revenue Bonds (Georgia Power Company Plant Vogtle Project), 1.75%, 12/01/2049(b)	1,000,000	1,011,110
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/2021	500,000	583,605
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/2028	100,000	108,851
Municipal Electric Authority of Georgia Revenue Bonds
Prerefunded, Series V, 6.60%, 01/01/2018	45,000	47,277
Prerefunded/Escrowed to Maturity, Series V, 6.60%, 01/01/2018	465,000	537,429
Unrefunded, Series V, 6.60%, 01/01/2018	1,805,000	2,009,813

		5,253,345

Illinois (1.6%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	500,000	520,975
Illinois State Toll Highway Authority Revenue Bonds, Prerefunded, Sr. Priority, Series A-2, 5.00%, 01/01/2027	1,000,000	1,120,070

		1,641,045

Indiana (2.5%)
Indiana Toll Road Commission Revenue Bonds, Prerefunded/Escrowed to Maturity, 9.00%, 01/01/2015	2,475,000	2,664,882

Kentucky (1.1%)
County of Carroll Pollution Control Revenue Bonds (Utilities Company Project), Series C, 0.14%, 10/01/2032(b)	1,200,000	1,129,500

Louisiana (2.7%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/2024	540,000	603,823
Saint Charles Parish Revenue Bonds (Valero Energy Corp.), 4.00%, 12/01/2040(b)	1,250,000	1,244,425
Saint John The Baptist Parish Revenue Bonds (Marathon Oil), Series A, 5.13%, 06/01/2037	1,000,000	989,750

		2,837,998

Massachusetts (5.6%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/2016	1,000,000	1,144,470
5.50%, 10/01/2018	2,000,000	2,398,720
5.50%, 08/01/2019	1,000,000	1,211,070
Massachusetts Development Finance Agency Revenue Bonds (Boston Medical Center), Series C, 5.00%, 07/01/2017	1,000,000	1,097,530

		5,851,790

Michigan (0.9%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/2020	900,000	990,225

Minnesota (0.5%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/2029	500,000	547,745

Nebraska (0.7%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	771,540

New Hampshire (3.1%)
New Hampshire Business Finance Authority Pollution Control Refunding Revenue Bonds (United Illuminating Company Project), Series A, 0.38%, 10/01/2033(b)	1,230,000	1,113,150
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/2039	1,000,000	1,054,200
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/2023	1,000,000	1,100,090

		3,267,440

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Tax-Free Income Fund

New Jersey (3.7%)
New Jersey Economic Development Authority Revenue Bonds (School Facilities Conservation), Series BB, 5.25%, 09/01/2024	$2,000,000	$2,218,760
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series C, 6.50%, 01/01/2016	490,000	522,110
New Jersey Transportation Trust Fund Authority Revenue Bonds (Transportation System), Series A, 5.75%, 06/15/2017	1,000,000	1,158,020

		3,898,890

New York (6.1%)
New York Local Government Assistance Corp. Revenue Bonds, Series E, 6.00%, 04/01/2014	330,000	342,533
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/2039	2,500,000	2,565,400
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,396,478
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/2027	1,000,000	1,082,260
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/2030	1,000,000	1,088,580

		6,475,251

North Dakota (0.9%)
City of Grand Forks, Health Care System Revenue Bonds (Altru Health System Obligated Group), 4.50%, 12/01/2032	1,000,000	939,630

Ohio (2.3%)
Jobs Ohio Beverage System Revenue Bonds, Series A, 5.00%, 01/01/2018	500,000	566,330
Ohio Air Quality Development Authority Revenue Bonds, Prerefunded, Series A, 5.75%, 06/01/2033(b)	800,000	857,944
Ohio Air Quality Development Authority Revenue Refunding Bonds (The Cincinnati Gas & Electric Company Project), Series A, 0.37%, 09/01/2037(b)	1,100,000	984,500

		2,408,774

Pennsylvania (5.1%)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/2019	800,000	940,576
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	4,100,000	4,379,497

		5,320,073

Puerto Rico (0.8%)
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series C, 5.00%, 08/01/2022	750,000	826,710

South Carolina (0.4%)
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/2030	350,000	381,853

Tennessee (0.5%)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	530,500

Texas (24.1%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/2030	1,575,000	1,671,500
City of Houston Revenue Bonds, Series A, 5.25%, 05/15/2020	1,500,000	1,556,310
Dallas Area Rapid Transit Revenue Bonds, 5.00%, 12/01/2036	1,250,000	1,288,850

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Tax-Free Income Fund

Dallas/Fort Worth International Airport, Joint Revenue Refunding Bonds, Series B, 5.00%, 11/01/2020	$1,000,000	$1,141,800
Fort Bend Independent School District General Obligation Unlimited Bonds, Prerefunded/Escrowed to Maturity, 5.00%, 02/15/2018	2,300,000	2,691,805
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	5,325,000	6,431,854
Lower Colorado River Authority Revenue Bonds, Prerefunded/Escrowed to Maturity, Series B, 6.00%, 01/01/2017	1,245,000	1,442,457
SA Energy Acquisition Public Facility Corp. Revenue Bonds (Gas Supply), 5.25%, 08/01/2016	500,000	539,210
State of Texas General Obligation Unlimited Bonds (Transportation Commission-Mobility Fund), 5.00%, 04/01/2020	2,500,000	2,812,925
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/2018	1,050,000	1,245,248
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/2027	1,500,000	1,672,425
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/2025	1,065,000	1,180,755
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	500,000	568,740
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/2028	1,000,000	1,089,180

		25,333,059

Washington (7.8%)
City of Seattle Municipal Light and Power Revenue Bonds
Prerefunded, (AGM), 4.50%, 08/01/2019	125,000	130,269
Unrefunded, (AGM), 4.50%, 08/01/2019	875,000	903,385
City of Seattle Water System Revenue Bonds, 5.00%, 02/01/2026	1,000,000	1,086,910
County of King General Obligation Limited Bonds, 5.00%, 01/01/2025	2,000,000	2,182,000
State of Washington General Obligation Unlimited Bonds
Series R-2010A, 5.00%, 01/01/2022	2,000,000	2,267,520
Prerefunded, Series D, 5.00%, 01/01/2024	1,250,000	1,380,837
Series C, 5.00%, 01/01/2026	200,000	219,504

		8,170,425

Wisconsin (0.5%)
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Aurora Health Care), Series A, 5.00%, 07/15/2028	500,000	500,635

Total Municipal Bonds		104,249,613

REPURCHASE AGREEMENT (0.7%)

United States (0.7%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $782,000, collateralized by U.S. Treasury Note, maturing 06/30/2020; total market value of $800,888	782,000	782,000

Total Repurchase Agreement		782,000

Total Investments (Cost $99,357,547) (c)—99.9%		105,031,613

Other assets in excess of liabilities—0.1%		99,490

Net Assets—100.0%		$105,131,103

(a)	Issued with a zero coupon.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2013.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (10.8%)

AUSTRALIA (2.0%)
SMART Trust
Series 2011-2USA, Class A4A (USD), 2.31%, 04/14/2017 (a)	$220,000	$224,256
Series 2012-4US, Class A3B (USD), 0.74%, 03/14/2017 (b)	34,000	33,932

		258,188

UNITED STATES (8.8%)
Ally Master Owner Trust, Series 2010-2, Class A (USD), 4.25%, 04/15/2017 (a)	250,000	262,229
Capital One Multi-Asset Execution Trust, Series 2006-A12, Class A (USD), 0.25%, 07/15/2016 (b)	100,000	99,975
Chesapeake Funding LLC, Series 2011-2A, Class A (USD), 1.44%, 04/07/2024 (a)(b)	200,000	201,873
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1 (USD), 1.50%, 09/15/2015	200,000	200,230
Series 2010-5, Class A2 (USD), 0.89%, 09/15/2015 (b)	100,000	100,052
GE Equipment Transportation LLC, Series 2012-1, Class A4 (USD), 1.23%, 01/22/2020	135,000	135,692
Navistar Financial Dealer Note Master Trust, Series 2013-1, Class A (USD), 0.86%, 01/25/2018 (a)(b)	100,000	99,865

		1,099,916

Total Asset-Backed Securities		1,358,104

CORPORATE BONDS (69.2%)

AUSTRALIA (2.4%)

Commercial Banks (1.2%)
National Australia Bank Ltd. (USD), 1.21%, 07/25/2014 (a)(b)	150,000	151,351

Metals & Mining (1.2%)
BHP Billiton Finance USA Ltd. (USD), 1.00%, 02/24/2015	150,000	151,091

		302,442

CANADA (7.7%)

Commercial Banks (1.8%)
Bank of Montreal (USD), MTN, 0.79%, 07/15/2016 (b)	100,000	100,147
Bank of Nova Scotia (USD), 0.79%, 07/15/2016 (b)	125,000	125,110

		225,257

Electric Utilities (0.8%)
TransAlta Corp. (USD), 5.75%, 12/15/2013	100,000	101,733

Energy Equipment & Services (1.4%)
TransCanada PipeLines Ltd. (USD), 0.88%, 03/02/2015	175,000	175,536

Metals & Mining (1.6%)
Barrick Gold Corp. (USD), 1.75%, 05/30/2014	200,000	200,301

Oil, Gas & Consumable Fuels (2.1%)
Talisman Energy, Inc. (USD), 5.13%, 05/15/2015	100,000	106,536
Total Capital Canada Ltd. (USD), 0.65%, 01/15/2016 (b)	150,000	150,995

		257,531

		960,358

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

FRANCE (1.6%)

Pharmaceutical (1.6%)
Sanofi-Aventis (USD), 0.59%, 03/28/2014 (b)	$200,000	$200,442

NETHERLANDS (1.6%)

Commercial Banks (1.6%)
ING Bank NV (USD), 1.22%, 03/07/2016 (a)(b)	200,000	200,461

PANAMA (0.1%)

Leisure Time (0.1%)
Carnival Corp. (USD), 1.20%, 02/05/2016	20,000	19,885

UNITED KINGDOM (4.3%)

Commercial Banks (0.7%)
Royal Bank of Scotland Group PLC (USD), 2.55%, 09/18/2015	85,000	86,767

Food Products (1.4%)
TESCO PLC (USD), 2.00%, 12/05/2014 (a)	175,000	177,360

Metals & Mining (1.2%)
Rio Tinto Finance USA PLC (USD), 1.13%, 03/20/2015	150,000	150,449

Oil, Gas & Consumable Fuels (1.0%)
BP Capital Markets PLC (USD), 0.90%, 12/06/2013 (b)	130,000	130,172

		544,748

UNITED STATES (51.5%)

Auto Manufacturers (1.2%)
Daimler Finance North America LLC (USD), 1.45%, 08/01/2016 (a)	150,000	150,107

Auto Parts & Equipment (1.0%)
Johnson Controls, Inc. (USD), 0.68%, 02/04/2014 (b)	125,000	125,211

Beverages (1.6%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 0.81%, 01/27/2014 (b)	205,000	205,478

Commercial Banks (5.0%)
Bank of America Corp. (USD), 1.50%, 10/09/2015	70,000	70,151
Bank of New York Mellon Corp. (The) (USD), MTN, 0.51%, 03/04/2016 (b)	200,000	199,951
Capital One Financial Corp. (USD), 1.00%, 11/06/2015	65,000	64,556
Citigroup, Inc. (USD), 5.00%, 09/15/2014	45,000	46,775
JPMorgan Chase & Co. (USD), GMTN, 0.89%, 02/26/2016 (b)	150,000	150,078
Morgan Stanley (USD), 1.52%, 02/25/2016 (b)	100,000	100,553

		632,064

Cosmetics/Personal Care (1.3%)
Procter & Gamble Co. (USD), 0.19%, 02/06/2014 (b)	160,000	159,896

Distribution/Wholesale (0.6%)
Glencore Funding LLC (USD), 1.70%, 05/27/2016 (a)	75,000	73,289

Diversified Financial Services (9.8%)
American Express Credit Corp. (USD), 1.30%, 07/29/2016	100,000	100,246
Caterpillar Financial Services Corp. (USD), MTN, 0.51%, 02/26/2016 (b)	100,000	100,002
ERAC USA Finance LLC (USD), 2.25%, 01/10/2014 (a)	75,000	75,476
General Electric Capital Corp. (USD), GMTN, 0.92%, 07/12/2016 (b)	150,000	150,175
HSBC Finance Corp. (USD), 0.52%, 01/15/2014 (b)	200,000	199,960
International Lease Finance Corp. (USD), 6.50%, 09/01/2014 (a)	115,000	120,319

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

John Deere Capital Corp. (USD), 0.95%, 06/29/2015	$150,000	$150,908
National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 03/01/2014	125,000	128,103
PACCAR Financial Corp. (USD), MTN, 0.80%, 02/08/2016	45,000	44,894
Toyota Motor Credit Corp. (USD), MTN, 1.00%, 02/17/2015	150,000	151,216

		1,221,299

Diversified Telecommunication Services (1.4%)
AT&T, Inc. (USD), 0.80%, 12/01/2015	170,000	169,614

Electric Utilities (11.1%)
Ameren Corp. (USD), 8.88%, 05/15/2014	75,000	79,515
Cleveland Electric Illuminating Co. (USD), 5.65%, 12/15/2013	27,000	27,488
Dominion Resources, Inc. (USD), 1.80%, 03/15/2014	160,000	161,118
Duke Energy Indiana, Inc. (USD), 0.62%, 07/11/2016 (b)	130,000	129,926
Georgia Power Co. (USD), 0.63%, 11/15/2015	160,000	159,337
NextEra Energy Capital Holding, Inc. (USD), 1.61%, 06/01/2014	140,000	141,068
Oncor Electric Delivery Co. LLC (USD), 6.38%, 01/15/2015	130,000	139,977
Public Service Electric & Gas Co., Series G (USD), MTN, 0.85%, 08/15/2014	200,000	200,823
Sierra Pacific Power Co. (USD), 5.45%, 09/01/2013	150,000	150,614
Southern California Edison Co. (USD), 5.75%, 03/15/2014	200,000	206,282

		1,396,148

Energy Equipment & Services (0.9%)
Energy Transfer Partners LP (USD), 5.95%, 02/01/2015	100,000	106,836

Food Products (0.8%)
General Mills, Inc. (USD), 0.56%, 01/29/2016 (b)	100,000	99,951

Gas Utilities (2.1%)
CenterPoint Energy, Inc., Series B (USD), 6.85%, 06/01/2015	100,000	110,134
Sempra Energy (USD), 1.03%, 03/15/2014 (b)	150,000	150,415

		260,549

Healthcare Providers & Services (1.1%)
Quest Diagnostics, Inc. (USD), 1.12%, 03/24/2014 (b)	140,000	140,408

Information Technology Services (1.4%)
International Business Machines Corp. (USD), 0.55%, 02/06/2015	180,000	180,245

Insurance (4.8%)
21st Century Insurance Group (USD), 5.90%, 12/15/2013	75,000	76,298
American International Group, Inc. (USD), 3.00%, 03/20/2015	100,000	103,189
Berkshire Hathaway, Inc. (USD), 0.80%, 02/11/2016	160,000	160,256
Principal Life Global Funding II (USD), 1.00%, 12/11/2015 (a)	85,000	85,081
Prudential Financial, Inc., Series B (USD), MTN, 4.75%, 04/01/2014	170,000	174,469

		599,293

Media (1.2%)
NBCUniversal Enterprise, Inc. (USD), 0.81%, 04/15/2016 (a)(b)	150,000	150,352

Oil & Gas Services (0.8%)
Cameron International Corp. (USD), 1.60%, 04/30/2015	100,000	100,721

Pharmaceutical (3.5%)
AbbVie, Inc. (USD), 1.20%, 11/06/2015 (a)	100,000	100,380
Express Scripts Holding Co. (USD), 2.75%, 11/21/2014	175,000	179,181
GlaxoSmithKline Capital, Inc. (USD), 0.70%, 03/18/2016	100,000	99,314
Mylan, Inc. (USD), 1.80%, 06/24/2016 (a)	65,000	64,917

		443,792

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Real Estate (1.9%)
HCP, Inc. (USD), 2.70%, 02/01/2014	$125,000	$126,120
Mack-Cali Realty LP (USD), 5.13%, 02/15/2014	105,000	107,164

		233,284

		6,448,537

Total Corporate Bonds		8,676,873

U.S. AGENCIES (16.4%)

UNITED STATES (16.4%)
Federal Home Loan Bank (USD), 0.20%, 02/26/2014	200,000	200,009
Federal Home Loan Mortgage Corp. (USD), 0.17%, 11/04/2013 (b)	500,000	500,061
Federal National Mortgage Association
(USD), 0.00%, 11/01/2013 (c)	250,000	249,975
(USD), 0.16%, 02/27/2015 (b)	600,000	600,055
(USD), 0.55%, 02/26/2016	500,000	498,621

		2,048,721

Total U.S. Agencies		2,048,721

U.S. TREASURIES (5.2%)

UNITED STATES (5.2%)
U.S. Treasury Notes
(USD), 2.25%, 05/31/2014	50,000	50,875
(USD), 0.13%, 07/31/2014	350,000	349,932
(USD), 0.38%, 06/30/2015	250,000	250,361

		651,168

Total U.S. Treasuries		651,168

REPURCHASE AGREEMENT (1.8%)

UNITED STATES (1.8%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $223,000 collateralized by U.S. Treasury Note, maturing 06/30/2020; total market value of $232,356	223,000	223,000

Total Repurchase Agreement		223,000

Total Investments (Cost $12,915,938) (d)—103.4%		12,957,866

Liabilities in excess of other assets—(3.4)%		(427,685)

Net Assets—100.0%		$12,530,181

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2013.
(c)	Issued with a zero coupon.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

GMTN	Global Medium Term Note
MTN	Medium Term Note
USD	U.S. Dollar

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen U.S. High Yield Bond Fund

	Shares or Principal Amount	Value
CORPORATE BONDS (92.9%)

BERMUDA (0.7%)

Diversified Financial Services (0.7%)
Aircastle Ltd. (USD), 7.63%, 04/15/2020	$105,000	$117,338

CANADA (4.5%)

Commercial Services & Supplies (1.7%)
Garda World Security Corp. (CAD), 9.75%, 03/15/2017	300,000	305,228

Metals & Mining (1.3%)
Taseko Mines Ltd. (USD), 7.75%, 04/15/2019	225,000	227,250

Oil, Gas & Consumable Fuels (1.0%)
MEG Energy Corp. (USD), 6.38%, 01/30/2023 (a)	175,000	175,000

Pharmaceutical (0.5%)
VPII Escrow Corp. (USD), 6.75%, 08/15/2018 (a)	80,000	84,400

		791,878

CAYMAN ISLANDS (3.5%)

Computers & Peripherals (2.0%)
Seagate HDD Cayman (USD), 4.75%, 06/01/2023 (a)	365,000	348,575

Investment Companies (1.5%)
Offshore Group Investment Ltd.
(USD), 7.50%, 11/01/2019	215,000	225,750
(USD), 7.13%, 04/01/2023 (a)	30,000	30,075

		255,825

		604,400

LUXEMBOURG (7.4%)

Apparel (0.8%)
Boardriders SA (EUR), 8.88%, 12/15/2017 (a)	100,000	134,379

Cosmetics/Personal Care (0.7%)
Albea Beauty Holdings SA (USD), 8.38%, 11/01/2019 (a)	120,000	122,100

Diversified Telecommunication Services (2.5%)
Intelsat Luxembourg SA (USD), 8.13%, 06/01/2023 (a)	405,000	435,375

Packaging & Containers (3.4%)
ARD Finance SA, PIK (EUR), 11.13%, 06/01/2018 (a)	250,426	352,793
Greif Luxembourg Finance SCA (EUR), EMTN, 7.38%, 07/15/2021 (a)	165,000	246,946

		599,739

		1,291,593

SWEDEN (1.2%)

Chemicals (1.2%)
Perstorp Holding AB (USD), 8.75%, 05/15/2017 (a)	200,000	206,000

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen U.S. High Yield Bond Fund

UNITED STATES (75.6%)

Aerospace & Defense (0.7%)
AAR Corp. (USD), 7.25%, 01/15/2022	$120,000	$127,500

Apparel (0.2%)
Quiksilver, Inc. / QS Wholesale, Inc. (USD), 10.00%, 08/01/2020 (a)	35,000	36,138

Auto Parts & Equipment (2.2%)
Affinia Group, Inc. (USD), 7.75%, 05/01/2021 (a)	175,000	180,250
Dana Holding Corp. (USD), 6.00%, 09/15/2023	200,000	200,500

		380,750

Chemicals (3.5%)
Axiall Corp. (USD), 4.88%, 05/15/2023 (a)	130,000	123,500
Ferro Corp. (USD), 7.88%, 08/15/2018	175,000	182,438
Tronox Finance LLC (USD), 6.38%, 08/15/2020 (a)	235,000	225,012
US Coatings Acquisition, Inc. / Flash Dutch 2 BV (USD), 7.38%, 05/01/2021 (a)	85,000	88,081

		619,031

Coal (8.5%)
Alpha Natural Resources, Inc. (USD), 6.25%, 06/01/2021	325,000	271,375
Arch Coal, Inc. (USD), 7.25%, 06/15/2021	580,000	468,350
Consol Energy, Inc. (USD), 6.38%, 03/01/2021	170,000	172,125
Peabody Energy Corp. (USD), 6.25%, 11/15/2021	210,000	205,800
Westmoreland Coal Co. (USD), 10.75%, 02/01/2018	335,000	358,450

		1,476,100

Commercial Services & Supplies (4.2%)
DynCorp International, Inc. (USD), 10.38%, 07/01/2017	205,000	211,150
H&E Equipment Services Inc (USD), 7.00%, 09/01/2022	65,000	69,550
Iron Mountain, Inc. (USD), 5.75%, 08/15/2024	165,000	155,925
RR Donnelley & Sons Co (USD), 7.88%, 03/15/2021	130,000	140,400
ServiceMaster Co. (USD), 8.00%, 02/15/2020	160,000	156,400

		733,425

Distribution/Wholesale (0.7%)
LKQ Corp. (USD), 4.75%, 05/15/2023 (a)	135,000	129,431

Diversified Financial Services (2.4%)
Milestone Aviation Group LLC (USD), 8.63%, 12/15/2017 (a)	80,000	84,200
Nationstar Mortgage LLC (USD), 6.50%, 06/01/2022	335,000	332,488

		416,688

Diversified Telecommunication Services (8.6%)
Alaska Communications Systems Group, Inc. (USD), 6.25%, 05/01/2018 (a)	390,000	311,756
Cincinnati Bell, Inc. (USD), 8.38%, 10/15/2020	227,000	239,485
Clearwire Communications LLC / Clearwire Finance, Inc. (USD), 8.25%, 12/01/2040 (a)	238,000	263,585
MetroPCS Wireless, Inc. (USD), 6.25%, 04/01/2021 (a)	100,000	102,000
Sprint Communications, Inc. (USD), 11.50%, 11/15/2021	246,000	327,180
Windstream Corp. (USD), 6.38%, 08/01/2023	260,000	247,000

		1,491,006

Electric Utilities (2.4%)
AES Corp. (USD), 4.88%, 05/15/2023	130,000	123,500
GenOn Energy, Inc. (USD), 9.88%, 10/15/2020	70,000	78,750
NRG Energy, Inc. (USD), 6.63%, 03/15/2023	205,000	210,125

		412,375

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Electronics (0.1%)
Jabil Circuit, Inc. (USD), 4.70%, 09/15/2022	$15,000	$14,663

Energy Equipment & Services (1.8%)
Regency Energy Partners LP / Regency Energy Finance Corp. (USD), 4.50%, 11/01/2023 (a)	30,000	28,200
Sabine Pass Liquefaction LLC (USD), 5.63%, 02/01/2021 (a)	295,000	290,944

		319,144

Engineering & Construction (0.7%)
Zachry Holdings, Inc. (USD), 7.50%, 02/01/2020 (a)	120,000	123,900

Entertainment (1.3%)
Greektown Superholdings, Inc., Series A (USD), 13.00%, 07/01/2015	150,000	157,875
PNK Finance Corp. (USD), 6.38%, 08/01/2021 (a)	60,000	60,450

		218,325

Food Products (0.8%)
Post Holdings, Inc. (USD), 7.38%, 02/15/2022	125,000	134,063

Healthcare Products (0.6%)
Biomet, Inc. (USD), 6.50%, 10/01/2020	100,000	102,625

Healthcare Providers & Services (2.9%)
HCA, Inc. (USD), 4.75%, 05/01/2023	175,000	168,875
Radnet Management, Inc. (USD), 10.38%, 04/01/2018	210,000	223,387
Tenet Healthcare Corp. (USD), 8.00%, 08/01/2020	100,000	106,250

		498,512

Holding Companies-Diversified Operations (0.8%)
Renaissance Acquisition Corp. (USD), 6.88%, 08/15/2021 (a)	140,000	139,300

Home Builders (1.2%)
KB Home (USD), 8.00%, 03/15/2020	115,000	128,225
Meritage Homes Corp. (USD), 7.00%, 04/01/2022	80,000	87,200

		215,425

Information Technology Services (0.9%)
SunGard Data Systems, Inc. (USD), 6.63%, 11/01/2019	150,000	155,625

Insurance (0.9%)
American Equity Investment Life Holding Co. (USD), 6.63%, 07/15/2021	155,000	160,425

Lodging (4.4%)
Boyd Gaming Corp. (USD), 9.13%, 12/01/2018	150,000	159,750
Marina District Finance Co., Inc. (USD), 9.88%, 08/15/2018	410,000	434,600
MGM Resorts International (USD), 6.63%, 12/15/2021	165,000	174,075

		768,425

Media (3.8%)
Cablevision Systems Corp. (USD), 5.88%, 09/15/2022	285,000	283,575
CCO Holdings LLC / CCO Holdings Capital Corp. (USD), 5.75%, 01/15/2024	130,000	121,550
WideOpenWest Finance LLC / WideOpenWest Capital Corp. (USD), 13.38%, 10/15/2019	225,000	259,312

		664,437

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Metals & Mining (0.8%)
Barrick North America Finance LLC (USD), 4.40%, 05/30/2021	$145,000	$131,578

Oil & Gas Services (2.1%)
Forbes Energy Services Ltd. (USD), 9.00%, 06/15/2019	370,000	371,850

Oil, Gas & Consumable Fuels (12.4%)
Approach Resources, Inc. (USD), 7.00%, 06/15/2021	95,000	95,950
Atlas Resource Escrow Co. (USD), 9.25%, 08/15/2021 (a)	215,000	217,150
Carrizo Oil & Gas, Inc. (USD), 7.50%, 09/15/2020	240,000	250,800
Comstock Resources, Inc. (USD), 9.50%, 06/15/2020	155,000	169,725
EV Energy Partners LP (USD), 8.00%, 04/15/2019	185,000	186,850
EXCO Resources, Inc. (USD), 7.50%, 09/15/2018	170,000	166,600
Forest Oil Corp. (USD), 7.50%, 09/15/2020 (a)	120,000	116,700
GMX Resources, Inc. (USD), 9.00%, 03/02/2018 (b)(c)	367,000	55,050
Quicksilver Resources, Inc. (USD), 11.00%, 07/01/2021 (a)	270,000	241,650
Rex Energy Corp. (USD), 8.88%, 12/01/2020 (a)	165,000	171,188
Rosetta Resources, Inc. (USD), 5.63%, 05/01/2021	5,000	5,000
SandRidge Energy, Inc. (USD), 7.50%, 02/15/2023	185,000	181,300
Venoco, Inc. (USD), 8.88%, 02/15/2019	310,000	308,837

		2,166,800

Packaging & Containers (2.3%)
Pretium Packaging LLC (USD), 11.50%, 04/01/2016	250,000	268,750
Sealed Air Corp. (USD), 5.25%, 04/01/2023 (a)	130,000	126,425

		395,175

Real Estate (0.7%)
CBRE Services, Inc. (USD), 5.00%, 03/15/2023	130,000	124,800

Real Estate Investment Trust (REIT) Funds (0.5%)
Corrections Corp. of America (USD), 4.63%, 05/01/2023	85,000	82,875

Retail (3.2%)
99 Cents Only Stores (USD), 11.00%, 12/15/2019	140,000	158,200
CST Brands, Inc. (USD), 5.00%, 05/01/2023 (a)	125,000	123,437
NPC International, Inc. (USD), 10.50%, 01/15/2020	100,000	114,750
Wok Acquisition Corp. (USD), 10.25%, 06/30/2020 (a)	150,000	168,000

		564,387

		13,174,778

Total Corporate Bonds		16,185,987

REPURCHASE AGREEMENT (2.7%)

UNITED STATES (2.7%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $472,000 collateralized by U.S. Treasury Note, maturing 08/31/2019; total market value of $484,169	472,000	472,000

Total Repurchase Agreement		472,000

Total Investments (Cost $16,694,342) (d)—95.6%		16,657,987

Other assets in excess of liabilities—4.4%		771,329

Net Assets—100.0%		$17,429,316

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2013 (unaudited)

Aberdeen U.S. High Yield Bond Fund

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.32% of net assets as of July 31, 2013. (unaudited)
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
PIK	Payment In Kind
REIT	Real Estate Investment Trust
USD	U.S. Dollar

At July 31, 2013, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Canadian Dollar
10/21/2013	UBS	USD	311,113	CAD	325,000	$315,806	$(4,693)
United States Dollar/Euro
10/21/2013	UBS	USD	724,936	EUR	552,000	734,556	(9,620)

						$1,050,362	$(14,313)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2013, the Fund held the following credit default swaps:

Buy Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)
Deutsche Bank	09/20/2013	200,000	Pay: Fixed rate equal to 5.00% Receive: Alcatel-Lucent, 1/15/2028, 6.50%	$(11,411)
Barclays Capital	06/20/2017	300,000	Pay: Fixed rate equal to 1.00% Receive: Southwest Airlines, 3/01/2017, 5.13%	(12,231)
Barclays Capital	09/20/2017	300,000	Pay: Fixed rate equal to 5.00% Receive: Avis Budget Car Rental LLC, 6/15/2016, 7.75%	(38,862)
Barclays Capital	03/20/2018	350,000	Pay: Fixed rate equal to 1.00% Receive: Alcoa, Inc., 2/23/2019, 5.72%	(6,778)

				$(69,282)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen U.S. High Yield Bond Fund

Sell Protection:

Counterparty	Expiration Date	Notional Amount	Swap Details	Unrealized Appreciation/ (Depreciation)	Implied Credit Spread*
Barclays Capital	09/20/2017	300,000	Pay: Bombardier, Inc., 5/01/2034, 7.45% Receive: Fixed rate equal to 5.00%	$24,404	1.84%
Deutsche Bank	09/20/2018	500,000	Pay: Goodyear Tire & Rubber Co., 3/15/2028, 7.00% Receive: Fixed rate equal to 5.00%	(690)	3.55%

				$23,714

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Diversified Alternatives Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (86.6%)

Alternative Investment (54.5%)
Aberdeen Equity Long-Short Fund, Institutional Class (a)	147,267	$1,808,445
AQR Managed Futures Strategy Fund, Class I	158,538	1,612,335
Arbitrage Event Driven Fund, Institutional Class	135,412	1,351,410
Eaton Vance Parametric Option Absolute Return Strategy Fund, Institutional Class	90,573	880,370
Gotham Absolute Return Fund, Institutional Class	162,794	2,003,992
MainStay Marketfield Fund, Institutional Class	131,523	2,301,650
Robeco Boston Partners Long/Short Research Fund, Institutional Class*	160,542	2,162,496

		12,120,698

Commodity Fund (4.4%)
Credit Suisse Commodity Return Strategy Fund, Class I*	136,086	985,260

Equity Funds (14.9%)
Aberdeen Asia-Pacific Smaller Companies Fund, Institutional Class (a)	94,615	1,081,448
Ivy Micro Cap Growth Fund, Class I*	44,667	1,059,050
Tortoise MLP & Pipeline Fund, Institutional Class	79,372	1,183,440

		3,323,938

Fixed Income Funds (12.8%)
Aberdeen U.S. High Yield Bond Fund, Institutional Class (a)	43,880	451,523
Eaton Vance Floating-Rate Fund, Class I	145,920	1,339,553
PIMCO Emerging Markets Currency Fund, Institutional Class	104,251	1,057,103

		2,848,179

Total Mutual Funds		19,278,075

EXCHANGE TRADED FUNDS (11.0%)

Equity Fund (3.2%)
First Trust Health Care AlphaDEX Fund	17,004	724,370

Fixed Income Fund (1.9%)
iShares Barclays 7-10 Year Treasury Bond Fund	4,205	428,910

Real Estate Investment Trust (REIT) Funds (5.9%)
iShares Cohen & Steers Realty Majors Index Fund	5,463	441,520
SPDR Dow Jones International Real Estate Fund	21,328	863,997

		1,305,517

Total Exchange Traded Funds		2,458,797

REPURCHASE AGREEMENT (3.1%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $698,000, collateralized by U.S. Treasury Note, maturing 08/31/2019; total market value of $714,269	$698,000	698,000

Total Repurchase Agreement		698,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Diversified Alternatives Fund

Total Investments (Cost $21,155,892) (b)—100.7%	22,434,872

Liabilities in excess of other assets—(0.7)%	(166,094)

Net Assets—100.0%	$22,268,778

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Diversified Income Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (63.1%)

Equity Funds (14.5%)
Aberdeen Emerging Markets Fund, Institutional Class (a)	41,957	$600,829
Aberdeen Global Natural Resources Fund, Institutional Class (a)	63,719	982,544
Aberdeen International Equity Fund, Institutional Class (a)	193,088	2,834,527

		4,417,900

Fixed Income Funds (48.6%)
Aberdeen Core Fixed Income Fund, Institutional Class (a)	254,442	2,717,441
Aberdeen Emerging Markets Debt Local Currency Fund, Institutional Class (a)	67,023	603,875
Aberdeen U.S. High Yield Bond Fund, Institutional Class (a)	269,399	2,772,115
Eaton Vance Floating-Rate Fund, Class I	396,796	3,642,592
Nuveen Preferred Securities Fund, Institutional Class	169,050	2,943,154
Oppenheimer International Bond Fund, Class Y	355,065	2,172,998

		14,852,175

Total Mutual Funds		19,270,075

EXCHANGE TRADED FUNDS (35.3%)

Equity Funds (25.5%)
ETRACS Alerian MLP Infrastructure Index ETN	46,484	1,798,466
iShares Core S&P 500 ETF	12,713	2,155,108
iShares Russell Midcap Index Fund	18,746	2,568,202
iShares S&P Global Infrastructure Index Fund	34,738	1,276,274

		7,798,050

Real Estate Investment Trust (REIT) Funds (9.8%)
iShares Cohen & Steers Realty Majors Index Fund	18,550	1,499,211
SPDR Dow Jones International Real Estate Fund	36,657	1,484,975

		2,984,186

Total Exchange Traded Funds		10,782,236

REPURCHASE AGREEMENT (1.7%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $527,000, collateralized by U.S. Treasury Note, maturing 08/31/2019; total market value of $541,694	$527,000	527,000

Total Repurchase Agreement		527,000

Total Investments (Cost $29,023,542) (b)—100.1%		30,579,311

Liabilities in excess of other assets—(0.1)%		(17,469)

Net Assets—100.0%		$30,561,842

(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2013 (unaudited)

Aberdeen Dynamic Allocation Fund

	Shares or Principal Amount	Value
MUTUAL FUNDS (73.4%)

Alternative Investment (10.3%)
Aberdeen Equity Long-Short Fund, Institutional Class (a)	115,879	$1,422,995
AQR Managed Futures Strategy Fund, Class I	137,058	1,393,880

		2,816,875

Commodity Fund (3.8%)
Credit Suisse Commodity Return Strategy Fund, Class I*	142,707	1,033,202

Equity Funds (38.0%)
Aberdeen Asia-Pacific Smaller Companies Fund, Institutional Class (a)	46,189	527,935
Aberdeen Emerging Markets Fund, Institutional Class (a)	37,348	534,815
Aberdeen Global Natural Resources Fund, Institutional Class (a)	35,347	545,056
Aberdeen International Equity Fund, Institutional Class (a)	130,819	1,920,426
Aberdeen Small Cap Fund, Institutional Class* (a)	112,455	2,361,560
Aberdeen U.S. Equity Fund, Institutional Class (a)	149,029	1,862,864
Ivy Micro Cap Growth Fund, Class I*	36,473	864,781
Tortoise MLP & Pipeline Fund, Institutional Class	116,961	1,743,884

		10,361,321

Fixed Income Funds (21.3%)
Aberdeen Core Fixed Income Fund, Institutional Class (a)	180,767	1,930,590
Eaton Vance Floating-Rate Fund, Class I	243,080	2,231,477
Oppenheimer International Bond Fund, Class Y	180,705	1,105,912
PIMCO Emerging Markets Currency Fund, Institutional Class	54,565	553,292

		5,821,271

Total Mutual Funds		20,032,669

EXCHANGE TRADED FUNDS (24.3%)

Equity Funds (18.2%)
First Trust Health Care AlphaDEX Fund	14,133	602,066
iShares Core S&P 500 ETF	8,509	1,442,445
iShares Russell Midcap Index Fund	17,073	2,339,001
iShares S&P Global Infrastructure Index Fund	15,735	578,104

		4,961,616

Real Estate Investment Trust (REIT) Funds (6.1%)
iShares Cohen & Steers Realty Majors Index Fund	10,238	827,435
SPDR Dow Jones International Real Estate Fund	20,407	826,688

		1,654,123

Total Exchange Traded Funds		6,615,739

REPURCHASE AGREEMENT (2.3%)
State Street Bank, 0.01%, dated 07/31/2013, due 08/01/2013, repurchase price $611,000, collateralized by U.S. Treasury Note, maturing 08/31/2019; total market value of $627,981	$611,000	611,000

Total Repurchase Agreement		611,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2013 (unaudited)

Aberdeen Dynamic Allocation Fund

Total Investments (Cost $24,929,828) (b)—100.0%	27,259,408

Other assets in excess of liabilities—0.0%	12,539

Net Assets—100.0%	$27,271,947

*	Non-income producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Notes to Statements of Investments (unaudited)

July 31, 2013

1. Summary of Significant Accounting Policies

(a) Security Valuation

The Aberdeen Funds (each a “Fund”; collectively, the “Funds”) are required to value their securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. Closed-end mutual funds and exchange traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined as a Level 1 investment.

In addition, foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying fair valuation factors to the last sale price or the mean price as noted above. Fair valuation factors are provided by an independent pricing service provider. These factors are used when pricing a Fund’s portfolio holding to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Fair valuation factors are not utilized if the pricing service is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold. A security that applies a fair valuation factor is determined as a Level 2 investment because the exchange traded price has been adjusted.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper, and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Debt and other fixed-income securities are determined as Level 2 investments.

Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the fair value of a security is determined by the Funds’ Pricing Committee (which is appointed by the Board of Trustees (the “Board”)), taking into account the relevant factors and surrounding circumstances. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity
Forward foreign currency contracts	Forward exchange rate quotations
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures

The following is a summary of the inputs used as of July 31, 2013 in valuing the Funds’ investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund
Investments in Securities
Common Stocks	22,989,861	821,137,239	—	844,127,100
Preferred Stocks	—	38,455,416	—	38,455,416
Repurchase Agreement	—	39,526,000	—	39,526,000

	22,989,861	899,118,655	—	922,108,516

Aberdeen Asia-Pacific Smaller Companies Fund
Investments in Securities
Common Stocks	7,841,557	17,991,055	—	25,832,612

	7,841,557	17,991,055	—	25,832,612

Aberdeen China Opportunities Fund
Investments in Securities
Common Stocks	2,653,270	32,547,120	—	35,200,390
Repurchase Agreement	—	127,000	—	127,000

	2,653,270	32,674,120	—	35,327,390

Aberdeen Emerging Markets Fund
Investments in Securities
Common Stocks	2,998,666,873	6,677,952,358	—	9,676,619,231
Preferred Stocks	594,264,828	442,192,525	—	1,036,457,353
Repurchase Agreement	—	344,446,000	—	344,446,000

	3,592,931,701	7,464,590,883	—	11,057,522,584

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stocks—Long Positions	548,471,507	—	—	548,471,507
Repurchase Agreement	—	89,819,000	—	89,819,000
Common Stocks—Short Positions	(232,348,835)	—	—	(232,348,835)
Exchange Traded Funds—Short Positions	(9,901,020)	—	—	(9,901,020)

	306,221,652	89,819,000	—	396,040,652

Aberdeen European Equity Fund
Investments in Securities
Common Stocks	97,321	4,948,760	—	5,046,081
Repurchase Agreement	—	112,000	—	112,000

	97,321	5,060,760	—	5,158,081

Aberdeen Global Equity Fund
Investments in Securities
Common Stocks	57,344,476	79,039,731	—	136,384,207
Preferred Stocks	7,640,551	3,316,158	—	10,956,709
Repurchase Agreement	—	2,849,000	—	2,849,000

	64,985,027	85,204,889	—	150,189,916

Aberdeen Global Natural Resources Fund
Investments in Securities
Common Stocks	18,437,438	14,783,729	—	33,221,167

	18,437,438	14,783,729	—	33,221,167

Aberdeen Global Small Cap Fund
Investments in Securities
Common Stocks	107,753,490	175,452,700	—	283,206,190
Preferred Stocks	6,793,481	—	—	6,793,481

	114,546,971	175,452,700	—	289,999,671

Aberdeen International Equity Fund
Investments in Securities
Common Stocks	107,904,565	769,981,910	—	877,886,475
Preferred Stocks	57,650,422	38,997,363	—	96,647,785
Repurchase Agreement	—	8,400,000	—	8,400,000

	165,554,987	817,379,273	—	982,934,260

Aberdeen Latin American Equity Fund
Investments in Securities
Common Stocks	3,947,677	—	—	3,947,677
Preferred Stocks	148,594	—	—	148,594

	4,096,271	—	—	4,096,271

Aberdeen Small Cap Fund
Investments in Securities
Common Stocks	141,413,849	—	—	141,413,849
Repurchase Agreement	—	2,097,000	—	2,097,000

	141,413,849	2,097,000	—	143,510,849

Aberdeen U.S. Equity Fund
Investments in Securities
Common Stocks	412,592,950	—	—	412,592,950
Repurchase Agreement	—	6,894,000	—	6,894,000

	412,592,950	6,894,000	—	419,486,950

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

Aberdeen Asia Bond Fund
Investments in Securities
Corporate Bonds	—	113,505,567	—	113,505,567
Government Bonds	—	129,763,156	—	129,763,156
Repurchase Agreement	—	15,428,000	—	15,428,000
Other Financial Instruments
Assets
Futures Contracts	1,060,527	—	—	1,060,527
Forward Foreign Currency Exchange Contracts	—	4,725,568	—	4,725,568
Liabilities
Futures Contracts	(403,742)	—	—	(403,742)
Forward Foreign Currency Exchange Contracts	—	(6,313,758)	—	(6,313,758)

	656,785	257,108,533	—	257,765,318

Aberdeen Core Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	7,119,382	—	7,119,382
Commercial Mortgage-Backed Securities	—	7,838,671	—	7,838,671
Residential Mortgage-Backed Securities	—	4,733,633	—	4,733,633
Corporate Bonds	—	29,988,124	—	29,988,124
Municipal Bonds	—	3,034,046	—	3,034,046
U.S. Agencies	—	34,655,659	—	34,655,659
U.S. Treasuries	—	9,738,208	—	9,738,208
Repurchase Agreement	—	1,940,000	—	1,940,000
Other Financial Instruments
Assets
Futures Contracts	17,454	—	—	17,454
Liabilities
Futures Contracts	(6,374)	—	—	(6,374)

	11,080	99,047,723	—	99,058,803

Aberdeen Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	—	926,634	—	926,634
Government Bonds	—	7,083,128	—	7,083,128
Government Agencies	—	577,728	—	577,728
Repurchase Agreement	—	553,000	—	553,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	45,814	—	45,814
Liabilities
Forward Foreign Currency Exchange Contracts	—	(32,768)	—	(32,768)

	—	9,153,536	—	9,153,536

Aberdeen Emerging Markets Debt Local Currency Fund
Investments in Securities
Corporate Bonds	—	4,836,325	—	4,836,325
Government Bonds	—	36,086,167	—	36,086,167
Government Agencies	—	3,395,044	—	3,395,044
Repurchase Agreement	—	5,483,000	—	5,483,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	229,668	—	229,668
Liabilities
Forward Foreign Currency Exchange Contracts	—	(529,833)	—	(529,833)

	—	49,500,371	—	49,500,371

Aberdeen Global Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	209,330	—	209,330
Commercial Mortgage-Backed Securities	—	631,792	—	631,792
Residential Mortgage-Backed Securities	—	502,765	—	502,765

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

Corporate Bonds	—	8,647,704	—	8,647,704
Municipal Bonds	—	256,849	—	256,849
Government Bonds	—	10,126,819	—	10,126,819
U.S. Agencies	—	1,867,636	—	1,867,636
U.S. Treasuries	—	1,312,362	—	1,312,362
Other Financial Instruments
Assets
Futures Contracts	6,853	—	—	6,853
Forward Foreign Currency Exchange Contracts	—	22,035	—	22,035
Liabilities
Futures Contracts	(30,862)	—	—	(30,862)
Forward Foreign Currency Exchange Contracts	—	(39,352)	—	(39,352)

	(24,009)	23,537,940	—	23,513,931

Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	104,249,613	—	104,249,613
Repurchase Agreement	—	782,000	—	782,000

	—	105,031,613	—	105,031,613

Aberdeen Ultra-Short Duration Bond Fund
Investments in Securities
Asset-Backed Securities	—	1,358,104	—	1,358,104
Corporate Bonds	—	8,676,873	—	8,676,873
U.S. Agencies	—	2,048,721	—	2,048,721
U.S. Treasuries	—	651,168	—	651,168
Repurchase Agreement	—	223,000	—	223,000

	—	12,957,866	—	12,957,866

Aberdeen U.S. High Yield Bond Fund
Investments in Securities
Corporate Bonds	—	16,185,987	—	16,185,987
Repurchase Agreement	—	472,000	—	472,000
Other Financial Instruments
Assets
Credit Default Swaps Contracts	—	24,404	—	24,404
Liabilities
Forward Foreign Currency Exchange Contracts	—	(14,313)	—	(14,313)
Credit Default Swaps Contracts	—	(69,972)	—	(69,972)

	—	16,598,106	—	16,598,106

Aberdeen Diversified Alternatives Fund
Investments in Securities
Mutual Funds	19,278,075	—	—	19,278,075
Exchange Traded Funds	2,458,797	—	—	2,458,797
Repurchase Agreement	—	698,000	—	698,000

	21,736,872	698,000	—	22,434,872

Aberdeen Diversified Income Fund
Investments in Securities
Mutual Funds	19,270,075	—	—	19,270,075
Exchange Traded Funds	10,782,236	—	—	10,782,236
Repurchase Agreement	—	527,000	—	527,000

	30,052,311	527,000	—	30,579,311

Aberdeen Dynamic Allocation Fund
Investments in Securities
Mutual Funds	20,032,669	—	—	20,032,669
Exchange Traded Funds	6,615,739	—	—	6,615,739
Repurchase Agreement	—	611,000	—	611,000

	26,648,408	611,000	—	27,259,408

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

Amounts listed as “–” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2013, several Funds had transfers between Level 1 and Level 2 due to fair value factor adjustments. For the period ended July 31, 2013 there have been no other significant changes to the fair valuation methodologies. The following is a summary of Funds which had significant transfers:

Fund	Transfer from Level 1	Transfer from Level 2
Asia-Pacific (ex-Japan) Equity Fund	9,836,877	6,038,670
Asia-Pacific Smaller Companies Fund	1,445,006	2,998,749
China Opportunities Fund	766,320	—
Emerging Markets Fund	86,209,620	270,270,275
Global Small Cap Fund	4,824,817	5,176,865
International Equity Fund	3,248,900	—

(b) Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation

Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

(e) Derivative Financial Instruments

The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Swaps

Certain Funds enter into swaps to efficiently gain or hedge interest rate or currency risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by a Fund, and/or the termination value at the end of the contract. Therefore, a Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. A Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

Certain Funds are a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by certain Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Credit Default Swaps

Certain Funds use credit default swap contracts to limit or reduce risk exposure of defaults of corporate and sovereign issuers (i.e., to reduce risk when a Fund owns or has exposure to such issuers), or to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which a Fund is not otherwise exposed. As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, a Fund would keep the stream of payments and would have no payment of obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. As the purchaser in a credit default swap contract, a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Interest Rate Swaps

Certain Funds may invest in interest rate swap contracts. A Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between a Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts may have a term of one to ten years, but typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from a Fund in accordance with the terms of the contract based on the closing level of the relevant index or security and interest accrual through the valuation date. Changes in the value of swap contracts are recorded as unrealized gains or losses. Periodic cash settlements on interest rate swaps are recorded as realized gains or losses.

Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness has been approved by the Board. A Fund bears the interest rate and market risk arising from any change in index or security values or interest rates.

(f) Short Sales

During the period, the Aberdeen Equity Long-Short Fund engaged in short-selling of portfolio securities, which obligates the Fund to replace any security that it has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

Notes to Statements of Investments (unaudited) (continued)

July 31, 2013

(g) Credit-Linked Notes

The Aberdeen Asia Bond Fund invests in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

(h) Mortgage Dollar Rolls

Certain Funds may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. For accounting purposes, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

(i) Security Transactions, Investment Income and Expenses

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis using the effective interest method. Expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all or certain funds of the Trust. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

Notes to Statements of Investments (unaudited) (concluded)

July 31, 2013

2. Tax Information

As of July 31, 2013, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aberdeen Asia-Pacific (ex-Japan) Equity Fund	$888,471,116	$70,664,841	$(37,027,441)	$33,637,400
Aberdeen Asia-Pacific Smaller Companies Fund	25,155,416	2,223,850	(1,546,654)	677,196
Aberdeen China Opportunities Fund	32,823,239	4,992,451	(2,488,300)	2,504,151
Aberdeen Emerging Markets Fund	10,420,530,403	1,261,651,247	(624,659,066)	636,992,181
Aberdeen Equity Long-Short Fund	537,696,829	109,274,821	(8,681,143)	100,593,678
Aberdeen European Equity Fund	5,042,180	208,192	(92,291)	115,901
Aberdeen Global Equity Fund	133,209,496	20,893,326	(3,912,906)	16,980,420
Aberdeen Global Natural Resources Fund	34,974,337	4,523,268	(6,276,438)	(1,753,170)
Aberdeen Global Small Cap Fund	277,421,459	20,908,494	(8,330,282)	12,578,212
Aberdeen International Equity Fund	868,858,014	150,035,383	(35,959,137)	114,076,246
Aberdeen Latin American Equity Fund	4,861,135	13,482	(778,346)	(764,864)
Aberdeen Small Cap Fund	109,458,005	34,066,345	(13,501)	34,052,844
Aberdeen U.S. Equity Fund	315,460,442	106,783,559	(2,757,051)	104,026,508
Aberdeen Asia Bond Fund	273,275,258	3,463,931	(18,042,466)	(14,578,535)
Aberdeen Core Fixed Income Fund	100,375,672	908,476	(2,236,425)	(1,327,949)
Aberdeen Emerging Markets Debt Fund	9,791,501	16,336	(667,347)	(651,011)
Aberdeen Emerging Markets Debt Local Currency Fund	54,745,246	119,024	(5,063,734)	(4,944,710)
Aberdeen Global Fixed Income Fund	23,716,123	576,928	(737,794)	(160,866)
Aberdeen Tax-Free Income Fund	99,357,547	6,438,784	(764,718)	5,674,066
Aberdeen Ultra-Short Duration Bond Fund	12,915,938	50,340	(8,412)	41,928
Aberdeen U.S. High Yield Bond Fund	16,694,342	480,872	(517,227)	(36,355)
Aberdeen Diversified Alternatives Fund	21,155,892	1,587,692	(308,712)	1,278,980
Aberdeen Diversified Income Fund	29,023,542	1,875,742	(319,973)	1,555,769
Aberdeen Dynamic Allocation Fund	24,929,828	2,821,476	(491,896)	2,329,580

Item 2.    Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Gary Marshall
Gary Marshall, Principal Executive Officer of Aberdeen Funds September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gary Marshall
Gary Marshall, Principal Executive Officer of Aberdeen Funds September 26, 2013

By:	/s/ Andrea Melia
Andrea Melia, Principal Financial Officer of Aberdeen Funds September 26, 2013